UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg
K&L Gates LLP
Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2011

Date of reporting period: 06/30/2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2011

State Farm Variable Product Trust

SEMI - ANNUAL REPORT

Large Cap Equity Fund

Small/Mid Cap Equity Fund

International Equity Fund

Large Cap Equity Index Fund

Small Cap Equity Index Fund

International Equity Index Fund

Stock and Bond Balanced Fund

Bond Fund

Money Market Fund

1-888-702-2307

State Farm VP Management Corp.

Securities Products Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-888-702-2307) for a prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800- 447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2011 for the State Farm Variable Product Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the underlying Fund(s) available through variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. We encourage your review and consideration of this entire report.

Market Review

U.S. equity markets, including large cap stocks (as represented by the S&P 500® Index1) and small cap stocks (as represented by the Russell 2000® Index2), generated total returns of 6.02% and 6.21%, respectively, for the 6-month period ended June 30, 2011. During this time period, the market environment was choppy given many prominent events that occurred during the period. Among these events were a major earthquake, tsunami, and nuclear crisis in Japan, political upheaval in the Middle East and North Africa, ongoing fiscal difficulties in several European countries, and increasing inflation in some important developing markets, particularly countries whose local inflation is heavily influenced by food and energy prices. Despite these challenges, corporate earnings generally improved during the 6-month reporting period ended June 30, 2011. In addition, the Federal Reserve maintained an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended June 30, 2011. However, during the month of May 2011, U.S. stock indexes suffered their worst monthly declines since August 2010, as numerous factors converged to weigh on investor sentiment. Signs of slowing global economic growth, tighter monetary policy to control inflation in fast-growing emerging markets, the approaching end of the Federal Reserve’s quantitative easing program (i.e.: “QE2”), and the threat of contagion from the euro zone’s unresolved debt crisis were among the concerns that led investors to favor lower-risk assets during the month. U.S. equity markets also posted declines in the month of June, but rebounded somewhat towards the last part of the month to end the 6-month period through June 30, 2011 in positive territory as noted above.

International equities markets, as represented by the MSCI EAFE® Free Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, also posted positive total returns of 4.98% and 3.80%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2011. Within the MSCI EAFE Free Index, developed European markets like Ireland, France and Germany were among the strongest performing markets, gaining 17.20%, 15.54% and 14.21%, respectively, in U.S. dollar terms during the period. Stock market performance in emerging market countries posted marginal gains during the period with the MSCI Emerging Markets Index posting a total return of 0.88% in U.S. dollar terms.3

Concerns over slowing U.S. economic growth and the ongoing European debt crisis lifted the demand for the relatively safe haven of U.S. Treasuries, especially later in the reporting period. Over the entire 6-month reporting period, the yield on 10-year U.S. Treasuries rose from 3.30% on January 3, 2011 to a high of 3.75% on February 8, 2011, before falling 57 basis points to end at 3.18% on June 30, 2011. Short-term yields remained low, with 3-month U.S. Treasury yields falling 9 basis points from 0.12% on January 3, 2011 to 0.03% on

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: Bloomberg. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[3]

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2011, the MSCI ACWI ex-U.S. Index consisted of 44 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

June 30, 2011.4 Among major fixed income indices, the Barclays Capital U.S. Government/Credit Intermediate Index5 posted a total return of 2.47% over the 6-month period ended June 30, 2011.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2011 through December 31, 2011 in the State Farm Variable Product Trust Annual Report.6

Sincerely,

Joe Monk
Senior Vice President
State Farm Investment Management Corp.

[4]

Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[5]

Source: Barclays Capital Inc. The Barclays Capital U.S. Government/Credit Intermediate Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. It is not possible to invest directly in an index. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[6]	Investing involves risk, including potential for loss.

Portfolio Summary

State Farm Variable Product Trust Large Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 14 other countries each of which represents less than 2.50% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Large Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Index Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries each of which represents less than 2.50% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Stock and Bond Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[2]

Large Cap Equity Fund

Actual	1,000.00	1,071.14	0.70%	3.59

Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

Small/Mid Cap Equity Fund

Actual	1,000.00	1,095.43	0.90%	4.68

Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

International Equity Fund

Actual	1,000.00	1,031.79	1.00%	5.04

Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

Large Cap Equity Index Fund[4]

Actual	1,000.00	1,059.20	0.31%	1.58

Hypothetical (5% return before expenses)	1,000.00	1,023.26	0.31%	1.56

Small Cap Equity Index Fund

Actual	1,000.00	1,060.99	0.50%	2.56

Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50%	2.51

International Equity Index Fund

Actual	1,000.00	1,053.10	0.68%	3.46

Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.68%	3.41

Stock and Bond Balanced Fund[3]

Actual	1,000.00	1,046.11	0.42%	2.13

Hypothetical (5% return before expenses)	1,000.00	1,022.71	0.42%	2.11

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[2]

Bond Fund

Actual	1,000.00	1,024.87	0.58%	2.91

Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58%	2.91

Money Market Fund

Actual	1,000.00	1,000.00	0.14%	0.69

Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.14%	0.70

[1]

This expense example reflects only the underlying Fund fees. As an owner of an interest in an Account, you do not directly own shares of an underlying Fund. Instead, you allocate premiums to a subaccount of the Account and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in an Account also is subject to contract level fees and expenses that are not included in this expense example.

[2]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

[3]

Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/ 40% throughout the year.

[4]

Restated Expense Example Table for Large Cap Equity Index Fund. On June 17, 2011, State Farm Variable Product Trust’s Board of Trustees approved reducing the management fee for the Large Cap Equity Index Fund from 0.26% to 0.24% of the Fund’s average daily net assets effective September 1, 2011. The example below reflects those changes as if they had been in effect throughout the entire period January 1, 2011 to June 30, 2011:

Large Cap Equity Index Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011*

Actual	1,000.00	1,059.20	0.29%	1.48

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29%	1.45

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period multiplied by 181/ 365 (to reflect the one-half year period).

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 17, 2011, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), (ii) to approve an amendment to the Advisory Agreement reducing SFIMC’s investment advisory and management services fee for the Large Cap Equity Index Fund, (iii) to approve continuation of, and an amendment to, the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust, and BlackRock Fund Advisors (“BlackRock”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund, and (viii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund. Together the sub-advisory agreements between SFIMC and BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier will be referred to as the “Sub-Advisory Agreements.”

The amendment to the Advisory Agreement approved by the Board and the amendment to the sub-advisory agreement between SFIMC, Variable Product Trust and BlackRock (the “BlackRock Sub-Advisory Agreement”) approved by the Board both related to the Large Cap Equity Index Fund. Prior to June 17th, BlackRock had agreed to reduce its sub-advisory fee for the Large Cap Equity Index Fund, and the amended BlackRock Sub-Advisory Agreement reflects this fee reduction. The amendment to the Advisory Agreement reflects a reduction in the investment advisory and management services fee SFIMC charges to the Large Cap Equity Index Fund from 0.26% of average daily net assets to 0.24% of average daily net assets. SFIMC proposed the decrease in the investment advisory and management services fee to the Board to correspond to the lower sub-advisory fee SFIMC negotiated with BlackRock. These amendments are scheduled to become effective September 1, 2011.

SFIMC and the Board have hired sub-advisers for six of Variable Product Trust’s nine separate series (each a “Fund” and together the “Funds”). Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	BlackRock
Small Cap Equity Index Fund	BlackRock
International Equity Index Fund	BlackRock

Prior to the June 17, 2011 meeting, independent legal counsel to the Independent Trustees had sent to BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier (collectively the “Sub-Advisers”) and to SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year. SFIMC subsequently provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 17th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Variable Product Trust reviewed these materials at meetings held on March 18, 2011 and May 23, 2011, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes including the appropriate Morningstar Category Average composite index, which includes all open-end funds within that category as assigned by Morningstar, Inc., without exclusions.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, and concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Large Cap Equity Fund, Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to applicable benchmarks. SFIMC management explained to the Board that the Large Cap Equity Fund and Small/Mid Cap Equity Fund’s relative performance lagged during the three-, five- or ten-year time periods ending March 31, 2011, but had shown signs of improvement in the most recent one-year or quarterly time periods. SFIMC explained that the underperformance of these Funds over these time frames resulted from the market environment generally rewarding investors in low-quality, high-risk securities, an investment strategy not generally followed by these Funds. However, the Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund, the Money Market Fund and the Stock and Bond Balanced Fund. The Strategic Insight Report indicated that the overall recent performance of those Funds was competitive with each Fund’s benchmark and/or index. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures, as well as the proposed reduced fee structure relating to the Large Cap Equity Index Fund. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC has continued waiving fees it is entitled to receive from that Fund. SFIMC management also explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts to which the Funds are sold. The Board also took note that SFIMC did not manage any institutional client, and that it only manages the Funds, and the funds of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board concluded that the advisory and sub-advisory fees (including the proposed fee reduction for the Large Cap Equity Index Fund) which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fee structure of the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by the Fund as a Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. Because SFIMC’s investment advisory fees charged to the Funds within Variable Product Trust currently do not include breakpoints and because SFIMC management currently does not anticipate a significant increase in the amount of assets of any Fund, economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm currently is not selling new variable insurance policies, the separate accounts of which invest in the Funds. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets, existing State Farm variable insurance policyholders’ making additional or new contributions into those policies and/or State Farm beginning to market new variable insurance policies that utilize the Funds as underlying investment options.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Variable Product Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Amendment to the Advisory Agreement, to be effective September 1, 2011,
•	Continuation of the Advisory Agreement for all Funds through June 30, 2012,
•	Amendment to the BlackRock Sub-Advisory Agreement, to be effective September 1, 2011, and
•	Continuation of each Sub-Advisory Agreement through June 30, 2012.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (98.03%)
Consumer Discretionary (12.87%)
Advance Auto Parts Inc.	3,100	$181,319
AutoZone Inc. (a)	800	235,880
Bed Bath & Beyond Inc. (a)	2,800	163,436
CBS Corp. Class B	7,400	210,826
Coach Inc.	4,500	287,685
Comcast Corp. Class A	16,300	413,042
Ford Motor Co. (a)	10,100	139,279
GAP Inc., The	8,700	157,470
General Motors Co. (a)	11,600	352,176
International Game Technology	5,800	101,964
Limited Brands Inc.	2,400	92,280
McDonald’s Corp.	2,600	219,232
Netflix Inc. (a)	1,000	262,690
Priceline.com Inc. (a)	600	307,158
Ross Stores Inc.	4,500	360,540
Starbucks Corp.	5,200	205,348
Target Corp.	3,400	159,494
TJX Companies Inc.	1,900	99,807
TRW Automotive Holdings Corp. (a)	4,500	265,635
Viacom Inc. Class B	4,700	239,700
Walt Disney Co., The	9,300	363,072
Wynn Resorts Ltd.	1,400	200,956

		5,018,989

Consumer Staples (7.65%)
Brown-Forman Corp. Class B	2,800	209,132
Coca-Cola Enterprises Inc.	4,800	140,064
Colgate-Palmolive Co.	2,100	183,561
CVS Caremark Corp.	15,400	578,732
Dr. Pepper Snapple Group Inc.	4,600	192,878
Estee Lauder Companies Inc. Class A, The	2,100	220,899
Green Mountain Coffee Roasters Inc. (a)	1,700	151,742
Philip Morris International Inc.	5,700	380,589
Procter & Gamble Co., The	2,800	177,996
Sysco Corp.	5,300	165,254
Wal-Mart Stores Inc.	11,000	584,540

		2,985,387

Energy (11.78%)
Alpha Natural Resources Inc. (a)	2,200	99,968
Anadarko Petroleum Corp.	5,300	406,828
Apache Corp.	3,300	407,187
Chevron Corp.	5,700	586,188
Cimarex Energy Co.	1,400	125,888
ConocoPhillips	2,800	210,532
Diamond Offshore Drilling Inc.	2,100	147,861
El Paso Corp.	5,500	111,100
EQT Corp.	7,900	414,908
Exxon Mobil Corp.	7,200	585,936
Halliburton Co.	5,100	260,100
Nabors Industries Ltd. (a)	4,700	115,808
Newfield Exploration Co. (a)	2,800	190,456
Occidental Petroleum Corp.	3,700	384,948
SM Energy Co.	1,500	110,220

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Southwestern Energy Co. (a)	5,700	$244,416
Williams Companies Inc., The	6,300	190,575

		4,592,919

Financials (12.28%)
ACE Ltd.	5,600	368,592
Aflac Inc.	9,600	448,128
Allstate Corp., The	6,000	183,180
Ameriprise Financial Inc.	3,100	178,808
Axis Capital Holdings Ltd.	2,700	83,592
Bank of America Corp.	32,100	351,816
CIT Group Inc. (a)	4,600	203,596
Franklin Resources Inc.	4,800	630,192
JPMorgan Chase & Co.	13,500	552,690
MetLife Inc.	12,800	561,536
Moody’s Corp.	4,500	172,575
Travelers Companies Inc., The	6,600	385,308
Wells Fargo & Co.	23,800	667,828

		4,787,841

Health Care (11.71%)
Abbott Laboratories	7,300	384,126
Allergan Inc.	2,800	233,100
AmerisourceBergen Corp.	5,700	235,980
Becton, Dickinson and Co.	2,300	198,191
Bristol-Myers Squibb Co.	13,371	387,224
Covidien PLC	7,200	383,256
CR Bard Inc.	2,100	230,706
DaVita Inc. (a)	1,200	103,932
Intuitive Surgical Inc. (a)	300	111,633
Johnson & Johnson	11,100	738,372
Medtronic Inc.	4,100	157,973
Merck & Co. Inc.	6,200	218,798
Pfizer Inc.	28,600	589,160
Quest Diagnostics Inc.	3,200	189,120
Teva Pharmaceutical Industries Ltd. Sponsored ADR	8,400	405,048

		4,566,619

Industrials (11.45%)
3M Co.	2,100	199,185
Boeing Co., The	6,900	510,117
CSX Corp.	7,400	194,028
Cummins Inc.	1,900	196,631
Deere & Co.	2,300	189,635
General Dynamics Corp.	2,400	178,848
General Electric Co.	10,400	196,144
Honeywell International Inc.	6,600	393,294
ITT Corp.	6,900	406,617
Lockheed Martin Corp.	2,500	202,425
Northrop Grumman Corp.	2,700	187,245
Raytheon Co.	6,800	338,980
Thomas & Betts Corp. (a)	4,100	220,785
Tyco International Ltd.	3,800	187,834
Union Pacific Corp.	5,900	615,960

See accompanying notes to financial statements.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
WW Grainger Inc.	1,600	$245,840

		4,463,568

Information Technology (19.81%)
Altera Corp.	4,700	217,845
Apple Inc. (a)	1,400	469,938
Arrow Electronics Inc. (a)	6,700	278,050
Atmel Corp. (a)	20,700	291,249
Cisco Systems Inc.	8,500	132,685
Cognizant Technology Solutions Corp. Class A (a)	2,500	183,350
Corning Inc.	9,600	174,240
Dell Inc. (a)	37,000	616,790
F5 Networks Inc. (a)	3,400	374,850
First Solar Inc. (a)	1,400	185,178
Google Inc. Class A (a)	450	227,871
Hewlett-Packard Co.	3,800	138,320
Intel Corp.	18,700	414,392
International Business Machines Corp.	4,200	720,510
JDS Uniphase Corp. (a)	11,100	184,926
Lam Research Corp. (a)	2,800	123,984
Linear Technology Corp.	2,900	95,758
MasterCard Inc. Class A	800	241,072
Microsoft Corp.	21,200	551,200
NetApp Inc. (a)	3,300	174,174
Oracle Corp.	6,800	223,788
Red Hat Inc. (a)	4,100	188,190
SanDisk Corp. (a)	5,600	232,400
TE Connectivity Ltd.	11,100	408,036
Visa Inc. Class A	2,100	176,946
VMware Inc. Class A (a)	2,900	290,667
Western Union Co.	9,200	184,276
Xilinx Inc.	6,200	226,114

		7,726,799

Materials (5.10%)
Alcoa Inc.	8,500	134,810
Ashland Inc.	2,100	135,702
Crown Holdings Inc. (a)	5,000	194,100
Dow Chemical Co., The	9,900	356,400
E.I. du Pont de Nemours & Co.	6,800	367,540
Freeport-McMoRan Copper & Gold Inc.	5,000	264,500
International Paper Co.	6,500	193,830
Newmont Mining Corp.	2,600	140,322
Sherwin-Williams Co., The	2,400	201,288

		1,988,492

Telecommunication Services (2.33%)
AT&T Inc.	19,300	606,213
MetroPCS Communications Inc. (a)	17,500	301,175

		907,388

Utilities (3.05%)
American Electric Power Company Inc.	10,500	395,640

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Dominion Resources Inc.	8,700	$419,949
Sempra Energy	7,100	375,448

		1,191,037

Total Common Stocks
(cost $32,849,984)		38,229,039

Short-term Investments (1.92%)
JPMorgan U.S. Government Money Market Fund	751,382	751,382

Total Short-term Investments
(cost $751,382)		751,382

TOTAL INVESTMENTS (99.95%)
(cost $33,601,366)		38,980,421
OTHER ASSETS, NET OF LIABILITIES (0.05%)		17,619

NET ASSETS (100.00%)		$38,998,040

(a)	Non-income producing security.

ADR - American Depository Receipt

12	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (98.87%)
Consumer Discretionary (14.25%)
Abercrombie & Fitch Co. Class A	2,290	$153,247
Blyth Inc.	3,400	171,190
Cinemark Holdings Inc.	5,700	118,047
Cost Plus Inc. (a)	20,100	201,000
Dick’s Sporting Goods Inc. (a)	4,470	171,872
Dillard’s Inc. Class A	5,200	271,128
Discovery Communications Inc. Class A (a)	6,610	270,746
Fossil Inc. (a)	1,140	134,201
Gentex Corp.	7,460	225,516
GNC Acquisition Holdings Inc. Class A (a)	12,000	261,720
Jarden Corp.	6,120	211,201
Macy’s Inc.	11,840	346,202
MarineMax Inc. (a)	16,100	141,036
Marriott International Inc. Class A	6,510	231,040
Modine Manufacturing Co. (a)	9,400	144,478
Nordstrom Inc.	5,190	243,619
Pep Boys-Manny, Moe & Jack, The	11,200	122,416
Pier 1 Imports Inc. (a)	21,400	247,598
Polo Ralph Lauren Corp.	1,820	241,350
Priceline.com Inc. (a)	250	127,982
Saga Communications Inc. Class A (a)	6,400	236,800
Sally Beauty Holdings Inc. (a)	15,800	270,180
Scripps Networks Interactive Class A	3,240	158,371
Signet Jewelers Ltd. (a)	4,270	199,879
Sinclair Broadcast Group Inc. Class A	25,900	284,382
Tiffany & Co.	2,070	162,536
Town Sports International Holdings Inc. (a)	15,100	114,911
Tractor Supply Co.	1,630	109,014
TRW Automotive Holdings Corp. (a)	2,240	132,227
Under Armour Inc. Class A (a)	1,710	132,200
Valassis Communications Inc. (a)	5,100	154,530
ValueVision Media Inc. Class A (a)	32,700	250,155
Warnaco Group Inc., The (a)	2,000	104,500

		6,345,274

Consumer Staples (3.84%)
Church & Dwight Co. Inc.	3,600	145,944
Coca-Cola Enterprises Inc.	3,640	106,215
Corn Products International Inc.	3,120	172,474
Craft Brewers Alliance Inc. (a)	16,300	140,343
Darling International Inc. (a)	9,810	173,637
Fresh Del Monte Produce Inc.	5,900	157,353
Hansen Natural Corp. (a)	3,380	273,611
Omega Protein Corp. (a)	12,000	165,600
Pantry Inc., The (a)	8,600	161,594
Ruddick Corp.	4,900	213,346

		1,710,117

Energy (8.89%)
Complete Production Services Inc. (a)	6,400	213,504
Concho Resources Inc. (a)	4,065	373,370
Energy XXI (Bermuda) Ltd. (a)	8,510	282,702

	Shares	Value
Common Stocks (Cont.)
Energy (cont.)
Ensco PLC Sponsored ADR	7,260	$386,958
Hercules Offshore Inc. (a)	71,500	393,965
Key Energy Services Inc. (a)	16,430	295,740
Knightsbridge Tankers Ltd.	9,100	200,473
McDermott International Inc. (a)	9,070	179,677
Petroleum Development Corp. (a)	4,900	146,559
Pioneer Drilling Co. (a)	16,700	254,508
Pioneer Natural Resources Co.	4,870	436,206
Plains Exploration & Production Co. (a)	4,250	162,010
SM Energy Co.	2,970	218,236
Swift Energy Co. (a)	3,100	115,537
Unit Corp. (a)	3,100	188,883
Westmoreland Coal Co. (a)	6,400	113,600

		3,961,928

Financials (23.69%)
Advance America Cash Advance Centers Inc.	36,100	248,729
Affiliated Managers Group Inc. (a)	3,380	342,901
Ameriprise Financial Inc.	8,430	486,242
AmTrust Financial Services Inc.	11,300	257,414
Argo Group International Holdings Ltd.	4,900	145,628
ARMOUR Residential REIT Inc.	28,100	206,535
BancFirst Corp.	2,600	100,360
Bancorp Inc., The (a)	11,100	115,995
BioMed Realty Trust Inc.	10,930	210,293
Calamos Asset Management Inc. Class A	6,700	97,284
Cardinal Financial Corp.	16,400	179,580
CB Richard Ellis Group Inc. Class A (a)	16,540	415,319
City Holding Co.	5,900	194,877
CNO Financial Group Inc. (a)	28,600	226,226
Employers Holdings Inc.	14,100	236,457
ESSA Bancorp Inc.	13,100	162,702
EZCORP Inc. Class A (a)	9,100	323,732
First Industrial Realty Trust Inc. (a)	33,700	385,865
First Niagara Financial Group Inc.	12,440	164,208
Franklin Resources Inc.	2,620	343,980
Gramercy Capital Corp. (a)	46,300	140,289
Harleysville Group Inc.	5,800	180,786
Host Hotels & Resorts Inc.	11,220	190,179
Infinity Property & Casualty Corp.	3,600	196,776
Interactive Brokers Group Inc. Class A	10,000	156,500
IntercontinentalExchange Inc. (a)	2,000	249,420
iStar Financial Inc. (a)	24,300	197,073
Jones Lang LaSalle Inc.	1,820	171,626
Meadowbrook Insurance Group Inc.	15,900	157,569
Merchants Bancshares Inc.	2,200	53,834
MPG Office Trust Inc. (a)	57,200	163,592
MSCI Inc. Class A (a)	1,740	65,563
Nelnet Inc. Class A	7,900	174,274
Newcastle Investment Corp.	31,500	182,070
Ocwen Financial Corp. (a)	13,900	177,364
One Liberty Properties Inc.	20,763	320,581
ProAssurance Corp. (a)	2,700	189,000

See accompanying notes to financial statements.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Raymond James Financial Inc.	8,340	$268,131
Republic Bancorp Inc. Class A	4,400	87,560
Retail Opportunity Investments Corp.	18,400	197,984
RLI Corp.	2,600	160,992
Sabra Health Care REIT Inc.	5,300	88,563
Safety Insurance Group Inc.	6,000	252,240
Signature Bank (a)	3,900	223,080
Stifel Financial Corp. (a)	800	28,688
SVB Financial Group (a)	5,190	309,895
United Community Banks Inc. (a)	13,140	138,758
United Financial Bancorp Inc.	11,700	180,531
Unitrin Inc.	7,300	216,591
Universal Insurance Holdings Inc.	18,400	85,928
Weingarten Realty Investors	5,021	126,328
Winthrop Realty Trust	13,000	155,220
World Acceptance Corp. (a)	3,400	222,938

		10,554,250

Health Care (8.61%)
Agilent Technologies Inc. (a)	5,270	269,350
Alexion Pharmaceuticals Inc. (a)	2,280	107,228
Allscripts Healthcare Solutions Inc. (a)	5,550	107,781
AmerisourceBergen Corp.	3,650	151,110
Cooper Companies Inc., The	1,830	145,009
Health Management Associates Inc. Class A (a)	9,080	97,882
Healthspring Inc. (a)	14,220	655,969
Hill-Rom Holdings Inc.	2,580	118,783
Intuitive Surgical Inc. (a)	500	186,055
Invacare Corp.	3,400	112,846
Kindred Healthcare Inc. (a)	8,700	186,789
Masimo Corp.	5,900	175,112
Medicines Co., The (a)	11,800	194,818
Mylan Inc. (a)	2,440	60,195
Perrigo Co.	3,140	275,912
PharMerica Corp. (a)	8,700	111,012
Shire PLC ADR	1,440	135,662
SXC Health Solutions Corp. (a)	3,240	190,901
Triple-S Management Corp. Class B (a)	5,300	115,169
U.S. Physical Therapy Inc.	4,600	113,758
United Therapeutics Corp. (a)	2,590	142,709
Valeant Pharmaceuticals International Inc.	3,460	179,782

		3,833,832

Industrials (16.19%)
Alaska Air Group Inc. (a)	4,020	275,209
AMERCO (a)	2,300	221,145
BE Aerospace Inc. (a)	7,530	307,299
Ceradyne Inc. (a)	8,100	315,819
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	9,330	362,937
Cummins Inc.	1,450	150,060
Curtiss-Wright Corp.	4,000	129,480
Dover Corp.	1,550	105,090
Esterline Technologies Corp. (a)	3,500	267,400

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
Expeditors International of
Washington Inc.	4,320	$221,141
Genesee & Wyoming Inc. Class A (a)	1,570	92,065
Goodrich Corp.	1,750	167,125
Great Lakes Dredge & Dock Co.	25,200	140,616
II-VI Inc. (a)	4,280	109,568
International Shipholding Corp.	4,800	102,144
Joy Global Inc.	1,550	147,622
Kennametal Inc.	7,910	333,881
Layne Christensen Co. (a)	5,700	172,938
Lydall Inc. (a)	15,000	179,400
Manpower Inc.	3,150	168,998
MasTec Inc. (a)	13,000	256,360
MSC Industrial Direct Company Inc. Class A	4,800	318,288
Mueller Industries Inc.	6,200	235,042
Nordson Corp.	2,080	114,088
PACCAR Inc.	3,550	181,370
Precision Castparts Corp.	1,225	201,696
Republic Airways Holdings Inc. (a)	24,500	133,770
Rockwell Automation Inc.	3,230	280,235
SkyWest Inc.	8,200	123,492
Snap-on Inc.	3,110	194,313
Terex Corp. (a)	5,540	157,613
Timken Co., The	6,530	329,112
UniFirst Corp.	3,700	207,903
United Rentals Inc. (a)	3,900	99,060
US Airways Group Inc. (a)	19,200	171,072
WABCO Holdings Inc. (a)	3,440	237,566

		7,210,917

Information Technology (12.57%)
Alliance Data Systems Corp. (a)	3,180	299,143
Aruba Networks Inc. (a)	4,650	137,408
Autodesk Inc. (a)	6,290	242,794
Avago Technologies Ltd.	5,530	210,140
Broadcom Corp. Class A (a)	3,945	132,710
Brooks Automation Inc. (a)	13,600	147,696
CACI International Inc. Class A (a)	3,500	220,780
Check Point Software Technologies Ltd. (a)	4,645	264,066
Citrix Systems Inc. (a)	2,090	167,200
Cognizant Technology Solutions
Corp. Class A (a)	3,120	228,821
Coherent Inc. (a)	1,660	91,748
Cypress Semiconductor Corp. (a)	6,750	142,695
EMCORE Corp. (a)	90,200	247,148
F5 Networks Inc. (a)	1,740	191,835
Insight Enterprises Inc. (a)	10,900	193,039
Intuit Inc. (a)	3,770	195,512
Juniper Networks Inc. (a)	2,940	92,610
Lattice Semiconductor Corp. (a)	16,500	107,580
MICROS Systems Inc. (a)	2,730	135,708
NetApp Inc. (a)	3,370	177,869
Netlogic Microsystems Inc. (a)	4,090	165,318
OSI Systems Inc. (a)	5,300	227,900

14	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (cont.)
Photronics Inc. (a)	35,700	$302,379
Polycom Inc. (a)	4,260	273,918
Red Hat Inc. (a)	2,130	97,767
Richardson Electronics Ltd.	26,000	353,340
Riverbed Technology Inc. (a)	4,250	168,258
Rovi Corp. (a)	1,570	90,055
TIBCO Software Inc. (a)	5,120	148,582
Trimble Navigation Ltd. (a)	3,670	145,479

		5,599,498

Materials (5.57%)
Albemarle Corp.	3,410	235,972
Allegheny Technologies Inc.	3,770	239,282
Arch Chemicals Inc.	5,200	179,088
CF Industries Holdings Inc.	1,290	182,754
FMC Corp.	2,450	210,749
Georgia Gulf Corp. (a)	4,000	96,560
International Flavors & Fragrances Inc.	2,440	156,746
Kaiser Aluminum Corp.	4,800	262,176
P. H. Glatfelter Co.	12,100	186,098
Quaker Chemical Corp.	4,900	210,749
Rock-Tenn Co. Class A	3,500	232,190
Rockwood Holdings Inc. (a)	840	46,444
Westlake Chemical Corp.	4,700	243,930

		2,482,738

Telecommunication Services (2.43%)
American Tower Corp. Class A (a)	3,620	189,326
General Communication Inc. Class A (a)	18,800	226,916
IDT Corp. Class B	10,800	291,816
SBA Communications Corp. Class A (a)	3,380	129,082
Vonage Holdings Corp. (a)	55,100	242,991

		1,080,131

Utilities (2.83%)
AES Corp., The (a)	31,390	399,909
Avista Corp.	5,300	136,157
Chesapeake Utilities Corp.	3,800	152,114
Cleco Corp.	2,500	87,125
El Paso Electric Co.	7,300	235,790
ITC Holdings Corp.	3,445	247,248

		1,258,343

Total Common Stocks
(cost $36,153,919)		44,037,028

	Shares	Value
Registered Investment Companies (0.67%)
Financials (0.67%)
Arlington Asset Investment Corp. Class A	6,100	$191,479
Prospect Capital Corp.	10,600	107,166

		298,645

Total Registered Investment Companies
(cost $232,072)		298,645

Short-term Investments (0.77%)
JPMorgan U.S. Government Money Market Fund	343,454	343,454

Total Short-term Investments
(cost $343,454)		343,454

TOTAL INVESTMENTS (100.31%)
(cost $36,729,445)		44,679,127
LIABILITIES, NET OF OTHER ASSETS (-0.31%)		(136,103)

NET ASSETS (100.00%)		$44,543,024

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.	15

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (a) (94.56%)
Argentina (0.95%)
Arcos Dorados Holdings Inc. Class A	7,411	$156,298
MercadoLibre Inc.	2,951	234,132

		390,430

Australia (1.08%)
BHP Billiton PLC	11,308	444,334

Austria (0.81%)
Erste Group Bank AG	6,340	332,046

Belgium (1.50%)
Anheuser-Busch InBev NV	10,588	614,500

Brazil (4.00%)
Anhanguera Educacional Participacoes SA	6,100	129,845
BR Malls Participacoes SA	25,100	287,082
Itau Unibanco Holding SA ADR	17,080	402,234
OGX Petroleo e Gas Participacoes SA (b)	87,700	819,878

		1,639,039

Canada (2.55%)
Canadian National Railway Co.	6,351	507,445
Imax Corp. (b)	3,290	106,695
Pacific Rubiales Energy Corp.	16,136	432,491

		1,046,631

China (3.47%)
Baidu Inc. Sponsored ADR (b)	1,567	219,584
China Life Insurance Co. Ltd. H	54,000	186,447
China Mobile Ltd.	31,000	288,603
China Pacific Insurance (Group) Company Ltd. H	8,200	34,119
PetroChina Company Ltd. H	166,000	243,389
SINA Corp. (b)	2,135	222,254
Youku.com Inc. Sponsored ADR (b)	6,677	229,355

		1,423,751

Denmark (3.59%)
A P Moller-Maersk A/S Class B	23	198,559
Novo Nordisk A/S Class B	8,618	1,079,657
Novozymes A/S B Shares	1,177	191,776

		1,469,992

France (10.73%)
Accor SA	2,725	121,910
AXA SA	14,732	334,419
BNP Paribas SA	7,111	548,322
Compagnie de Saint-Gobain	3,212	208,195
DANONE SA	4,916	366,993
Essilor International SA	1,155	93,715
JC Decaux SA (b)	6,500	208,581
L’Oreal SA	2,200	285,503
Pernod Ricard SA	6,201	611,580

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Publicis Groupe	4,041	$225,585
Schneider Electric SA	5,922	988,806
Societe Generale	1,560	92,393
Unibail-Rodamco SE	1,353	312,612

		4,398,614

Germany (6.64%)
Adidas AG	2,709	214,774
Allianz SE Reg.	2,129	296,882
BASF SE	5,551	544,116
Commerzbank AG (b)	95,540	411,507
Daimler AG Registered Shares	3,416	257,606
Linde AG	2,746	481,776
Siemens AG Reg.	2,219	304,937
ThyssenKrupp AG	4,082	212,091

		2,723,689

Hong Kong (4.95%)
Cheung Kong Holdings Ltd.	23,000	337,756
China Unicom (Hong Kong) Ltd.	208,000	422,782
CNOOC Ltd.	96,000	226,117
Hang Lung Properties Ltd.	70,000	287,815
Hong Kong Exchanges & Clearing Ltd.	14,114	297,379
Li & Fung Ltd.	230,000	459,698

		2,031,547

India (0.82%)
ICICI Bank Ltd. Sponsored ADR	6,832	336,818

Ireland (0.22%)
CRH PLC	4,073	90,795

Italy (0.44%)
Eni SpA	7,600	180,112

Japan (11.10%)
Canon Inc.	13,300	632,632
DeNA Co. Ltd.	6,300	270,941
Fanuc Corp.	5,900	986,616
Honda Motor Co. Ltd.	15,700	604,873
Japan Tobacco Inc.	79	304,946
Komatsu Ltd.	15,700	490,203
Marubeni Corp.	56,000	372,165
Sumitomo Realty & Development Co. Ltd.	18,000	402,293
Toshiba Corp.	40,000	210,894
Yamada Denki Co. Ltd.	3,380	275,399

		4,550,962

Luxembourg (0.84%)
Millicom International Cellular S.A.	3,335	346,006

Malaysia (1.63%)
Genting Berhad	98,400	366,503

16	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (Cont.)
Sime Darby Berhad	98,000	$299,879

		666,382

Netherlands (3.98%)
ASML Holding NV	14,073	519,079
LyondellBasell Industries NV Class A	10,323	397,642
Royal Dutch Shell PLC Class A	9,148	324,832
Sensata Technologies Holding NV (b)	10,355	389,866

		1,631,419

Norway (0.61%)
Statoil ASA	9,800	248,097

Singapore (2.45%)
DBS Group Holdings Ltd.	25,991	310,911
Genting Singapore PLC (b)	257,000	405,194
United Overseas Bank Ltd.	17,974	288,575

		1,004,680

South Africa (0.35%)
AngloGold Ashanti Ltd. Sponsored ADR	3,400	143,106

Spain (2.66%)
Banco Santander SA (Madrid)	17,083	196,799
Criteria Caixacorp SA	32,269	224,701
Criteria Caixacorp SA Rights (b)	32,269	2,433
Industria de Diseno Textil SA	4,645	423,223
Telefonica SA	9,963	243,334

		1,090,490

Sweden (3.09%)
Atlas Copco AB Class A	20,900	550,430
Investor AB B Shares	9,000	206,398
Sandvik AB	17,098	299,546
Volvo AB B Shares	12,000	210,075

		1,266,449

Switzerland (11.55%)
ABB Ltd. Reg. (b)	13,723	356,555
Compagnie Financiere Richemont SA Class A	7,151	468,627
Holcim Ltd. Reg. (b)	4,123	311,802
Julius Baer Group Ltd. (b)	10,030	414,319
Nestle SA Reg.	15,467	962,488
Novartis AG	2,313	141,757
Roche Holding AG	4,826	807,972
Swatch Group AG, The	1,214	612,715
Syngenta AG Reg. (b)	1,016	343,358
UBS AG Reg. (b)	17,300	315,717

		4,735,310

Taiwan (1.43%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	46,325	584,158

	Shares	Value
Common Stocks (Cont.)
United Kingdom (12.02%)
Anglo American PLC	9,270	$459,736
ARM Holdings PLC	31,358	294,878
Barclays PLC	103,157	423,187
BG Group PLC	14,994	340,453
British American Tobacco PLC	10,214	447,900
Diageo PLC	18,721	383,012
Experian PLC	2,635	33,564
Imperial Tobacco Group PLC	9,309	309,920
Reed Elsevier PLC	13,355	121,588
Rolls-Royce Holdings PLC (b)	25,264	261,631
Standard Chartered PLC	31,551	828,771
Tullow Oil PLC	13,086	260,596
Xstrata PLC	34,748	765,339

		4,930,575

United States (1.10%)
Citigroup Inc.	10,862	452,293

Total Common Stocks
(cost $33,426,900)		38,772,225

Preferred Stocks (a) (3.40%)
Brazil (3.40%)
Banco Bradesco SA Pfd.	22,868	464,496
Petroleo Brasileiro SA Pfd.	31,300	475,723
Suzano Papel e Celulose SA	27,250	197,131
Vale SA Pfd. Class A	9,000	257,430

		1,394,780

Total Preferred Stocks
(cost $1,538,617)		1,394,780

See accompanying notes to financial statements.	17

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Short-term Investments (2.50%)
State Street Institutional U.S. Government Money Market Fund	1,023,648	$1,023,648

Total Short-term Investments
(cost $1,023,648)		1,023,648

TOTAL INVESTMENTS (100.46%)
(cost $35,989,165)		41,190,653
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.46%)		(186,580)

NET ASSETS (100.00%)		$41,004,073

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

ADR - American Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$10,274,157	24.94
United States Dollar	5,751,534	13.96
British Pound	5,374,909	13.05
Swiss Franc	4,735,310	11.50
Japanese Yen	4,550,962	11.05
Hong Kong Dollar	2,784,105	6.76
Brazilian Real	2,631,585	6.39
Danish Krone	1,469,992	3.57
Swedish Krona	1,266,449	3.07
Singapore Dollar	1,004,680	2.44
Malaysian Ringgit	666,382	1.62
Canadian Dollar	432,491	1.05
Norwegian Krone	248,097	0.60

Total Investments	$41,190,653	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$9,028,724	22.02
Industrials	6,458,472	15.75
Consumer Discretionary	5,159,114	12.58
Materials	4,840,432	11.81
Consumer Staples	4,286,842	10.45
Energy	3,551,688	8.66
Information Technology	3,417,907	8.34
Health Care	2,123,101	5.18
Telecommunication Services	1,300,725	3.17

Total Stocks	40,167,005	97.96
Short-term Investments	1,023,648	2.50
Liabilities, Net of Cash and Other Assets	(186,580)	(0.46)

Net Assets	$41,004,073	100.00%

18	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (99.69%)
Consumer Discretionary (10.61%)
Abercrombie & Fitch Co. Class A	3,512	$235,023
Amazon.com Inc. (a)	14,456	2,956,107
Apollo Group Inc. Class A (a)	4,872	212,809
AutoNation Inc. (a)	2,648	96,943
AutoZone Inc. (a)	1,041	306,939
Bed Bath & Beyond Inc. (a)	10,014	584,517
Best Buy Company Inc.	13,091	411,188
Big Lots Inc. (a)	3,178	105,351
Cablevision Systems Corp. Class A (b)	9,423	341,207
CarMax Inc. (a)	9,210	304,575
Carnival Corp.	17,414	655,289
CBS Corp. Class B	27,069	771,196
Chipotle Mexican Grill Inc. (a)	1,267	390,477
Coach Inc.	11,957	764,411
Comcast Corp. Class A	112,227	2,843,832
Darden Restaurants Inc.	5,539	275,621
DeVry Inc.	2,481	146,702
DIRECTV Class A (a)	31,233	1,587,261
Discovery Communications Inc. Class A (a)	11,398	466,862
DR Horton Inc.	11,205	129,082
Expedia Inc.	8,253	239,254
Family Dollar Stores Inc.	4,870	255,967
Ford Motor Co. (a)	153,661	2,118,985
Fortune Brands Inc.	6,271	399,902
GameStop Corp. Class A (a)	5,692	151,806
Gannett Co. Inc.	9,858	141,167
GAP Inc., The	16,110	291,591
Genuine Parts Co.	6,336	344,678
Goodyear Tire & Rubber Co., The (a)	9,731	163,189
H&R Block Inc.	12,319	197,597
Harley-Davidson Inc.	9,696	397,245
Harman International Industries Inc.	2,803	127,733
Hasbro Inc.	5,446	239,243
Home Depot Inc.	64,702	2,343,506
International Game Technology	11,876	208,780
Interpublic Group of Companies Inc., The	19,975	249,688
J.C. Penney Company Inc.	8,782	303,330
Johnson Controls Inc.	27,639	1,151,441
Kohl’s Corp.	11,491	574,665
Leggett & Platt Inc.	5,759	140,404
Lennar Corp.	6,691	121,442
Limited Brands Inc.	10,359	398,304
Lowe’s Companies Inc.	53,009	1,235,640
Macy’s Inc.	17,186	502,519
Marriott International Inc. Class A	11,373	403,628
Mattel Inc.	14,221	390,935
McDonald’s Corp.	42,016	3,542,789
McGraw-Hill Companies Inc., The	12,465	522,408
Netflix Inc. (a)	1,749	459,445
Newell Rubbermaid Inc.	11,541	182,117
News Corp. Class A	92,929	1,644,843
NIKE Inc. Class B	15,323	1,378,764
Nordstrom Inc.	6,732	316,000
Omnicom Group Inc.	11,380	548,061
O’Reilly Automotive Inc. (a)	5,513	361,157

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Polo Ralph Lauren Corp.	2,569	$340,675
Priceline.com Inc. (a)	2,009	1,028,467
Pulte Group Inc. (a)	14,138	108,297
Ross Stores Inc.	4,681	375,042
Scripps Networks Interactive Class A	3,749	183,251
Sears Holdings Corp. (a)	1,752	125,163
Staples Inc.	29,086	459,559
Starbucks Corp.	30,443	1,202,194
Starwood Hotels & Resorts Worldwide Inc.	7,847	439,746
Target Corp.	28,044	1,315,544
Tiffany & Co.	5,207	408,854
Time Warner Cable Inc.	13,704	1,069,460
Time Warner Inc.	43,556	1,584,132
TJX Companies Inc.	15,750	827,348
Urban Outfitters Inc. (a)	5,208	146,605
VF Corp.	3,531	383,325
Viacom Inc. Class B	23,824	1,215,024
Walt Disney Co., The	76,761	2,996,749
Washington Post Co., The	198	82,952
Whirlpool Corp.	3,043	247,457
Wyndham Worldwide Corp.	7,016	236,088
Wynn Resorts Ltd.	3,085	442,821
Yum! Brands Inc.	18,836	1,040,498

		51,892,866

Consumer Staples (10.62%)
Altria Group Inc.	84,935	2,243,133
Archer-Daniels-Midland Co.	27,621	832,773
Avon Products Inc.	17,300	484,400
Brown-Forman Corp. Class B	4,217	314,968
Campbell Soup Co.	7,441	257,087
Clorox Co.	5,337	359,927
Coca-Cola Co., The	92,889	6,250,501
Coca-Cola Enterprises Inc.	13,326	388,853
Colgate-Palmolive Co.	19,771	1,728,183
ConAgra Foods Inc.	16,532	426,691
Constellation Brands Inc. (a)	7,381	153,672
Costco Wholesale Corp.	17,774	1,443,960
CVS Caremark Corp.	54,858	2,061,564
Dean Foods Co. (a)	7,783	95,497
Dr. Pepper Snapple Group Inc.	8,861	371,542
Estee Lauder Companies Inc. Class A, The	4,575	481,244
General Mills Inc.	25,909	964,333
H.J. Heinz Co.	13,125	699,300
Hershey Co., The	6,301	358,212
Hormel Foods Corp.	5,764	171,825
J.M. Smucker Co., The	4,643	354,911
Kellogg Co.	10,185	563,434
Kimberly-Clark Corp.	16,002	1,065,093
Kraft Foods Inc. Class A	71,145	2,506,438
Kroger Co., The	24,795	614,916
Lorillard Inc.	5,846	636,454
McCormick & Co. Inc.	5,320	263,712
Mead Johnson Nutrition Co. Class A	8,257	557,760

See accompanying notes to financial statements.	19

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Molson Coors Brewing Co. Class B	6,487	$290,228
PepsiCo Inc.	64,126	4,516,394
Philip Morris International Inc.	72,183	4,819,659
Procter & Gamble Co., The	113,206	7,196,505
Reynolds American Inc.	13,811	511,698
Safeway Inc.	14,146	330,592
Sara Lee Corp.	23,974	455,266
Supervalu Inc.	8,635	81,255
Sysco Corp.	23,813	742,489
Tyson Foods Inc.	12,405	240,905
Walgreen Co.	37,015	1,571,657
Wal-Mart Stores Inc.	77,535	4,120,210
Whole Foods Market Inc.	5,975	379,116

		51,906,357

Energy (12.64%)
Alpha Natural Resources Inc. (a)	9,152	415,867
Anadarko Petroleum Corp.	20,200	1,550,552
Apache Corp.	15,559	1,919,825
Baker Hughes Inc.	17,690	1,283,586
Cabot Oil & Gas Corp.	4,296	284,868
Cameron International Corp. (a)	9,994	502,598
Chesapeake Energy Corp.	26,535	787,824
Chevron Corp.	81,469	8,378,272
ConocoPhillips	57,383	4,314,628
CONSOL Energy Inc.	9,226	447,276
Denbury Resources Inc. (a)	16,251	325,020
Devon Energy Corp.	17,092	1,347,021
Diamond Offshore Drilling Inc.	2,801	197,218
El Paso Corp.	30,938	624,948
EOG Resources Inc.	10,927	1,142,418
EQT Corp.	6,053	317,904
Exxon Mobil Corp.	199,810	16,260,538
FMC Technologies Inc. (a)	9,667	432,985
Halliburton Co.	37,133	1,893,783
Helmerich & Payne Inc.	4,342	287,093
Hess Corp.	12,290	918,800
Marathon Oil Corp.	28,908	1,522,873
Murphy Oil Corp.	7,902	518,845
Nabors Industries Ltd. (a)	11,623	286,391
National-Oilwell Varco Inc.	17,164	1,342,396
Newfield Exploration Co. (a)	5,290	359,826
Noble Corp.	10,176	401,031
Noble Energy Inc.	7,105	636,821
Occidental Petroleum Corp.	32,954	3,428,534
Peabody Energy Corp.	11,065	651,839
Pioneer Natural Resources Co.	4,760	426,353
QEP Resources Inc.	7,199	301,134
Range Resources Corp.	6,531	362,470
Rowan Companies Inc. (a)	5,267	204,412
Schlumberger Ltd.	55,011	4,752,950
Southwestern Energy Co. (a)	14,056	602,721
Spectra Energy Corp.	26,458	725,214
Sunoco Inc.	4,847	202,168
Tesoro Corp. (a)	5,706	130,724
Valero Energy Corp.	23,280	595,270

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Williams Companies Inc., The	23,968	$725,040

		61,810,036

Financials (15.08%)
ACE Ltd.	13,704	901,997
Aflac Inc.	18,919	883,139
Allstate Corp., The	21,320	650,900
American Express Co.	42,497	2,197,095
American International Group Inc. (a)	17,843	523,157
Ameriprise Financial Inc.	9,741	561,861
Aon Corp.	13,394	687,112
Apartment Investment and Management Co.	4,765	121,650
Assurant Inc.	3,974	144,137
AvalonBay Communities Inc.	3,570	458,388
Bank of America Corp.	410,445	4,498,477
Bank of New York Mellon Corp.	50,197	1,286,047
BB&T Corp.	28,353	760,995
Berkshire Hathaway Inc. Class B (a)	70,139	5,428,057
BlackRock Inc.	3,906	749,210
Boston Properties Inc.	5,858	621,885
Capital One Financial Corp.	18,697	966,074
CB Richard Ellis Group Inc. Class A (a)	11,891	298,583
Charles Schwab Corp., The	40,858	672,114
Chubb Corp.	11,895	744,746
Cincinnati Financial Corp.	6,656	194,222
Citigroup Inc.	118,309	4,926,387
CME Group Inc.	2,736	797,790
Comerica Inc.	7,218	249,526
Discover Financial Services	22,292	596,311
E*TRADE Financial Corp. (a)	9,863	136,109
Equity Residential	12,008	720,480
Federated Investors Inc. Class B	3,832	91,355
Fifth Third Bancorp	37,527	478,469
First Horizon National Corp.	10,847	103,480
Franklin Resources Inc.	5,830	765,421
Genworth Financial Inc. Class A (a)	20,008	205,682
Goldman Sachs Group Inc., The	20,960	2,789,566
Hartford Financial Services Group Inc.	17,898	471,970
HCP Inc.	16,387	601,239
Healthcare Realty Trust Inc.	7,192	377,077
Host Hotels & Resorts Inc.	27,783	470,922
Hudson City Bancorp Inc.	21,240	173,956
Huntington Bancshares Inc.	34,400	225,664
IntercontinentalExchange Inc. (a)	3,021	376,749
Invesco Ltd.	18,758	438,937
Janus Capital Group Inc.	7,451	70,337
JPMorgan Chase & Co.	161,246	6,601,411
KeyCorp	37,976	316,340
Kimco Realty Corp.	16,562	308,716
Legg Mason Inc.	5,884	192,760
Leucadia National Corp.	8,081	275,562
Lincoln National Corp.	12,639	360,085
Loews Corp.	12,639	531,976
M&T Bank Corp.	5,035	442,828
Marsh & McLennan Companies Inc.	22,368	697,658

20	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Marshall & Ilsley Corp.	21,811	$173,834
MetLife Inc.	42,906	1,882,286
Moody’s Corp.	7,976	305,880
Morgan Stanley	62,477	1,437,596
NASDAQ OMX Group Inc., The (a)	6,115	154,710
Northern Trust Corp.	9,758	448,478
NYSE Euronext	10,665	365,490
People’s United Financial Inc.	14,363	193,039
Plum Creek Timber Co. Inc.	6,483	262,821
PNC Financial Services Group Inc.	21,412	1,276,369
Principal Financial Group Inc.	13,025	396,220
Progressive Corp., The	26,713	571,124
ProLogis Inc.	17,063	611,538
Prudential Financial Inc.	19,820	1,260,354
Public Storage	5,715	651,567
Regions Financial Corp.	51,316	318,159
Simon Property Group Inc.	11,852	1,377,558
SLM Corp.	21,515	361,667
State Street Corp.	20,536	925,968
Suntrust Banks Inc.	21,587	556,945
T Rowe Price Group Inc.	10,593	639,182
Torchmark Corp.	3,008	192,933
Travelers Companies Inc., The	17,066	996,313
Unum Group	12,422	316,513
US Bancorp	78,104	1,992,433
Ventas Inc.	6,652	350,627
Vornado Realty Trust	6,700	624,306
Wells Fargo & Co.	214,296	6,013,146
Weyerhaeuser Co.	21,628	472,788
XL Group PLC	12,680	278,706
Zions Bancorporation	7,363	176,785

		73,729,944

Health Care (11.68%)
Abbott Laboratories	62,935	3,311,640
Aetna Inc.	15,454	681,367
Agilent Technologies Inc. (a)	14,127	722,031
Allergan Inc.	12,346	1,027,804
AmerisourceBergen Corp.	11,207	463,970
Amgen Inc. (a)	37,691	2,199,270
Baxter International Inc.	23,209	1,385,345
Becton, Dickinson and Co.	8,910	767,775
Biogen Idec Inc. (a)	9,841	1,052,200
Boston Scientific Corp. (a)	62,202	429,816
Bristol-Myers Squibb Co.	69,179	2,003,424
Cardinal Health Inc.	14,267	648,007
CareFusion Corp. (a)	8,932	242,683
Celgene Corp. (a)	18,793	1,133,594
Cephalon Inc. (a)	3,157	252,244
Cerner Corp. (a)	5,856	357,860
Cigna Corp.	10,966	563,981
Coventry Health Care Inc. (a)	5,875	214,261
Covidien PLC	20,155	1,072,851
CR Bard Inc.	3,469	381,104
DaVita Inc. (a)	3,913	338,905
DENTSPLY International Inc.	5,732	218,275

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Edwards Lifesciences Corp. (a)	4,685	$408,438
Eli Lilly & Co.	41,435	1,555,056
Express Scripts Inc. (a)	21,536	1,162,513
Forest Laboratories Inc. (a)	11,689	459,845
Gilead Sciences Inc. (a)	31,798	1,316,755
Hospira Inc. (a)	6,717	380,585
Humana Inc.	6,870	553,310
Intuitive Surgical Inc. (a)	1,596	593,888
Johnson & Johnson	111,083	7,389,241
Laboratory Corp. of America Holdings (a)	4,111	397,904
Life Technologies Corp. (a)	7,157	372,665
McKesson Corp.	10,261	858,333
Medco Health Solutions Inc. (a)	16,128	911,555
Medtronic Inc.	43,486	1,675,516
Merck & Co. Inc.	125,028	4,412,238
Mylan Inc. (a)	17,714	437,004
Patterson Companies Inc.	3,765	123,831
PerkinElmer Inc.	4,657	125,320
Pfizer Inc.	320,619	6,604,751
Quest Diagnostics Inc.	6,361	375,935
St. Jude Medical Inc.	13,304	634,335
Stryker Corp.	13,568	796,306
Tenet Healthcare Corp. (a)	20,354	127,009
Thermo Fisher Scientific Inc. (a)	15,465	995,791
UnitedHealth Group Inc.	43,839	2,261,216
Varian Medical Systems Inc. (a)	4,682	327,834
Waters Corp. (a)	3,721	356,249
Watson Pharmaceuticals Inc. (a)	5,201	357,465
WellPoint Inc.	14,949	1,177,533
Zimmer Holdings Inc. (a)	7,838	495,358

		57,112,186

Industrials (11.22%)
3M Co.	28,772	2,729,024
Avery Dennison Corp.	4,156	160,546
Boeing Co., The	29,898	2,210,359
Caterpillar Inc.	26,084	2,776,903
CH Robinson Worldwide Inc.	6,548	516,244
Cintas Corp.	5,244	173,209
CSX Corp.	44,525	1,167,446
Cummins Inc.	7,993	827,196
Danaher Corp.	22,044	1,168,112
Deere & Co.	17,020	1,403,299
Dover Corp.	7,641	518,060
Dun & Bradstreet Corp.	2,006	151,533
Eaton Corp.	13,921	716,235
Emerson Electric Co.	30,483	1,714,669
Equifax Inc.	4,954	172,003
Expeditors International of Washington Inc.	8,664	443,510
Fastenal Co.	12,046	433,536
FedEx Corp.	12,850	1,218,822
Flowserve Corp.	2,279	250,439
Fluor Corp.	6,993	452,167
General Dynamics Corp.	15,066	1,122,718

See accompanying notes to financial statements.	21

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
General Electric Co.	429,793	$8,105,896
Goodrich Corp.	5,115	488,482
Honeywell International Inc.	31,875	1,899,431
Illinois Tool Works Inc.	20,333	1,148,611
Ingersoll-Rand PLC	13,497	612,899
Iron Mountain Inc.	8,085	275,618
ITT Corp.	7,476	440,561
Jacobs Engineering Group Inc. (a)	5,048	218,326
Joy Global Inc.	4,279	407,532
L-3 Communications Holdings Inc.	4,361	381,369
Lockheed Martin Corp.	11,583	937,876
Masco Corp.	14,362	172,775
Norfolk Southern Corp.	14,257	1,068,277
Northrop Grumman Corp.	11,916	826,375
PACCAR Inc.	14,769	754,548
Pall Corp.	4,720	265,406
Parker Hannifin Corp.	6,630	594,976
Pitney Bowes Inc.	8,354	192,058
Precision Castparts Corp.	5,860	964,849
Quanta Services Inc. (a)	8,963	181,053
Raytheon Co.	14,476	721,629
Republic Services Inc.	12,147	374,735
Robert Half International Inc.	5,879	158,909
Rockwell Automation Inc.	5,839	506,592
Rockwell Collins Inc.	6,168	380,504
Roper Industries Inc.	3,893	324,287
RR Donnelley & Sons Co.	7,365	144,428
Ryder System Inc.	2,173	123,535
Snap-on Inc.	2,364	147,703
Southwest Airlines Co.	31,670	361,671
Stanley Black & Decker Inc.	6,842	492,966
Stericycle Inc. (a)	3,487	310,761
Textron Inc.	11,182	264,007
Tyco International Ltd.	18,916	935,018
Union Pacific Corp.	19,847	2,072,027
United Parcel Service Inc. Class B	40,045	2,920,482
United Technologies Corp.	37,058	3,280,004
Waste Management Inc.	19,222	716,404
WW Grainger Inc.	2,343	360,001

		54,858,611

Information Technology (17.73%)
Adobe Systems Inc. (a)	20,532	645,731
Advanced Micro Devices Inc. (a)	23,510	164,335
Akamai Technologies Inc. (a)	7,642	240,494
Altera Corp.	13,090	606,722
Amphenol Corp. Class A	7,147	385,867
Analog Devices Inc.	12,263	479,974
Apple Inc. (a)	37,485	12,582,590
Applied Materials Inc.	53,826	700,276
Autodesk Inc. (a)	9,310	359,366
Automatic Data Processing Inc.	20,261	1,067,349
BMC Software Inc. (a)	7,082	387,385
Broadcom Corp. Class A (a)	19,434	653,760
CA Inc.	15,173	346,551
Cisco Systems Inc.	222,717	3,476,612

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Citrix Systems Inc. (a)	7,675	$614,000
Cognizant Technology Solutions Corp. Class A (a)	12,298	901,935
Computer Sciences Corp.	6,323	240,021
Compuware Corp. (a)	8,870	86,571
Corning Inc.	63,846	1,158,805
Dell Inc. (a)	66,867	1,114,673
eBay Inc. (a)	46,184	1,490,358
Electronic Arts Inc. (a)	13,651	322,164
EMC Corp. (a)	83,258	2,293,758
F5 Networks Inc. (a)	3,276	361,179
Fidelity National Information Services Inc.	10,871	334,718
First Solar Inc. (a)	2,205	291,655
Fiserv Inc. (a)	5,857	366,824
FLIR Systems Inc.	6,513	219,553
Google Inc. Class A (a)	10,184	5,156,974
Harris Corp.	5,112	230,347
Hewlett-Packard Co.	84,242	3,066,409
Intel Corp.	215,212	4,769,098
International Business Machines Corp.	49,142	8,430,310
Intuit Inc. (a)	11,130	577,202
Jabil Circuit Inc.	7,874	159,055
JDS Uniphase Corp. (a)	9,156	152,539
Juniper Networks Inc. (a)	21,577	679,676
KLA-Tencor Corp.	6,819	276,033
Lexmark International Inc. (a)	3,246	94,978
Linear Technology Corp.	9,165	302,628
LSI Corp. (a)	25,092	178,655
MasterCard Inc. Class A	3,835	1,155,639
MEMC Electronic Materials Inc. (a)	9,105	77,666
Microchip Technology Inc.	7,802	295,774
Micron Technology Inc. (a)	35,503	265,562
Microsoft Corp.	300,717	7,818,642
Molex Inc.	5,481	141,245
Monster Worldwide Inc. (a)	5,557	81,466
Motorola Mobility Holdings Inc. (a)	12,015	264,811
Motorola Solutions Inc. (a)	13,759	633,464
National Semiconductor Corp.	9,781	240,710
NetApp Inc. (a)	14,836	783,044
Novellus Systems Inc. (a)	3,587	129,634
NVIDIA Corp. (a)	24,330	387,699
Oracle Corp.	157,857	5,195,074
Paychex Inc.	13,085	401,971
QUALCOMM Inc.	67,613	3,839,742
Red Hat Inc. (a)	7,879	361,646
SAIC Inc. (a)	11,026	185,457
Salesforce.com Inc. (a)	4,854	723,149
SanDisk Corp. (a)	9,628	399,562
Symantec Corp. (a)	30,385	599,192
Tellabs Inc.	14,974	69,030
Teradata Corp. (a)	6,868	413,454
Teradyne Inc. (a)	7,565	111,962
Texas Instruments Inc.	46,938	1,540,975
Total System Services Inc.	6,408	119,061
VeriSign Inc.	6,690	223,847

22	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Visa Inc. Class A	19,361	$1,631,358
Western Digital Corp. (a)	9,415	342,518
Western Union Co.	25,402	508,802
Xerox Corp.	56,999	593,360
Xilinx Inc.	10,870	396,429
Yahoo! Inc. (a)	52,914	795,826

		86,694,901

Materials (3.65%)
Air Products & Chemicals Inc.	8,541	816,349
Airgas Inc.	2,763	193,521
AK Steel Holding Corp.	4,705	74,151
Alcoa Inc.	43,445	689,038
Allegheny Technologies Inc.	4,227	268,288
Ball Corp.	6,896	265,220
Bemis Co. Inc.	4,124	139,309
CF Industries Holdings Inc.	2,898	410,560
Cliffs Natural Resources Inc.	5,810	537,134
Dow Chemical Co., The	47,535	1,711,260
E.I. du Pont de Nemours & Co.	37,565	2,030,388
Eastman Chemical Co.	2,833	289,164
Ecolab Inc.	9,387	529,239
FMC Corp.	2,914	250,662
Freeport-McMoRan Copper & Gold Inc.	38,466	2,034,851
International Flavors & Fragrances Inc.	3,335	214,240
International Paper Co.	17,690	527,516
MeadWestvaco Corp.	6,775	225,675
Monsanto Co.	21,695	1,573,755
Newmont Mining Corp.	19,940	1,076,162
Nucor Corp.	12,789	527,163
Owens-Illinois Inc. (a)	6,685	172,540
PPG Industries Inc.	6,444	585,051
Praxair Inc.	12,361	1,339,809
Sealed Air Corp.	6,584	156,633
Sherwin-Williams Co., The	3,557	298,326
Sigma-Aldrich Corp.	4,979	365,359
Titanium Metals Corp.	3,782	69,286
United States Steel Corp.	5,908	272,004
Vulcan Materials Co.	5,305	204,401

		17,847,054

Telecommunication Services (3.08%)
American Tower Corp. Class A (a)	16,157	845,011
AT&T Inc.	239,982	7,537,835
CenturyLink Inc.	24,332	983,743
Frontier Communications Corp.	40,433	326,294
MetroPCS Communications Inc. (a)	10,827	186,333
Sprint Nextel Corp. (a)	121,036	652,384
Verizon Communications Inc.	114,595	4,266,372
Windstream Corp.	20,592	266,872

		15,064,844

Utilities (3.38%)
AES Corp., The (a)	26,987	343,814
Ameren Corp.	9,615	277,297

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
American Electric Power Company Inc.	19,631	$739,696
CenterPoint Energy Inc.	17,347	335,664
CMS Energy Corp.	10,172	200,287
Consolidated Edison Inc.	11,928	635,047
Constellation Energy Group Inc.	8,153	309,488
Dominion Resources Inc.	23,250	1,122,278
DTE Energy Co.	6,919	346,088
Duke Energy Corp.	54,239	1,021,320
Edison International	13,135	508,981
Entergy Corp.	7,234	493,938
Exelon Corp.	26,755	1,146,184
FirstEnergy Corp.	17,067	753,508
Integrys Energy Group Inc.	3,185	165,110
NextEra Energy Inc.	17,194	987,967
Nicor Inc.	1,860	101,816
NiSource Inc.	11,105	224,876
Northeast Utilities	7,104	249,848
NRG Energy Inc. (a)	9,856	242,260
ONEOK Inc.	4,281	316,837
Pepco Holdings Inc.	9,280	182,166
PG&E Corp.	16,205	681,096
Pinnacle West Capital Corp.	4,381	195,305
PPL Corp.	23,231	646,519
Progress Energy Inc.	11,863	569,543
Public Service Enterprise Group Inc.	20,645	673,853
SCANA Corp.	4,709	185,393
Sempra Energy	9,789	517,642
Southern Co.	34,437	1,390,566
TECO Energy Inc.	8,813	166,478
Wisconsin Energy Corp.	9,528	298,703
Xcel Energy Inc.	19,709	478,930

		16,508,498

Total Common Stocks
(cost $477,771,521)		487,425,297

See accompanying notes to financial statements.	23

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (0.20%)
U.S. Treasury Bill (c)
0.041%, 09/08/2011	$962,000	$961,972

Total Short-term Investments
(cost $961,928)		961,972

TOTAL INVESTMENTS (99.89%)
(cost $478,733,449)		488,387,269
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.11%)		538,240

NET ASSETS (100.00%)		$488,925,509

	Shares	Value
Securities Sold Short
AMC Networks Inc. Class A (a) (b)	2,355	$102,429

Total Securities Sold Short
(proceeds $102,429)		102,429

(a)	Non-income producing security.

(b)	On June 6, 2011, Cablevision Systems Corp. announced a spin-off distribution of AMC Networks Inc. Class A effective on July 1, 2011. In anticipation of this transaction, and because AMC Networks Inc. Class A is not included in the S&P 500 Index, the Fund initiated a transaction to sell AMC Networks Inc. Class A on June 30, 2011, with a settlement date of July 7, 2011.

(c)	At June 30, 2011, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

24	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (96.55%)
Consumer Discretionary (12.96%)
1-800-FLOWERS.COM Inc. (a)	5,246	$16,263
99 Cents Only Stores (a)	9,090	183,982
Aeropostale Inc. (a)	15,623	273,402
AFC Enterprises Inc. (a)	4,850	79,782
AH Belo Corp. Class A	3,621	26,940
Ambassadors Group Inc.	3,525	31,126
American Axle & Manufacturing Holdings Inc. (a)	12,934	147,189
American Greetings Corp. Class A	7,844	188,570
American Public Education Inc. (a)	3,489	155,295
America’s Car-Mart Inc. (a)	1,780	58,740
Amerigon Inc. (a)	4,418	76,785
Ameristar Casinos Inc.	6,207	147,168
Ann Inc. (a)	10,104	263,714
Arbitron Inc.	5,273	217,933
Archipelago Learning Inc. (a)	2,577	25,409
Arctic Cat Inc. (a)	2,433	32,675
Asbury Automotive Group Inc. (a)	5,629	104,305
Ascena Retail Group Inc. (a)	12,155	413,878
Ascent Media Corp. Class A (a)	2,817	149,216
Audiovox Corp. (a)	3,357	25,379
Barnes & Noble Inc.	5,645	93,594
Beazer Homes USA Inc. (a)	14,896	50,497
bebe stores inc.	7,300	44,603
Belo Corp. Class A (a)	18,157	136,722
Benihana Inc. Class A (a)	2,366	24,819
Big 5 Sporting Goods Corp.	4,178	32,839
Biglari Holdings Inc. (a)	238	93,070
BJ’s Restaurants Inc. (a)	4,651	243,526
Black Diamond Inc. (a)	2,331	18,368
Blue Nile Inc. (a)	2,517	110,698
Blyth Inc.	1,017	51,206
Bob Evans Farms Inc.	5,864	205,064
Body Central Corp. (a)	2,244	52,801
Bon-Ton Stores Inc., The	2,364	22,978
Boyd Gaming Corp. (a)	10,566	91,924
Bravo Brio Restaurant Group Inc. (a)	3,680	89,902
Bridgepoint Education Inc. (a)	3,488	87,200
Brown Shoe Co. Inc.	8,572	91,292
Brunswick Corp.	17,284	352,594
Buckle Inc., The	5,216	222,723
Buffalo Wild Wings Inc. (a)	3,556	235,798
Build-A-Bear Workshop Inc. (a)	3,154	20,533
Cabela’s Inc. (a)	8,367	227,164
California Pizza Kitchen Inc. (a)	3,776	69,743
Callaway Golf Co.	12,450	77,439
Cambium Learning Group Inc. (a)	3,282	11,060
Capella Education Co. (a)	3,064	128,228
Caribou Coffee Company Inc. (a)	2,431	32,186
Carrols Restaurant Group Inc. (a)	2,452	25,599
Carter’s Inc. (a)	9,550	293,758
Casual Male Retail Group Inc. (a)	8,418	34,935
Cato Corp. Class A	5,379	154,915
Cavco Industries Inc. (a)	1,292	58,140
CEC Entertainment Inc.	3,867	155,105
Central European Media Enterprises Ltd. Class A (a)	7,065	139,534

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Charming Shoppes Inc. (a)	22,585	$93,954
Cheesecake Factory Inc., The (a)	11,211	351,689
Cherokee Inc.	1,671	28,674
Children’s Place Retail Stores Inc., The (a)	5,060	225,119
Christopher & Banks Corp.	7,073	40,670
Churchill Downs Inc.	2,405	108,417
Cinemark Holdings Inc.	17,982	372,407
Citi Trends Inc. (a)	2,894	43,642
Coinstar Inc. (a)	6,089	332,094
Coldwater Creek Inc. (a)	12,485	17,479
Collective Brands Inc. (a)	11,944	175,457
Columbia Sportswear Co.	2,335	148,039
Conn’s Inc. (a)	2,724	23,563
Cooper Tire & Rubber Co.	12,077	239,004
Core-Mark Holding Co. Inc. (a)	2,184	77,969
Corinthian Colleges Inc. (a)	15,222	64,846
Cost Plus Inc. (a)	3,591	35,910
Cracker Barrel Old Country Store Inc.	4,450	219,430
Crocs Inc. (a)	16,596	427,347
Crown Media Holdings Inc. (a)	6,403	12,230
CSS Industries Inc.	1,503	31,458
Cumulus Media Inc. Class A (a)	4,334	15,169
Dana Holding Corp. (a)	28,346	518,732
Delta Apparel Inc. (a)	1,315	22,355
Denny’s Corp. (a)	19,379	75,191
Destination Maternity Corp.	2,044	40,839
DineEquity Inc. (a)	3,009	157,280
Domino’s Pizza Inc. (a)	11,952	301,668
Dorman Products Inc. (a)	2,118	83,830
Drew Industries Inc.	3,687	91,143
E.W. Scripps Co Class A (a)	6,532	63,164
Eastman Kodak Co. (a)	52,343	187,388
Einstein Noah Restaurant Group Inc.	1,099	16,452
Entercom Communications Corp. Class A (a)	4,788	41,560
Entravision Communications Corp. Class A (a)	9,793	18,117
Ethan Allen Interiors Inc.	4,709	100,255
Exide Technologies (a)	15,049	114,974
Express Inc.	10,660	232,388
Finish Line Inc. Class A, The	10,037	214,792
Fisher Communications Inc. (a)	1,675	49,948
Fred’s Inc. Class A	7,549	108,932
Fuel Systems Solutions Inc. (a)	3,215	80,214
Furniture Brands International Inc. (a)	8,259	34,192
Gaylord Entertainment Co. (a)	6,940	208,200
Geeknet Inc. (a)	820	21,910
Genesco Inc. (a)	4,596	239,452
G-III Apparel Group Ltd. (a)	3,186	109,853
Global Sources Ltd. (a)	2,395	22,010
Global Traffic Network Inc. (a)	2,702	31,046
GNC Acquisition Holdings Inc. Class A (a)	4,369	95,288
Gordmans Stores Inc. (a)	1,003	17,442
Grand Canyon Education Inc. (a)	5,622	79,720

See accompanying notes to financial statements.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gray Television Inc. (a)	9,777	$25,811
Group 1 Automotive Inc.	4,660	191,899
Harte-Hanks Inc.	8,479	68,849
Haverty Furniture Companies Inc.	3,737	43,013
Helen of Troy Ltd. (a)	5,992	206,904
hhgregg Inc. (a)	3,480	46,632
Hibbett Sports Inc. (a)	5,323	216,699
Hillenbrand Inc.	12,038	284,699
Hot Topic Inc.	8,750	65,100
Hovnanian Enterprises Inc. (a)	11,791	28,416
HSN Inc. (a)	7,760	255,459
Iconix Brand Group Inc. (a)	14,134	342,043
interclick inc. (a)	3,887	30,941
International Speedway Corp. Class A	5,600	159,096
Interval Leisure Group Inc. (a)	7,778	106,481
iRobot Corp. (a)	4,592	162,052
Isle of Capri Casinos Inc. (a)	3,849	34,064
Jack in the Box Inc. (a)	9,647	219,759
JAKKS Pacific Inc. (a)	5,311	97,776
Jamba Inc. (a)	12,973	27,762
Johnson Outdoors Inc. Class A (a)	859	14,706
Jones Group Inc., The	16,975	184,179
Jos. A. Bank Clothiers Inc. (a)	5,359	268,004
Journal Communications Inc. Class A (a)	8,105	41,903
K12 Inc. (a)	5,025	166,528
KB HOME	14,870	145,429
Kenneth Cole Productions Inc. (a)	1,563	19,522
Kirkland’s Inc. (a)	3,249	39,053
Knology Inc. (a)	5,900	87,615
Krispy Kreme Doughnuts Inc. (a)	11,391	108,328
K-Swiss Inc. Class A (a)	5,166	54,915
La-Z-Boy Inc. (a)	10,092	99,608
Leapfrog Enterprises Inc. (a)	7,890	33,296
Libbey Inc. (a)	3,794	61,539
Life Time Fitness Inc. (a)	8,191	326,903
Lifetime Brands Inc.	1,868	21,930
Lin TV Corp. (a)	5,821	28,348
Lincoln Educational Services Corp.	4,324	74,157
Lions Gate Entertainment Corp. (a)	9,000	59,580
Lithia Motors Inc. Class A	4,263	83,683
Live Nation Entertainment Inc. (a)	27,425	314,565
Liz Claiborne Inc. (a)	18,428	98,590
Luby’s Inc. (a)	3,135	17,305
Lumber Liquidators Holdings Inc. (a)	4,465	113,411
M.D.C. Holdings Inc.	7,232	178,196
M/I Homes Inc. (a)	3,582	43,915
Mac-Gray Corp.	2,361	36,477
Maidenform Brands Inc. (a)	4,544	125,687
Marcus Corp.	3,998	39,500
Marine Products Corp. (a)	2,326	15,631
MarineMax Inc. (a)	4,465	39,113
Martha Stewart Living Omnimedia Inc. (a)	5,601	24,308
Matthews International Corp.	5,734	230,220
McClatchy Co. Class A, The (a)	11,283	31,705

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
McCormick & Schmick’s Seafood Restaurants Inc. (a)	2,676	$22,987
MDC Partners Inc. Class A	4,747	85,731
Men’s Wearhouse Inc., The	9,987	336,562
Meredith Corp.	7,011	218,252
Meritage Homes Corp. (a)	5,450	122,952
Modine Manufacturing Co. (a)	9,062	139,283
Monarch Casino & Resort Inc. (a)	1,635	17,069
Monro Muffler Brake Inc.	5,881	219,302
Morgans Hotel Group Co. (a)	4,322	31,075
Motorcar Parts of America Inc. (a)	2,223	33,367
Movado Group Inc.	3,327	56,925
Multimedia Games Holding Company Inc. (a)	5,221	23,756
National American University Holdings Inc.	1,548	14,567
National CineMedia Inc.	10,682	180,633
New York & Co. Inc. (a)	5,088	25,186
New York Times Co. Class A, The (a)	26,450	230,644
Nexstar Broadcasting Group Inc. Class A (a)	2,095	17,200
NutriSystem Inc.	5,280	74,237
O’Charley’s Inc. (a)	3,472	25,380
Office Depot Inc. (a)	53,662	226,454
OfficeMax Inc. (a)	16,582	130,169
Orbitz Worldwide Inc. (a)	4,308	10,727
Orient-Express Hotels Ltd. Class A (a)	18,594	199,886
Outdoor Channel Holdings Inc. (a)	2,634	18,017
Overstock.com Inc. (a)	2,300	35,006
Oxford Industries Inc.	2,504	84,535
Pacific Sunwear of California Inc. (a)	9,373	24,464
Papa John’s International Inc. (a)	3,834	127,519
Peet’s Coffee & Tea Inc. (a)	2,479	143,038
Penske Automotive Group Inc.	8,687	197,542
Pep Boys-Manny, Moe & Jack, The	10,327	112,874
Perry Ellis International Inc. (a)	2,481	62,645
PetMed Express Inc.	4,263	50,517
PF Chang’s China Bistro Inc.	4,422	177,941
Pier 1 Imports Inc. (a)	20,751	240,089
Pinnacle Entertainment Inc. (a)	11,997	178,755
Pool Corp.	9,364	279,141
Pre-Paid Legal Services Inc. (a)	1,436	95,480
Primedia Inc.	3,195	22,525
Quiksilver Inc. (a)	25,228	118,572
R.G. Barry Corp.	1,689	19,052
ReachLocal Inc. (a)	1,912	39,827
Red Lion Hotels Corp. (a)	2,646	20,903
Red Robin Gourmet Burgers Inc. (a)	2,528	91,969
Regis Corp.	11,246	172,289
Rent-A-Center Inc.	12,319	376,469
Rentrak Corp. (a)	1,904	33,777
Ruby Tuesday Inc. (a)	12,620	136,044
Rue21 Inc. (a)	2,917	94,802
Ruth’s Hospitality Group Inc. (a)	6,683	37,492
Ryland Group Inc.	8,642	142,852
Saga Communications Inc. Class A (a)	649	24,013

26	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Saks Inc. (a)	22,424	$250,476
Scholastic Corp.	5,083	135,208
Scientific Games Corp. Class A (a)	11,373	117,597
Sealy Corp. (a)	10,019	25,348
Select Comfort Corp. (a)	10,857	195,209
Shiloh Industries Inc.	1,011	10,899
Shoe Carnival Inc. (a)	1,784	53,788
Shuffle Master Inc. (a)	10,510	98,321
Shutterfly Inc. (a)	5,779	331,830
Sinclair Broadcast Group Inc. Class A	9,765	107,220
Six Flags Entertainment Corp.	8,050	301,472
Skechers U.S.A. Inc. (a)	7,236	104,777
Skyline Corp.	1,361	23,818
Smith & Wesson Holding Corp. (a)	11,631	34,893
Sonic Automotive Inc.	7,888	115,559
Sonic Corp. (a)	12,046	128,049
Sotheby’s	13,103	569,980
Spartan Motors Inc.	6,455	34,857
Speedway Motorsports Inc.	2,277	32,288
Stage Stores Inc.	7,019	117,919
Standard Motor Products Inc.	3,823	58,224
Standard Pacific Corp. (a)	20,735	69,462
Stein Mart Inc.	5,263	50,735
Steiner Leisure Ltd. (a)	2,944	134,482
Steinway Musical Instruments Inc. (a)	1,257	32,292
Steven Madden Ltd. (a)	7,323	274,686
Stewart Enterprises Inc.	15,369	112,194
Stoneridge Inc. (a)	5,059	74,570
Strayer Education Inc.	2,367	299,165
Sturm, Ruger & Company Inc.	3,669	80,535
Summer Infant Inc. (a)	2,460	19,975
Superior Industries International Inc.	4,565	100,932
Syms Corp. (a)	1,102	11,880
Systemax Inc. (a)	2,095	31,299
Talbots Inc. (a)	13,646	45,578
Tenneco Inc. (a)	11,731	516,985
Texas Roadhouse Inc. Class A	12,139	212,857
Timberland Co. Class A, The (a)	7,690	330,439
Tower International Inc. (a)	1,186	20,980
Town Sports International Holdings Inc. (a)	3,836	29,192
True Religion Apparel Inc. (a)	4,992	145,167
Tuesday Morning Corp. (a)	8,089	37,614
Unifi Inc. (a)	2,758	38,060
Universal Electronics Inc. (a)	2,874	72,597
Universal Technical Institute Inc.	4,195	82,935
US Auto Parts Network Inc. (a)	2,888	22,122
Vail Resorts Inc.	6,996	323,355
Valassis Communications Inc. (a)	9,540	289,062
Value Line Inc.	145	1,944
ValueVision Media Inc. Class A (a)	7,837	59,953
Vera Bradley Inc. (a)	3,828	146,230
Vitamin Shoppe Inc. (a)	4,795	219,419
Warnaco Group Inc., The (a)	8,535	445,954
Warner Music Group Corp. (a)	11,178	91,883
West Marine Inc. (a)	2,888	29,949

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Westwood One Inc. (a)	1,035	$5,341
Wet Seal Inc. Class A (a)	19,781	88,421
Weyco Group Inc.	1,376	33,850
Winmark Corp.	477	20,668
Winnebago Industries Inc. (a)	5,741	55,458
Wolverine World Wide Inc.	9,628	401,969
World Wrestling Entertainment Inc.	5,230	49,842
Zale Corp. (a)	6,155	34,468
Zumiez Inc. (a)	4,123	102,953

		32,398,191

Consumer Staples (3.25%)
Alico Inc.	653	16,730
Alliance One International Inc. (a)	17,016	54,962
Andersons Inc., The	3,622	153,030
Arden Group Inc. Class A	240	22,085
B&G Foods Inc. Class A	9,330	192,385
Boston Beer Co. Inc. (a)	1,611	144,346
Calavo Growers Inc.	2,269	47,785
Cal-Maine Foods Inc.	2,781	88,881
Casey’s General Stores Inc.	7,359	323,796
Central European Distribution Corp. (a)	14,047	157,326
Central Garden & Pet Co. (a)	9,300	94,395
Chiquita Brands International Inc. (a)	8,778	114,290
Coca-Cola Bottling Co. Consolidated	878	59,405
Craft Brewers Alliance Inc. (a)	1,834	15,791
Darling International Inc. (a)	22,663	401,135
Diamond Foods Inc.	4,275	326,354
Dole Food Company Inc. (a)	6,968	94,207
Elizabeth Arden Inc. (a)	4,742	137,660
Farmer Brothers Co.	1,392	14,115
Female Health Co., The	3,747	18,735
Fresh Del Monte Produce Inc.	7,087	189,010
Fresh Market Inc., The (a)	5,450	210,806
Griffin Land & Nurseries Inc.	530	17,220
Hain Celestial Group Inc., The (a)	6,969	232,486
Harbinger Group Inc. (a)	1,801	11,004
Heckmann Corp. (a)	18,056	109,058
Imperial Sugar Co.	2,344	46,880
Ingles Markets Inc.	2,454	40,614
Inter Parfums Inc.	3,074	70,794
J&J Snack Foods Corp.	2,788	138,982
Lancaster Colony Corp.	3,641	221,446
Lifeway Foods Inc. (a)	1,050	11,739
Limoneira Co.	1,542	34,834
Medifast Inc. (a)	2,678	63,549
MGP Ingredients Inc.	2,179	18,979
Nash Finch Co.	2,350	84,154
National Beverage Corp.	2,282	33,431
Nature’s Sunshine Products Inc. (a)	2,104	40,986
Nu Skin Enterprises Inc.	10,608	398,330
Nutraceutical International Corp. (a)	1,887	29,022
Oil-Dri Corporation of America	1,051	22,512
Omega Protein Corp. (a)	3,680	50,784
Pantry Inc., The (a)	4,471	84,010
Pilgrim’s Pride Corp. (a)	9,939	53,770

See accompanying notes to financial statements.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Prestige Brands Holdings Inc. (a)	9,692	$124,445
PriceSmart Inc.	3,441	176,282
Primo Water Corp. (a)	2,334	33,586
Revlon Inc. Class A (a)	2,075	34,860
Rite Aid Corp. (a)	114,250	151,952
Ruddick Corp.	9,486	413,020
Sanderson Farms Inc.	4,302	205,550
Schiff Nutrition International Inc.	2,295	25,681
Seneca Foods Corp. Class A (a)	1,743	44,586
Smart Balance Inc. (a)	11,736	60,792
Snyders-Lance Inc.	9,091	196,638
Spartan Stores Inc.	4,378	85,502
Spectrum Brands Holdings Inc. (a)	3,254	104,128
Star Scientific Inc. (a)	20,697	93,136
Susser Holdings Corp. (a)	1,566	24,618
Synutra International Inc. (a)	3,452	33,899
Tootsie Roll Industries Inc.	4,645	135,913
TreeHouse Foods Inc. (a)	6,869	375,116
United Natural Foods Inc. (a)	9,361	399,434
Universal Corp.	4,474	168,536
USANA Health Sciences Inc. (a)	1,315	41,133
Vector Group Ltd.	8,931	158,882
Village Super Market Inc. Class A	1,202	33,307
WD-40 Co.	3,280	128,051
Weis Markets Inc.	2,141	87,203
Winn-Dixie Stores Inc. (a)	10,922	92,292

		8,120,355

Energy (6.86%)
Abraxas Petroleum Corp. (a)	16,149	61,851
Alon USA Energy Inc.	2,127	23,971
Amyris Inc. (a)	3,406	95,675
Apco Oil and Gas International Inc.	1,776	154,388
Approach Resources Inc. (a)	4,326	98,070
ATP Oil & Gas Corp. (a)	8,679	132,875
Basic Energy Services Inc. (a)	4,648	146,273
Berry Petroleum Co.	10,000	531,300
Bill Barrett Corp. (a)	9,147	423,963
BPZ Resources Inc. (a)	19,838	65,069
Bristow Group Inc.	7,032	358,773
Cal Dive International Inc. (a)	18,645	111,497
Callon Petroleum Co. (a)	7,420	52,088
CAMAC Energy Inc. (a)	11,300	15,029
Carrizo Oil & Gas Inc. (a)	7,542	314,878
Cheniere Energy Inc. (a)	13,599	124,567
Clayton Williams Energy Inc. (a)	1,165	69,958
Clean Energy Fuels Corp. (a)	9,597	126,201
Cloud Peak Energy Inc. (a)	11,779	250,893
Complete Production Services Inc. (a)	15,294	510,208
Comstock Resources Inc. (a)	9,206	265,041
Contango Oil & Gas Co. (a)	2,375	138,795
Crimson Exploration Inc. (a)	3,822	13,568
Crosstex Energy Inc.	7,925	94,308
CVR Energy Inc. (a)	17,000	418,540
Dawson Geophysical Co. (a)	1,536	52,454
Delek US Holdings Inc.	2,760	43,332

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
DHT Holdings Inc.	12,211	$46,768
Dril-Quip Inc. (a)	6,663	451,951
Endeavour International Corp. (a)	7,156	107,841
Energy Partners Ltd. (a)	5,652	83,706
Energy XXI (Bermuda) Ltd. (a)	14,629	485,975
Evolution Petroleum Corp. (a)	2,940	20,874
Exterran Holdings Inc. (a)	12,321	244,325
Frontline Ltd.	9,955	146,737
FX Energy Inc. (a)	10,100	88,678
Gastar Exploration Ltd. (a)	11,141	38,214
General Maritime Corp.	22,314	30,124
Geokinetics Inc. (a)	1,978	15,587
GeoResources Inc. (a)	3,864	86,901
Gevo Inc. (a)	1,076	16,925
Global Geophysical Services Inc. (a)	3,441	61,250
Global Industries Ltd. (a)	19,737	108,159
GMX Resources Inc. (a)	11,635	51,776
Golar LNG Ltd.	7,104	247,859
Goodrich Petroleum Corp. (a)	4,992	91,903
Green Plains Renewable Energy Inc. (a)	3,920	42,297
GreenHunter Energy Inc. Warrants (a) (b)	94	0
Gulf Island Fabrication Inc.	2,775	89,577
GulfMark Offshore Inc. Class A (a)	4,593	202,965
Gulfport Energy Corp. (a)	7,531	223,595
Hallador Energy Co.	738	7,077
Harvest Natural Resources Inc. (a)	6,596	72,754
Helix Energy Solutions Group Inc. (a)	20,580	340,805
Hercules Offshore Inc. (a)	22,430	123,589
Hornbeck Offshore Services Inc. (a)	4,453	122,458
Houston American Energy Corp.	3,258	59,068
Hyperdynamics Corp. (a)	30,071	129,305
ION Geophysical Corp. (a)	25,559	241,788
Isramco Inc. (a)	219	14,472
James River Coal Co. (a)	6,879	143,221
Key Energy Services Inc. (a)	24,238	436,284
Knightsbridge Tankers Ltd.	4,345	95,720
Kodiak Oil & Gas Corp. (a)	34,834	200,992
L&L Energy Inc. (a)	4,244	21,772
Lufkin Industries Inc.	5,908	508,383
Magnum Hunter Resources Corp. (a)	21,564	145,773
Matrix Service Co. (a)	5,208	69,683
McMoRan Exploration Co. (a)	19,044	351,933
Miller Energy Resources Inc. (a)	5,918	37,875
Mitcham Industries Inc. (a)	1,888	32,662
Natural Gas Services Group (a)	2,365	38,218
Newpark Resources Inc. (a)	17,489	158,625
Nordic American Tanker Shipping Ltd.	9,209	209,413
Northern Oil and Gas Inc. (a)	12,242	271,160
Oasis Petroleum Inc. (a)	11,529	342,181
Overseas Shipholding Group Inc.	5,180	139,549
OYO Geospace Corp. (a)	848	84,800
Panhandle Oil & Gas Inc.	1,401	41,315
Parker Drilling Co. (a)	22,728	132,959
Patriot Coal Corp. (a)	17,695	393,891

28	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Penn Virginia Corp.	8,896	$117,516
Petroleum Development Corp. (a)	4,539	135,761
Petroquest Energy Inc. (a)	10,977	77,059
PHI Inc. (a)	2,575	55,955
Pioneer Drilling Co. (a)	10,586	161,331
Rentech Inc. (a)	43,853	46,484
Resolute Energy Corp. (a)	8,897	143,776
REX American Resources Corp. (a)	1,335	22,161
Rex Energy Corp. (a)	6,787	69,702
RigNet Inc. (a)	1,062	18,054
Rosetta Resources Inc. (a)	10,284	530,037
Scorpio Tankers Inc. (a)	4,664	46,593
SemGroup Corp. Class A (a)	8,022	205,925
Ship Finance International Ltd.	8,789	158,378
Solazyme Inc. (a)	2,105	48,352
Stone Energy Corp. (a)	9,496	288,583
Swift Energy Co. (a)	8,220	306,359
Syntroleum Corp. (a)	14,757	21,693
Targa Resources Corp.	3,207	107,306
Teekay Tankers Ltd. Class A	8,135	76,469
Tesco Corp. (a)	5,885	114,228
TETRA Technologies Inc. (a)	14,884	189,473
Triangle Petroleum Corp. (a)	8,174	52,804
Union Drilling Inc. (a)	2,948	30,335
Uranerz Energy Corp. (a)	12,345	37,282
Uranium Energy Corp. (a)	13,770	42,136
Uranium Resources Inc. (a)	17,897	29,888
Ur-Energy Inc. (a)	19,535	31,256
USEC Inc. (a)	22,491	75,120
VAALCO Energy Inc. (a)	10,113	60,880
Vantage Drilling Co. (a)	33,519	61,005
Venoco Inc. (a)	5,692	72,516
Voyager Oil & Gas Inc. (a)	8,860	26,314
W&T Offshore Inc.	6,771	176,859
Warren Resources Inc. (a)	13,830	52,692
Western Refining Inc. (a)	10,320	186,482
Westmoreland Coal Co. (a)	1,829	32,465
Willbros Group Inc. (a)	7,666	65,468
World Fuel Services Corp.	13,710	492,600
Zion Oil & Gas Inc. (a)	4,645	27,638

		17,140,212

Financials (19.34%)
1st Source Corp.	3,114	64,584
1st United Bancorp Inc. (a)	5,237	32,574
Abington Bancorp Inc.	4,063	42,377
Acadia Realty Trust	7,955	161,725
Advance America Cash Advance Centers Inc.	10,818	74,536
Agree Realty Corp.	1,876	41,891
Alexander’s Inc.	402	159,594
Alliance Financial Corp.	962	29,370
Alterra Capital Holdings Ltd.	17,514	390,562
American Assets Trust Inc.	6,335	142,221
American Campus Communities Inc.	13,222	469,645

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Equity Investment Life Holding Co.	11,598	$147,411
American Safety Insurance Holdings Ltd. (a)	2,096	40,117
Ameris Bancorp (a)	4,796	42,541
Amerisafe Inc. (a)	3,606	81,568
Ames National Corp.	1,650	29,964
AmTrust Financial Services Inc.	4,624	105,335
Anworth Mortgage Asset Corp.	24,388	183,154
Apollo Commercial Real Estate Finance Inc.	3,382	54,518
Argo Group International Holdings Ltd.	5,330	158,408
ARMOUR Residential REIT Inc.	9,442	69,399
Arrow Financial Corp.	1,918	46,933
Artio Global Investors Inc.	6,029	68,128
Ashford Hospitality Trust Inc.	9,040	112,548
Associated Estates Realty Corp.	8,191	133,104
Astoria Financial Corp.	17,058	218,172
Avatar Holdings Inc. (a)	1,800	27,378
Baldwin & Lyons Inc.	1,692	39,204
BancFirst Corp.	1,377	53,152
Banco Latinoamericano de Comercio Exterior SA	5,547	96,074
Bancorp Inc., The (a)	5,711	59,680
Bancorp Rhode Island Inc.	731	33,129
BancorpSouth Inc.	16,143	200,335
Bank Mutual Corp.	9,539	35,008
Bank of Kentucky Financial Corp., The	1,015	22,604
Bank of Marin Bancorp	1,145	40,499
Bank of the Ozarks Inc.	2,737	142,488
BankFinancial Corp.	4,171	35,328
Banner Corp.	3,177	55,598
Beneficial Mutual Bancorp Inc. (a)	6,811	55,952
Berkshire Hills Bancorp Inc.	3,235	72,432
BGC Partners Inc. Class A	14,563	112,572
BioMed Realty Trust Inc.	25,526	491,120
BofI Holding Inc. (a)	1,667	24,021
Boston Private Financial Holdings Inc.	15,079	99,220
Bridge Bancorp Inc.	1,385	29,473
Bridge Capital Holdings (a)	1,547	17,141
Brookline Bancorp Inc.	7,378	68,394
Bryn Mawr Bank Corp.	1,723	34,891
Calamos Asset Management Inc. Class A	3,720	54,014
California First National Bancorp	556	8,518
Camden National Corp.	1,584	51,971
Campus Crest Communities Inc.	5,985	77,446
Cape Bancorp Inc. (a)	1,916	19,160
Capital Bank Corp. (a)	2,393	8,352
Capital City Bank Group Inc.	2,290	23,495
CapLease Inc.	12,908	63,378
Capstead Mortgage Corp.	14,841	198,869
Cardinal Financial Corp.	5,852	64,079
Cascade Bancorp (a)	1,076	10,868

See accompanying notes to financial statements.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Cash America International Inc.	5,714	$330,669
Cathay General Bancorp	15,358	251,718
CBL & Associates Properties Inc.	28,741	521,074
Cedar Shopping Centers Inc.	11,145	57,397
Center Bancorp Inc.	2,024	21,131
Center Financial Corp. (a)	7,212	45,796
Centerstate Banks Inc.	5,737	39,700
Central Pacific Financial Corp. (a)	2,805	39,270
Century Bancorp Inc. Class A	607	16,061
Charter Financial Corp.	1,005	9,950
Chatham Lodging Trust	2,775	44,705
Chemical Financial Corp.	5,329	99,972
Chesapeake Lodging Trust	6,049	103,196
CIFC Deerfield Corp. (a)	2,034	13,933
Citizens & Northern Corp.	2,446	36,861
Citizens Inc. (a)	7,415	50,570
City Holding Co.	3,096	102,261
Clifton Savings Bancorp Inc.	1,833	20,236
CNB Financial Corp.	2,504	34,781
CNO Financial Group Inc. (a)	43,015	340,249
CoBiz Financial Inc.	6,659	43,550
Cogdell Spencer Inc.	8,961	53,676
Cohen & Steers Inc.	3,485	115,528
Colonial Properties Trust	16,133	329,113
Colony Financial Inc.	6,262	113,154
Columbia Banking System Inc.	7,774	133,868
Community Bank System Inc.	7,157	177,422
Community Trust Bancorp Inc.	2,856	79,168
Compass Diversified Holdings	7,794	128,523
Consolidated-Tomoka Land Co.	860	24,596
Coresite Realty Corp.	3,867	63,419
Cousins Properties Inc.	17,975	153,506
Cowen Group Inc. Class A (a)	13,251	49,824
Crawford & Co. Class B	4,811	34,014
Credit Acceptance Corp. (a)	1,287	108,713
CreXus Investment Corp.	10,909	121,199
CVB Financial Corp.	17,635	163,124
Cypress Sharpridge Investments Inc.	15,991	204,845
Danvers Bancorp Inc. (c)	4,042	87,994
DCT Industrial Trust Inc.	47,517	248,514
Delphi Financial Group Inc. Class A	9,312	272,004
Diamond Hill Investment Group	487	39,588
DiamondRock Hospitality Co.	32,352	347,137
Dime Community Bancshares	5,964	86,717
Dollar Financial Corp. (a)	8,399	181,838
Donegal Group Inc.	1,656	21,197
Doral Financial Corp. (a)	24,345	47,716
Duff & Phelps Corp. Class A	5,851	75,068
DuPont Fabros Technology Inc.	11,365	286,398
Dynex Capital Inc.	7,634	73,897
Eagle Bancorp Inc. (a)	3,389	45,074
EastGroup Properties Inc.	5,313	225,856
Edelman Financial Group Inc.	3,977	31,379
Education Realty Trust Inc.	13,904	119,157
eHealth Inc. (a)	4,243	56,686

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
EMC Insurance Group Inc.	974	$18,603
Employers Holdings Inc.	7,377	123,712
Encore Bancshares Inc. (a)	1,599	19,220
Encore Capital Group Inc. (a)	3,115	95,693
Enstar Group Ltd. (a)	1,331	139,076
Enterprise Bancorp Inc.	1,003	15,115
Enterprise Financial Services Corp.	3,152	42,647
Entertainment Properties Trust	9,101	425,017
Epoch Holding Corp.	2,818	50,301
Equity Lifestyle Properties Inc.	4,966	310,077
Equity One Inc.	10,246	190,985
ESB Financial Corp.	2,384	30,801
ESSA Bancorp Inc.	2,476	30,752
Evercore Partners Inc. Class A	3,805	126,783
Excel Trust Inc.	3,538	39,024
Extra Space Storage Inc.	18,155	387,246
EZCORP Inc. Class A (a)	9,126	324,657
FBL Financial Group Inc.	2,508	80,632
FBR & Co. (a)	10,101	34,343
Federal Agricultural Mortgage Corp. Class C	1,948	43,090
FelCor Lodging Trust Inc. (a)	24,102	128,464
Financial Engines Inc. (a)	7,404	191,912
Financial Institutions Inc.	2,676	43,940
First American Financial Corp.	20,415	319,495
First Bancorp (North Carolina)	3,147	32,225
First Bancorp Inc.	1,896	28,175
First Busey Corp.	14,796	78,271
First Cash Financial Services Inc. (a)	6,100	256,139
First Commonwealth Financial Corp.	20,255	116,264
First Community Bancshares Inc.	3,193	44,702
First Defiance Financial Corp. (a)	1,686	24,767
First Financial Bancorp	11,481	191,618
First Financial Bankshares Inc.	6,219	214,245
First Financial Corp. Indiana	2,256	73,861
First Financial Holdings Inc.	3,328	29,852
First Industrial Realty Trust Inc. (a)	15,204	174,086
First Interstate BancSystem Inc.	2,984	43,984
First Marblehead Corp., The (a)	11,872	21,013
First Merchants Corp.	5,189	46,390
First Midwest Bancorp Inc.	14,619	179,668
First of Long Island Corp., The	1,454	40,552
First PacTrust Bancorp Inc.	1,540	22,884
First Potomac Realty Trust	9,911	151,737
FirstMerit Corp.	21,381	353,000
Flagstar Bancorp Inc. (a)	37,230	44,304
Flagstone Reinsurance Holdings SA.	9,992	84,233
Flushing Financial Corp.	6,212	80,756
FNB Corp. (PA)	24,672	255,355
Forestar Group Inc. (a)	6,912	113,564
Fortegra Financial Corp. (a)	962	7,542
Fox Chase Bancorp	2,726	36,937
FPIC Insurance Group Inc. (a)	1,634	68,105
Franklin Financial Corp. (a)	2,610	31,477
Franklin Street Properties Corp.	13,897	179,410
FXCM Inc. Class A	3,450	34,224

30	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Gain Capital Holdings Inc. (a)	1,355	$9,228
GAMCO Investors Inc.	1,336	61,843
German American Bancorp Inc.	2,418	40,090
Getty Realty Corp.	4,975	125,519
GFI Group Inc.	13,572	62,295
Glacier Bancorp Inc.	14,159	190,863
Gladstone Commercial Corp.	1,886	32,684
Gleacher & Co Inc. (a)	15,815	32,263
Glimcher Realty Trust	19,550	185,725
Global Indemnity PLC (a)	2,650	58,777
Government Properties Income Trust	5,904	159,526
Great Southern Bancorp Inc.	2,100	39,795
Greenlight Capital Re Ltd. Class A (a)	5,464	143,649
Hallmark Financial Services Inc. (a)	2,337	18,392
Hampton Roads Bankshares Inc. (a)	1,877	18,582
Hancock Holding Co.	9,669	299,546
Hanmi Financial Corp. (a)	29,070	31,105
Harleysville Group Inc.	2,296	71,566
Hatteras Financial Corp.	14,532	410,238
Healthcare Realty Trust Inc.	14,052	289,893
Heartland Financial USA Inc.	2,573	37,437
Heritage Commerce Corp. (a)	3,803	19,433
Heritage Financial Corp.	2,859	36,967
Hersha Hospitality Trust	27,522	153,298
HFF Inc. Class A (a)	5,584	84,263
Highwoods Properties Inc.	14,064	465,940
Hilltop Holdings Inc. (a)	7,873	69,597
Home Bancshares Inc.	4,498	106,333
Home Federal Bancorp Inc.	3,394	37,300
Home Properties Inc.	7,586	461,836
Horace Mann Educators Corp.	7,804	121,820
Hudson Pacific Properties Inc.	4,147	64,403
Hudson Valley Holding Corp.	2,771	53,508
IBERIABANK Corp.	5,296	305,261
ICG Group Inc. (a)	7,264	88,839
Imperial Holdings Inc. (a)	3,324	33,772
Independence Holding Co.	1,224	12,779
Independent Bank Corp. (MA)	4,263	111,904
Infinity Property & Casualty Corp.	2,391	130,692
Inland Real Estate Corp.	15,206	134,269
International Bancshares Corp.	10,414	174,226
INTL FCStone Inc. (a)	2,585	62,583
Invesco Mortgage Capital	13,985	295,503
Investment Technology Group Inc. (a)	8,068	113,113
Investors Bancorp Inc. (a)	9,147	129,887
Investors Real Estate Trust	15,390	133,277
iStar Financial Inc. (a)	17,983	145,842
JMP Group Inc.	2,779	19,536
Kansas City Life Insurance Co.	857	26,696
KBW Inc.	7,046	131,760
Kearny Financial Corp.	3,035	27,649
Kennedy-Wilson Holdings Inc.	4,512	55,272
Kilroy Realty Corp.	11,388	449,712
Kite Realty Group Trust	11,038	54,969

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Knight Capital Group Inc. Class A (a)	19,460	$214,449
Ladenburg Thalmann Financial Services Inc. (a)	20,324	28,047
Lakeland Bancorp Inc.	4,209	42,006
Lakeland Financial Corp.	3,310	73,681
LaSalle Hotel Properties	16,538	435,611
Lexington Realty Trust	23,073	210,656
LTC Properties Inc.	5,805	161,495
Maiden Holdings Ltd.	9,891	90,008
MainSource Financial Group Inc.	4,067	33,756
MarketAxess Holdings Inc.	5,619	140,812
Marlin Business Services Corp. (a)	1,721	21,771
MB Financial Inc.	10,663	205,156
Meadowbrook Insurance Group Inc.	10,445	103,510
Medical Properties Trust Inc.	21,937	252,276
Medley Capital Corp.	2,024	23,762
Merchants Bancshares Inc.	976	23,883
Meridian Interstate Bancorp Inc. (a)	1,963	26,873
Metro Bancorp Inc. (a)	2,736	31,245
MF Global Holdings Ltd. (a)	31,695	245,319
MFA Financial Inc.	68,818	553,297
MGIC Investment Corp. (a)	36,494	217,139
Mid-America Apartment Communities Inc.	7,125	480,724
MidSouth Bancorp Inc.	1,497	20,404
Mission West Properties Inc.	3,949	34,672
Monmouth Real Estate Investment Corp. Class A	6,419	54,241
Montpelier Re Holdings Ltd.	12,114	218,052
MPG Office Trust Inc. (a)	9,848	28,165
Nara Bancorp Inc. (a)	7,485	60,853
National Bankshares Inc.	1,469	36,784
National Financial Partners Corp. (a)	8,563	98,817
National Health Investors Inc.	4,791	212,864
National Interstate Corp.	1,344	30,778
National Penn Bancshares Inc.	24,283	192,564
National Retail Properties Inc.	16,603	406,940
National Western Life Insurance Co.	428	68,253
Navigators Group Inc., The (a)	2,587	121,589
NBT Bancorp Inc.	6,864	151,900
Nelnet Inc. Class A	5,026	110,874
Netspend Holdings Inc. (a)	5,847	58,470
New Mountain Finance Corp. (a)	1,410	17,907
Newcastle Investment Corp.	15,587	90,093
NewStar Financial Inc. (a)	5,360	57,245
Nicholas Financial Inc. (a)	1,744	20,719
Northfield Bancorp Inc.	3,578	50,307
NorthStar Realty Finance Corp.	18,389	74,108
Northwest Bancshares Inc.	20,859	262,406
OceanFirst Financial Corp.	2,940	38,073
Ocwen Financial Corp. (a)	14,523	185,313
Old National Bancorp	18,399	198,709
Omega Healthcare Investors Inc.	19,704	413,981
OmniAmerican Bancorp Inc. (a)	2,435	36,452
One Liberty Properties Inc.	2,129	32,872

See accompanying notes to financial statements.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
OneBeacon Insurance Group Ltd. Class A	4,017	$53,788
Oppenheimer Holdings Inc. Class A	2,030	57,266
optionsXpress Holdings Inc.	8,349	139,261
Oriental Financial Group Inc.	8,904	114,773
Oritani Financial Corp.	11,097	141,931
Orrstown Financial Services Inc.	1,356	35,676
Pacific Capital Bancorp (a)	790	25,114
Pacific Continental Corp.	3,584	32,794
PacWest Bancorp	5,962	122,638
Park National Corp.	2,563	168,799
Park Sterling Corp. (a)	5,330	26,437
Parkway Properties Inc.	4,280	73,017
Pebblebrook Hotel Trust	9,772	197,297
Penns Woods Bancorp Inc.	855	29,378
Pennsylvania Real Estate Investment Trust	10,868	170,628
Pennymac Mortgage Investment Trust	3,639	60,298
Peoples Bancorp Inc.	2,164	24,388
PHH Corp. (a)	10,861	222,868
Phoenix Companies Inc., The (a)	23,005	56,592
PICO Holdings Inc. (a)	4,434	128,586
Pinnacle Financial Partners Inc. (a)	6,683	103,987
Piper Jaffray Companies Inc. (a)	3,086	88,908
Platinum Underwriters Holdings Ltd.	7,227	240,225
PMI Group Inc., The (a)	29,724	31,805
Portfolio Recovery Associates Inc. (a)	3,325	281,927
Post Properties Inc.	9,695	395,168
Potlatch Corp.	7,852	276,940
Presidential Life Corp.	4,264	44,516
Primerica Inc.	6,509	143,003
Primus Guaranty Ltd. (a)	4,628	24,297
PrivateBancorp Inc.	11,648	160,742
ProAssurance Corp. (a)	5,904	413,280
Prosperity Bancshares Inc.	9,130	400,077
Provident Financial Services Inc.	11,895	170,336
Provident New York Bancorp	7,707	64,431
PS Business Parks Inc.	3,642	200,674
Pzena Investment Management Inc. Class A	1,485	8,435
Radian Group Inc.	25,928	109,675
RAIT Financial Trust	22,749	47,773
Ramco-Gershenson Properties Trust	7,597	94,051
Redwood Trust Inc.	15,366	232,334
Renasant Corp.	4,821	69,856
Republic Bancorp Inc. Class A	2,036	40,516
Resource Capital Corp.	13,642	86,217
Retail Opportunity Investments Corp.	8,178	87,995
RLI Corp.	3,569	220,992
RLJ Lodging Trust (a)	5,171	89,820
Rockville Financial Inc.	5,574	55,183
Roma Financial Corp.	1,613	16,936
S&T Bancorp Inc.	5,435	101,037
Sabra Health Care REIT Inc.	4,966	82,982
Safeguard Scientifics Inc. (a)	4,056	76,577
Safety Insurance Group Inc.	2,449	102,956
Sandy Spring Bancorp Inc.	4,785	86,082

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Saul Centers Inc.	1,394	$54,882
SCBT Financial Corp.	2,711	77,751
SeaBright Holdings Inc.	4,045	40,046
Seacoast Banking Corporation of Florida (a)	13,392	20,088
Selective Insurance Group Inc.	10,464	170,249
Sierra Bancorp	2,227	25,210
Signature Bank (a)	8,063	461,204
Simmons First National Corp.	3,497	89,733
Solar Senior Capital Ltd.	1,608	28,864
Southside Bancshares Inc.	3,384	67,172
Southwest Bancorp Inc. (a)	3,921	38,387
Sovran Self Storage Inc.	5,421	222,261
STAG Industrial Inc.	2,829	34,655
Starwood Property Trust Inc.	18,182	372,913
State Auto Financial Corp.	2,850	49,676
State Bancorp Inc.	3,076	41,034
State Bank Financial Corp. (a)	6,052	99,071
StellarOne Corp.	4,640	56,190
Sterling Bancorp NY	5,964	56,598
Sterling Bancshares Inc. TX	19,797	161,544
Sterling Financial Corp. (a)	5,145	82,680
Stewart Information Services Corp.	3,543	35,536
Stifel Financial Corp. (a)	10,416	373,518
Strategic Hotels & Resorts Inc. (a)	33,775	239,127
Suffolk Bancorp	1,923	26,845
Summit Hotel Properties Inc.	5,227	59,326
Sun Bancorp Inc. (a)	7,025	25,641
Sun Communities Inc.	4,125	153,904
Sunstone Hotel Investors Inc. (a)	23,044	213,618
Susquehanna Bancshares Inc.	25,424	203,392
SVB Financial Group (a)	8,334	497,623
SWS Group Inc.	5,828	34,910
SY Bancorp Inc.	2,414	56,126
Symetra Financial Corp.	12,770	171,501
Tanger Factory Outlet Centers Inc.	15,875	424,974
Taylor Capital Group Inc. (a)	2,183	17,813
Tejon Ranch Co. (a)	2,741	93,468
Terreno Realty Corp.	1,890	32,149
Territorial Bancorp Inc.	2,502	51,841
Teton Advisors Inc. Class B (a) (b)	25	422
Texas Capital Bancshares Inc. (a)	7,307	188,740
Tompkins Financial Corp.	1,682	66,002
Tower Bancorp Inc.	2,009	55,047
Tower Group Inc.	7,161	170,575
TowneBank	4,800	64,224
Trico Bancshares	2,842	41,493
Trustco Bank Corp. NY	15,504	75,970
Trustmark Corp.	12,454	291,548
Two Harbors Investment Corp.	17,271	185,663
UMB Financial Corp.	6,273	262,713
UMH Properties Inc.	2,394	25,616
Umpqua Holdings Corp.	22,454	259,793
Union First Market Bankshares Corp.	3,988	48,574
United Bankshares Inc.	7,972	195,155
United Community Banks Inc. (a)	3,853	40,688

32	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
United Financial Bancorp Inc.	3,402	$52,493
United Fire & Casualty Co.	4,243	73,701
Universal Health Realty Income Trust	2,311	92,394
Universal Insurance Holdings Inc.	3,417	15,957
Univest Corp. of Pennsylvania	3,384	52,892
Urstadt Biddle Properties Inc.	3,960	71,716
U-Store-It Trust	19,248	202,489
ViewPoint Financial Group	6,682	92,212
Virginia Commerce Bancorp (a)	4,423	26,140
Virtus Investment Partners Inc. (a)	1,083	65,738
Walker & Dunlop Inc. (a)	2,005	26,666
Walter Investment Management Corp.	5,082	112,770
Washington Banking Co.	2,986	39,475
Washington Real Estate Investment Trust	12,786	415,801
Washington Trust Bancorp Inc.	2,877	66,085
Webster Financial Corp.	14,025	294,806
WesBanco Inc.	4,626	90,947
West Bancorporation	3,350	29,514
West Coast Bancorp (a)	3,819	64,006
Westamerica Bancorporation	5,686	280,036
Western Alliance Bancorp (a)	13,447	95,474
Westfield Financial Inc.	5,776	46,901
Westwood Holdings Group Inc.	1,182	45,034
Whitestone REIT Class B	1,363	17,337
Wilshire Bancorp Inc. (a)	10,974	32,264
Winthrop Realty Trust	5,254	62,733
Wintrust Financial Corp.	6,796	218,695
World Acceptance Corp. (a)	3,081	202,021
WSFS Financial Corp.	1,221	48,411

		48,350,988

Health Care (12.19%)
Abaxis Inc. (a)	4,373	119,164
Abiomed Inc. (a)	6,174	100,019
Accretive Health Inc. (a)	7,736	222,719
Accuray Inc. (a)	13,194	105,684
Achillion Pharmaceuticals Inc. (a)	7,628	56,752
Acorda Therapeutics Inc. (a)	7,660	247,495
Acura Pharmaceuticals Inc. (a)	2,223	8,603
Aegerion Pharmaceuticals Inc. (a)	1,450	22,838
Affymax Inc. (a)	6,790	46,647
Affymetrix Inc. (a)	13,755	109,077
Air Methods Corp. (a)	2,193	163,905
Akorn Inc. (a)	11,009	77,063
Albany Molecular Research Inc. (a)	4,426	21,289
Align Technology Inc. (a)	11,875	270,750
Alimera Sciences Inc. (a)	2,105	17,156
Alkermes Inc. (a)	18,511	344,305
Alliance HealthCare Services Inc. (a)	5,009	19,034
Allos Therapeutics Inc. (a)	15,127	32,372
Almost Family Inc. (a)	1,584	43,402
Alnylam Pharmaceuticals Inc. (a)	7,227	67,717
Alphatec Holdings Inc. (a)	10,345	36,001
AMAG Pharmaceuticals Inc. (a)	4,149	78,001

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Amedisys Inc. (a)	5,730	$152,590
American Dental Partners Inc. (a)	3,035	39,334
Amicus Therapeutics Inc. (a)	2,840	16,870
AMN Healthcare Services Inc. (a)	7,609	63,307
Ampio Pharmaceuticals Inc. (a)	3,713	28,924
Amsurg Corp. (a)	6,104	159,498
Anacor Pharmaceuticals Inc. (a)	1,959	12,655
Analogic Corp.	2,441	128,372
Angiodynamics Inc. (a)	4,853	69,058
Antares Pharma Inc. (a)	16,773	37,068
Anthera Pharmaceuticals Inc. (a)	3,270	26,716
Ardea Biosciences Inc. (a)	3,244	82,592
Arena Pharmaceuticals Inc. (a)	28,192	38,341
Ariad Pharmaceuticals Inc. (a)	25,570	289,708
ArQule Inc. (a)	10,237	63,981
Array Biopharma Inc. (a)	11,458	25,666
ArthroCare Corp. (a)	5,306	177,592
Assisted Living Concepts Inc. Class A	3,902	65,476
athenahealth Inc. (a)	6,744	277,178
AtriCure Inc. (a)	2,612	33,695
Atrion Corp.	312	61,714
Auxilium Pharmaceuticals Inc. (a)	9,279	181,868
AVANIR Pharmaceuticals Inc. Class A (a)	24,015	80,690
Aveo Pharmaceuticals Inc. (a)	5,125	105,626
AVI BioPharma Inc. (a)	25,970	37,137
Bacterin International Holdings Inc. (a)	3,928	11,156
BG Medicine Inc. (a)	1,228	9,775
BioCryst Pharmaceuticals Inc. (a)	5,847	22,336
BioLase Technology Inc. (a)	5,448	28,003
BioMimetic Therapeutics Inc. (a)	3,701	18,949
Bio-Reference Laboratories Inc. (a)	4,823	100,801
BioSante Pharmaceuticals Inc. (a)	18,088	49,742
BioScrip Inc. (a)	7,821	50,758
BioSpecifics Technologies Corp. (a)	938	21,011
BioTime Inc. (a)	5,081	26,066
Cadence Pharmaceuticals Inc. (a)	7,333	67,464
Caliper Life Sciences Inc. (a)	9,105	73,842
Cambrex Corp. (a)	5,655	26,126
Cantel Medical Corp.	2,547	68,540
Capital Senior Living Corp. (a)	5,450	50,630
CardioNet Inc. (a)	4,879	25,907
Cardiovascular Systems Inc. (a)	2,517	36,648
Cell Therapeutics Inc. (a)	32,264	50,816
Celldex Therapeutics Inc. (a)	8,451	30,001
Centene Corp. (a)	9,690	344,286
Cepheid Inc. (a)	11,967	414,537
Cerus Corp. (a)	9,060	27,180
Chelsea Therapeutics International Ltd. (a)	10,337	52,719
Chemed Corp.	4,126	270,336
Chindex International Inc. (a)	2,284	31,108
Cleveland Biolabs Inc. (a)	4,464	15,222
Codexis Inc. (a)	4,657	44,847
Columbia Laboratories Inc. (a)	13,974	43,180

See accompanying notes to financial statements.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Complete Genomics Inc. (a)	1,894	$28,940
Computer Programs & Systems Inc.	2,138	135,720
Conceptus Inc. (a)	6,116	71,374
Conmed Corp. (a)	5,509	156,896
Continucare Corp. (a)	5,783	35,739
Corcept Therapeutics Inc. (a)	7,787	31,070
Cornerstone Therapeutics Inc. (a)	1,538	13,780
Corvel Corp. (a)	1,233	57,828
Cross Country Healthcare Inc. (a)	5,551	42,188
CryoLife Inc. (a)	5,588	31,293
Cubist Pharmaceuticals Inc. (a)	11,637	418,816
Curis Inc. (a)	14,968	53,585
Cyberonics Inc. (a)	5,483	153,250
Cynosure Inc. Class A (a)	1,916	23,184
Cytori Therapeutics Inc. (a)	9,615	46,056
Delcath Systems Inc. (a)	8,463	43,669
DepoMed Inc. (a)	10,518	86,037
Dexcom Inc. (a)	12,972	187,964
Durect Corp. (a)	16,158	32,801
DUSA Pharmaceuticals Inc. (a)	4,643	28,879
Dyax Corp. (a)	19,506	38,622
Dynavax Technologies Corp. (a)	22,564	62,051
DynaVox Inc. Class A (a)	1,898	14,425
Emergent Biosolutions Inc. (a)	4,680	105,534
Emeritus Corp. (a)	5,879	124,929
Endocyte Inc. (a)	2,720	38,950
Endologix Inc. (a)	9,559	88,899
Ensign Group Inc., The	3,132	95,181
Enzo Biochem Inc. (a)	7,253	30,825
Enzon Pharmaceuticals Inc. (a)	8,116	81,566
ePocrates Inc. (a)	1,189	21,925
eResearch Technology Inc. (a)	9,651	61,477
Exact Sciences Corp. (a)	10,070	86,602
Exactech Inc. (a)	1,596	28,744
ExamWorks Group Inc. (a)	5,206	132,180
Exelixis Inc. (a)	24,831	222,486
Five Star Quality Care Inc. (a)	6,311	36,667
Fluidigm Corp. (a)	1,210	20,292
Furiex Pharmaceuticals Inc. (a)	1,909	33,961
Genomic Health Inc. (a)	3,268	91,210
Gentiva Health Services Inc. (a)	5,886	122,605
Geron Corp. (a)	24,898	99,841
Greatbatch Inc. (a)	4,539	121,736
GTx Inc. (a)	3,349	16,042
Haemonetics Corp. (a)	4,958	319,146
Halozyme Therapeutics Inc. (a)	15,828	109,371
Hanger Orthopedic Group Inc. (a)	6,455	157,954
Hansen Medical Inc. (a)	9,152	31,208
Harvard Bioscience Inc. (a)	4,100	21,853
Healthsouth Corp. (a)	18,458	484,338
Healthspring Inc. (a)	13,056	602,273
HealthStream Inc. (a)	2,899	38,470
Healthways Inc. (a)	6,616	100,431
HeartWare International Inc. (a)	2,322	172,014
Hi-Tech Pharmacal Co. Inc. (a)	2,022	58,496
HMS Holdings Corp. (a)	5,476	420,940

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ICU Medical Inc. (a)	2,338	$102,171
Idenix Pharmaceuticals Inc. (a)	10,509	52,545
Immucor Inc. (a)	11,773	240,405
ImmunoGen Inc. (a)	14,537	177,206
Immunomedics Inc. (a)	12,906	52,527
Impax Laboratories Inc. (a)	12,651	275,665
Incyte Corp. (a)	17,171	325,219
Infinity Pharmaceuticals Inc. (a)	3,594	29,686
Inhibitex Inc. (a)	12,230	47,942
Insmed Inc. (a)	4,721	56,605
Insulet Corp. (a)	8,890	197,091
Integra LifeSciences Holdings Corp. (a)	4,047	193,487
InterMune Inc. (a)	9,494	340,360
Invacare Corp.	5,564	184,669
IPC The Hospitalist Co. (a)	3,184	147,578
IRIS International Inc. (a)	3,443	34,396
Ironwood Pharmaceuticals Inc. (a)	9,698	152,453
Isis Pharmaceuticals Inc. (a)	19,362	177,356
Ista Pharmaceuticals Inc. (a)	4,983	38,095
Jazz Pharmaceuticals Inc. (a)	4,282	142,805
Kendle International Inc. (a)	2,915	43,958
Kensey Nash Corp. (a)	1,616	40,772
Keryx Biopharmaceuticals Inc. (a)	13,320	63,004
Kindred Healthcare Inc. (a)	10,100	216,847
K-V Pharmaceutical Co. Class A (a)	9,958	27,086
Landauer Inc.	1,849	113,880
Lannett Company Inc. (a)	3,038	15,129
Lexicon Pharmaceuticals Inc. (a)	33,679	59,275
LHC Group Inc. (a)	3,124	72,039
Ligand Pharmaceuticals Inc. Class B (a)	3,884	46,414
Luminex Corp. (a)	7,376	154,158
Magellan Health Services Inc. (a)	6,217	340,319
MAKO Surgical Corp. (a)	6,200	184,326
MannKind Corp. (a)	14,915	56,677
MAP Pharmaceuticals Inc. (a)	4,218	67,361
Masimo Corp.	10,193	302,528
Maxygen Inc.	5,931	32,443
MedAssets Inc. (a)	9,217	123,139
Medcath Corp. (a)	3,979	54,075
Medical Action Industries Inc. (a)	3,037	24,752
Medicines Co., The (a)	10,484	173,091
Medicis Pharmaceutical Corp. Class A	11,952	456,208
Medidata Solutions Inc. (a)	4,066	97,055
Medivation Inc. (a)	6,103	130,787
MedQuist Holdings Inc. (a)	6,039	78,024
MEDTOX Scientific Inc.	1,343	23,462
Merge Healthcare Inc. (a)	10,020	52,104
Meridian Bioscience Inc.	7,992	192,687
Merit Medical Systems Inc. (a)	7,075	127,138
Metabolix Inc. (a)	6,538	46,681
Metropolitan Health Networks Inc. (a)	8,066	38,636
Micromet Inc. (a)	17,861	102,522
Molina Healthcare Inc. (a)	5,402	146,502
Momenta Pharmaceuticals Inc. (a)	8,919	173,564
MWI Veterinary Supply Inc. (a)	2,434	196,594

34	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Nabi Biopharmaceuticals (a)	8,440	$45,407
National Healthcare Corp.	1,934	95,868
National Research Corp.	371	13,553
Natus Medical Inc. (a)	5,674	85,961
Nektar Therapeutics (a)	22,107	160,718
Neogen Corp. (a)	4,500	203,445
Neoprobe Corp. (a)	17,041	56,576
NeoStem Inc. (a)	7,119	10,536
Neurocrine Biosciences Inc. (a)	9,666	77,811
Novavax Inc. (a)	18,463	37,295
NPS Pharmaceuticals Inc. (a)	16,625	157,106
NuVasive Inc. (a)	7,703	253,275
NxStage Medical Inc. (a)	8,625	179,572
Nymox Pharmaceutical Corp. (a)	3,641	30,402
Obagi Medical Products Inc. (a)	3,562	33,590
Omnicell Inc. (a)	6,477	100,976
OncoGenex Pharmaceutical Inc. (a)	1,832	31,199
Oncothyreon Inc. (a)	8,006	73,575
Onyx Pharmaceuticals Inc. (a)	12,292	433,908
Opko Health Inc. (a)	21,020	77,564
Optimer Pharmaceuticals Inc. (a)	8,947	106,380
OraSure Technologies Inc. (a)	9,138	77,947
Orexigen Therapeutics Inc. (a)	6,208	9,871
Orthofix International NV (a)	3,509	149,027
Osiris Therapeutics Inc. (a)	3,376	26,130
Owens & Minor Inc.	12,288	423,813
Pacific Biosciences of California Inc. (a)	6,490	75,933
Pacira Pharmaceuticals Inc. (a)	916	10,992
Pain Therapeutics Inc. (a)	7,184	27,802
Palomar Medical Technologies Inc. (a)	3,767	42,492
Par Pharmaceutical Companies Inc. (a)	7,043	232,278
Parexel International Corp. (a)	11,434	269,385
PDL BioPharma Inc.	26,964	158,279
Peregrine Pharmaceuticals Inc. (a)	13,454	25,024
Pernix Therapeutics Holdings Inc. (a)	530	4,510
Pharmacyclics Inc. (a)	8,859	92,488
PharmAthene Inc. (a)	6,712	19,733
PharMerica Corp. (a)	5,725	73,051
Pozen Inc. (a)	5,217	21,911
Progenics Pharmaceuticals Inc. (a)	5,845	41,967
Providence Service Corp. (a)	2,625	33,206
PSS World Medical Inc. (a)	10,770	301,668
Quality Systems Inc.	3,756	327,899
Questcor Pharmaceuticals Inc. (a)	10,327	248,881
Quidel Corp. (a)	5,466	82,810
Radnet Inc. (a)	5,685	25,014
Raptor Pharmaceutical Corp. (a)	6,223	38,520
Rigel Pharmaceuticals Inc. (a)	13,251	121,512
Rockwell Medical Technologies Inc. (a)	3,060	39,290
RTI Biologics Inc. (a)	10,988	29,777
Rural/Metro Corp. (a)	3,547	61,150
Sagent Pharmaceuticals Inc. (a)	1,264	34,103
Salix Pharmaceuticals Ltd. (a)	11,334	451,433
Sangamo BioSciences Inc. (a)	10,082	59,383

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Santarus Inc. (a)	10,670	$35,958
Savient Pharmaceuticals Inc. (a)	13,749	102,980
SciClone Pharmaceuticals Inc. (a)	6,690	40,408
Seattle Genetics Inc. (a)	18,692	383,560
Select Medical Holdings Corp. (a)	8,745	77,568
Sequenom Inc. (a)	19,302	145,730
SIGA Technologies Inc. (a)	6,754	65,784
Skilled Healthcare Group Inc. Class A (a)	3,788	35,834
Solta Medical Inc. (a)	11,987	33,084
SonoSite Inc. (a)	2,687	94,502
Spectranetics Corp. (a)	6,636	41,276
Spectrum Pharmaceuticals Inc. (a)	10,163	94,160
STAAR Surgical Co. (a)	7,077	37,508
Stereotaxis Inc. (a)	8,335	29,256
STERIS Corp.	11,491	401,955
Sucampo Pharmaceuticals Inc. Class A (a)	2,472	10,135
Sun Healthcare Group Inc. (a)	5,010	40,180
Sunesis Pharmaceuticals Inc. (a)	5,387	11,259
Sunrise Senior Living Inc. (a)	11,117	105,945
SuperGen Inc. (a)	11,143	33,206
SurModics Inc. (a)	3,040	33,744
Symmetry Medical Inc. (a)	7,068	63,400
Synergetics USA Inc. (a)	4,035	22,233
Synovis Life Technologies Inc. (a)	2,291	39,909
Synta Pharmaceuticals Corp. (a)	4,417	22,218
Targacept Inc. (a)	5,327	112,240
Team Health Holdings Inc. (a)	5,129	115,454
Theravance Inc. (a)	13,353	296,570
Tornier NV (a)	2,014	54,277
Transcend Services Inc. (a)	1,727	50,757
Transcept Pharmaceuticals Inc. (a)	1,041	11,399
Triple-S Management Corp. Class B (a)	3,847	83,595
Trius Therapeutics Inc. (a)	1,140	9,029
U.S. Physical Therapy Inc.	2,244	55,494
Unilife Corp. (a)	10,896	56,441
Universal American Corp.	6,264	68,591
Uroplasty Inc. (a)	3,894	29,205
Vanda Pharmaceuticals Inc. (a)	5,657	40,391
Vascular Solutions Inc. (a)	3,402	42,185
Vical Inc. (a)	14,045	57,865
ViroPharma Inc. (a)	14,750	272,875
VIVUS Inc. (a)	15,971	130,004
Volcano Corp. (a)	10,103	326,226
WellCare Health Plans Inc. (a)	8,254	424,338
West Pharmaceutical Services Inc.	6,482	283,652
Wright Medical Group Inc. (a)	7,606	114,090
Xenoport Inc. (a)	6,845	48,736
Young Innovations Inc.	1,139	32,484
Zalicus Inc. (a)	14,393	34,255
ZIOPHARM Oncology Inc. (a)	11,555	70,717
Zogenix Inc. (a)	1,983	7,952

See accompanying notes to financial statements.	35

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Zoll Medical Corp. (a)	4,261	$241,429

		30,465,485

Industrials (15.01%)
3D Systems Corp. (a)	8,110	159,848
A.T. Cross Co. Class A (a)	1,674	19,067
A123 Systems Inc. (a)	17,111	91,031
Aaon Inc.	3,655	79,825
AAR Corp.	7,688	208,268
ABM Industries Inc.	10,239	238,978
Acacia Research - Acacia Technologies (a)	8,287	304,050
ACCO Brands Corp. (a)	10,749	84,380
Accuride Corp. (a)	7,761	98,021
Aceto Corp.	5,355	35,932
Active Power Inc. (a)	15,015	36,787
Actuant Corp. Class A	13,317	357,295
Acuity Brands Inc.	8,400	468,552
Advisory Board Co., The (a)	3,090	178,849
Aerovironment Inc. (a)	3,303	116,761
Air Transport Services Group Inc. (a)	10,502	71,939
Aircastle Ltd.	11,162	141,981
Alamo Group Inc.	1,266	30,004
Alaska Air Group Inc. (a)	6,953	476,002
Albany International Corp. Class A	5,373	141,793
Allegiant Travel Co. (a)	2,892	143,154
Altra Holdings Inc. (a)	5,234	125,564
AMERCO (a)	1,685	162,013
Ameresco Inc. Class A (a)	3,338	47,333
American Railcar Industries Inc. (a)	1,941	45,516
American Reprographics Co. (a)	7,297	51,590
American Science & Engineering Inc.	1,760	140,800
American Superconductor Corp. (a)	8,748	79,082
American Woodmark Corp.	1,866	32,319
Ameron International Corp.	1,781	116,976
Ampco-Pittsburgh Corp.	1,640	38,458
AO Smith Corp.	7,355	311,116
APAC Customer Services Inc. (a)	6,086	32,438
Apogee Enterprises Inc.	5,570	71,352
Applied Industrial Technologies Inc.	8,225	292,892
Argan Inc. (a)	1,538	15,595
Arkansas Best Corp.	4,942	117,274
Astec Industries Inc. (a)	3,874	143,261
Astronics Corp. (a)	1,841	56,703
Atlas Air Worldwide Holdings Inc. (a)	5,093	303,084
Avis Budget Group Inc. (a)	20,327	347,388
AZZ Inc.	2,464	112,851
Badger Meter Inc.	2,926	108,233
Baltic Trading Ltd.	3,316	19,034
Barnes Group Inc.	10,521	261,026
Barrett Business Services Inc.	1,437	20,578
Beacon Roofing Supply Inc. (a)	8,918	203,509
Belden Inc.	9,194	320,503
Blount International Inc. (a)	9,508	166,105
Brady Corp.	9,222	295,657
Briggs & Stratton Corp.	9,794	194,509

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Brink’s Co., The	9,064	$270,379
Broadwind Energy Inc. (a)	20,607	29,880
Builders FirstSource Inc. (a)	9,126	19,621
CAI International Inc. (a)	2,314	47,807
Capstone Turbine Corp. (a)	47,501	72,677
Cascade Corp.	1,805	85,864
Casella Waste Systems Inc. Class A (a)	4,988	30,427
CBIZ Inc. (a)	7,490	55,126
CDI Corp.	2,546	33,836
Celadon Group Inc. (a)	3,946	55,086
Cenveo Inc. (a)	10,830	69,312
Ceradyne Inc. (a)	4,835	188,517
Chart Industries Inc. (a)	5,670	306,067
CIRCOR International Inc.	3,342	143,138
Clarcor Inc.	9,781	462,446
Clean Harbors Inc. (a)	4,552	469,994
Coleman Cable Inc. (a)	1,533	22,520
Colfax Corp. (a)	4,818	119,486
Columbus McKinnon Corp. (a)	3,764	67,601
Comfort Systems USA Inc.	7,398	78,493
Commercial Vehicle Group Inc. (a)	5,545	78,684
Consolidated Graphics Inc. (a)	1,760	96,712
Corporate Executive Board Co., The	6,709	292,848
CoStar Group Inc. (a)	4,895	290,176
Courier Corp.	2,073	22,907
Covenant Transport Group Inc. Class A (a)	1,350	10,462
CRA International Inc. (a)	2,132	57,756
Cubic Corp.	3,072	156,641
Curtiss-Wright Corp.	9,009	291,621
Deluxe Corp.	9,971	246,383
DigitalGlobe Inc. (a)	6,810	173,042
Dolan Co., The (a)	5,960	50,481
Dollar Thrifty Automotive Group Inc. (a)	5,613	413,903
Douglas Dynamics Inc.	3,551	56,070
Ducommun Inc.	2,045	42,066
DXP Enterprises Inc. (a)	1,662	42,132
Dycom Industries Inc. (a)	6,858	112,060
Dynamic Materials Corp.	2,626	58,875
Eagle Bulk Shipping Inc. (a)	12,668	31,417
EMCOR Group Inc. (a)	12,962	379,916
Encore Wire Corp.	3,654	88,500
Ener1 Inc. (a)	14,066	15,473
Energy Recovery Inc. (a)	9,016	29,482
EnergySolutions Inc.	15,623	77,178
EnerNOC Inc. (a)	4,492	70,704
EnerSys (a)	9,716	334,425
Ennis Inc.	5,105	88,827
EnPro Industries Inc. (a)	4,015	193,001
ESCO Technologies Inc.	5,176	190,477
Essex Rental Corp. (a)	2,971	19,579
Esterline Technologies Corp. (a)	5,891	450,072
Excel Maritime Carriers Ltd. (a)	8,741	27,097
Exponent Inc. (a)	2,723	118,478
Federal Signal Corp.	12,160	79,770
Flow International Corp. (a)	9,426	33,557

36	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Force Protection Inc. (a)	14,042	$69,719
Forward Air Corp.	5,708	192,873
Franklin Covey Co. (a)	2,407	23,300
Franklin Electric Co. Inc.	4,525	212,449
Freightcar America Inc. (a)	2,342	59,346
FTI Consulting Inc. (a)	8,128	308,376
Fuel Tech Inc. (a)	3,374	22,370
FuelCell Energy Inc. (a)	24,009	31,452
Furmanite Corp. (a)	7,246	57,533
G&K Services Inc. Class A	3,595	121,727
Genco Shipping & Trading Ltd. (a)	5,833	43,869
GenCorp Inc. (a)	11,506	73,869
Generac Holdings Inc. (a)	4,787	92,868
Genesee & Wyoming Inc. Class A (a)	7,675	450,062
Geo Group Inc., The (a)	12,551	289,050
GeoEye Inc. (a)	4,296	160,670
Gibraltar Industries Inc. (a)	5,988	67,784
Global Power Equipment Group Inc. (a)	2,990	79,295
Gorman-Rupp Co., The	2,954	97,305
GP Strategies Corp. (a)	2,999	40,966
Graham Corp.	1,895	38,658
Granite Construction Inc.	7,451	182,773
Great Lakes Dredge & Dock Co.	11,603	64,745
Greenbrier Companies Inc. (a)	3,600	71,136
Griffon Corp. (a)	9,072	91,446
H&E Equipment Services Inc. (a)	5,632	78,792
Hawaiian Holdings Inc. (a)	9,871	56,265
Healthcare Services Group Inc.	12,923	209,999
Heartland Express Inc.	9,813	162,503
Heico Corp.	8,070	441,752
Heidrick & Struggles International Inc.	3,472	78,606
Heritage-Crystal Clean Inc. (a)	853	16,361
Herman Miller Inc.	11,126	302,850
Hexcel Corp. (a)	19,017	416,282
Higher One Holdings Inc. (a)	5,897	111,571
Hill International Inc. (a)	5,140	29,606
HNI Corp.	8,698	218,494
Houston Wire & Cable Co.	3,485	54,192
Hub Group Inc. (a)	7,150	269,269
Hudson Highland Group Inc. (a)	6,513	34,845
Hurco Companies Inc. (a)	1,197	38,555
Huron Consulting Group Inc. (a)	4,326	130,688
ICF International Inc. (a)	3,776	95,835
II-VI Inc. (a)	10,032	256,819
Innerworkings Inc. (a)	5,040	42,034
Insituform Technologies Inc. (a)	7,641	160,232
Insperity Inc.	4,409	130,550
Insteel Industries Inc.	3,551	44,530
Interface Inc.	10,179	197,167
Interline Brands Inc. (a)	6,510	119,589
International Shipholding Corp.	1,107	23,557
Intersections Inc.	1,699	30,922
Jetblue Airways Corp. (a)	47,858	291,934
John Bean Technologies Corp.	5,552	107,265
Kadant Inc. (a)	2,385	75,151
Kaman Corp.	5,113	181,358

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kaydon Corp.	6,337	$236,497
Kelly Services Inc. Class A (a)	5,196	85,734
Keyw Holding Corp., The (a)	3,455	42,807
Kforce Inc. (a)	6,485	84,824
Kimball International Inc. Class B	6,060	38,966
Knight Transportation Inc.	11,879	201,824
Knoll Inc.	9,279	186,230
Korn/Ferry International (a)	9,134	200,857
Kratos Defense & Security Solutions Inc. (a)	4,548	55,304
L.B. Foster Co. Class A	1,864	61,344
Lawson Products Inc.	722	14,202
Layne Christensen Co. (a)	3,786	114,867
Lindsay Corp.	2,445	168,216
LMI Aerospace Inc. (a)	1,803	44,047
LSI Industries Inc.	3,913	31,069
Lydall Inc. (a)	3,442	41,166
M & F Worldwide Corp. (a)	2,019	52,171
Marten Transport Ltd.	3,054	65,966
MasTec Inc. (a)	10,956	216,052
McGrath Rentcorp	4,737	133,015
Meritor Inc. (a)	18,355	294,414
Metalico Inc. (a)	7,772	45,855
Met-Pro Corp.	2,805	31,921
Michael Baker Corp. (a)	1,577	33,306
Middleby Corp. (a)	3,625	340,895
Miller Industries Inc.	2,236	41,791
Mine Safety Appliances Co.	5,268	196,707
Mistras Group Inc. (a)	2,920	47,304
Mobile Mini Inc. (a)	7,164	151,805
Moog Inc. Class A (a)	8,809	383,368
Mueller Industries Inc.	7,331	277,918
Mueller Water Products Inc.	30,338	120,745
Multi-Color Corp.	2,151	53,108
MYR Group Inc. (a)	3,879	90,769
NACCO Industries Inc. Class A	1,122	108,632
National Presto Industries Inc.	942	95,604
Navigant Consulting Inc. (a)	10,006	104,963
NCI Building Systems Inc. (a)	3,795	43,225
NN Inc. (a)	3,190	47,722
Northwest Pipe Co. (a)	1,822	47,481
Odyssey Marine Exploration Inc. (a)	12,839	40,186
Old Dominion Freight Line Inc. (a)	9,172	342,116
Omega Flex Inc. (a)	677	9,498
On Assignment Inc. (a)	7,171	70,491
Orbital Sciences Corp. (a)	11,363	191,467
Orion Marine Group Inc. (a)	5,274	49,628
Pacer International Inc. (a)	6,915	32,639
Park-Ohio Holdings Corp. (a)	1,575	33,296
Patriot Transportation Holding Inc. (a)	1,128	25,233
Pike Electric Corp. (a)	3,168	28,005
PMFG Inc. (a)	3,350	66,498
Powell Industries Inc. (a)	1,739	63,474
PowerSecure International Inc. (a)	3,699	26,707
Preformed Line Products Co.	463	32,956
Primoris Services Corp.	5,089	65,648

See accompanying notes to financial statements.	37

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Quad Graphics, Inc.	4,852	$188,549
Quality Distribution Inc. (a)	2,840	36,977
Quanex Building Products Corp.	7,390	121,122
RailAmerica Inc. (a)	4,182	62,730
Raven Industries Inc.	3,490	194,428
RBC Bearings Inc. (a)	4,253	160,593
Republic Airways Holdings Inc. (a)	9,065	49,495
Resources Connection Inc.	9,062	109,106
Roadrunner Transportation Systems Inc. (a)	1,817	27,400
Robbins & Myers Inc.	7,625	402,981
Rollins Inc.	12,366	252,019
RPX Corp. (a)	1,819	50,987
RSC Holdings Inc. (a)	13,088	156,532
Rush Enterprises Inc. Class A (a)	6,244	118,823
Saia Inc. (a)	3,094	52,443
SatCon Technology Corp. (a)	14,481	34,610
Sauer-Danfoss Inc. (a)	2,233	112,521
Schawk Inc.	2,270	37,591
School Specialty Inc. (a)	3,162	45,501
Seaboard Corp.	59	142,662
SeaCube Container Leasing Ltd.	2,063	35,442
SFN Group Inc. (a)	9,893	89,927
Simpson Manufacturing Co. Inc.	8,039	240,125
SkyWest Inc.	10,216	153,853
Spirit Airlines Inc. (a)	2,970	35,610
Standard Parking Corp. (a)	3,159	50,449
Standex International Corp.	2,435	74,681
Steelcase Inc.	15,309	174,370
Sterling Construction Company Inc. (a)	3,275	45,097
Sun Hydraulics Corp.	2,578	123,228
Swift Transportation Co. (a)	15,291	207,193
Swisher Hygiene Inc. (a)	16,402	92,343
Sykes Enterprises Inc. (a)	8,090	174,178
TAL International Group Inc.	3,859	133,251
Taser International Inc. (a)	11,963	54,432
Team Inc. (a)	3,774	91,067
Tecumseh Products Co. Class A (a)	3,552	36,230
Teledyne Technologies Inc. (a)	7,121	358,614
Tennant Co.	3,749	149,698
Tetra Tech Inc. (a)	12,124	272,790
Textainer Group Holdings Ltd.	2,183	67,105
Thermon Group Holdings Inc. (a)	1,843	22,116
Titan International Inc.	8,151	197,743
Titan Machinery Inc. (a)	2,978	85,707
TMS International Corp. Class A (a)	2,405	31,385
TRC Companies Inc. (a)	3,281	20,506
Tredegar Corp.	4,670	85,694
Trex Co. Inc. (a)	3,037	74,346
TriMas Corp. (a)	4,910	121,522
Triumph Group Inc.	3,640	362,471
TrueBlue Inc. (a)	8,635	125,035
Tutor Perini Corp.	5,995	114,984
Twin Disc Inc.	1,683	65,014
Ultrapetrol Bahamas Ltd. (a)	4,038	19,948
UniFirst Corp.	2,734	153,623

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
United Capital Corp. (a)	386	$11,561
United Rentals Inc. (a)	12,120	307,848
United Stationers Inc.	8,932	316,461
UniTek Global Services Inc. (a)	1,909	15,100
Universal Forest Products Inc.	3,813	91,359
Universal Truckload Services Inc. (a)	1,061	18,175
US Airways Group Inc. (a)	31,464	280,344
US Ecology Inc.	3,615	61,816
USG Corp. (a)	13,790	197,749
Valence Technology Inc. (a)	12,713	15,001
Viad Corp.	3,964	88,358
Vicor Corp.	3,848	62,222
VSE Corp.	733	18,252
Wabash National Corp. (a)	13,290	124,527
Watsco Inc.	5,463	371,429
Watts Water Technologies Inc.	5,806	205,590
WCA Waste Corp. (a)	2,838	16,347
Werner Enterprises Inc.	8,439	211,397
Woodward Inc.	11,917	415,427
Xerium Technologies Inc. (a)	2,109	39,122
Zipcar Inc. (a)	1,943	39,652

		37,530,656

Information Technology (17.95%)
Accelrys Inc. (a)	10,877	77,335
ACI Worldwide Inc. (a)	6,503	219,606
Active Network Inc., The (a)	2,341	41,202
Actuate Corp. (a)	7,184	42,026
Acxiom Corp. (a)	15,677	205,525
Adtran Inc.	12,527	484,920
Advanced Analogic Technologies Inc. (a)	8,421	50,989
Advanced Energy Industries Inc. (a)	8,379	123,925
Advent Software Inc. (a)	6,354	178,992
Aeroflex Holding Corp. (a)	3,783	68,661
Agilysys Inc. (a)	3,531	29,449
Alpha & Omega Semiconductor Ltd. (a)	2,704	35,828
American Software Inc. Class A	4,424	36,763
Amkor Technology Inc. (a)	20,566	126,892
Amtech Systems Inc. (a)	1,825	37,668
ANADIGICS Inc. (a)	12,980	41,666
Anaren Inc. (a)	2,988	63,495
Ancestry.com Inc. (a)	6,134	253,886
Anixter International Inc.	5,615	366,884
Applied Micro Circuits Corp. (a)	12,393	109,802
Arris Group Inc. (a)	24,056	279,290
Aruba Networks Inc. (a)	16,547	488,964
Aspen Technology Inc. (a)	16,370	281,237
ATMI Inc. (a)	6,120	125,032
Aviat Networks Inc. (a)	11,945	47,063
Avid Technology Inc. (a)	5,781	108,914
Axcelis Technologies Inc. (a)	21,118	34,634
AXT Inc. (a)	6,254	53,034
Bel Fuse Inc.	2,082	45,159
Benchmark Electronics Inc. (a)	11,800	194,700

38	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
BigBand Networks Inc. (a)	8,958	$19,439
Black Box Corp.	3,466	108,382
Blackbaud Inc.	8,665	240,194
Blackboard Inc. (a)	6,824	296,093
Blue Coat Systems Inc. (a)	8,427	184,214
Bottomline Technologies Inc. (a)	6,585	162,715
Brightpoint Inc. (a)	13,345	108,228
BroadSoft Inc. (a)	4,366	166,476
Brooks Automation Inc. (a)	12,909	140,192
Cabot Microelectronics Corp. (a)	4,565	212,136
CACI International Inc. Class A (a)	5,844	368,640
Calix Inc. (a)	7,251	150,966
Callidus Software Inc. (a)	5,668	33,158
Cardtronics Inc. (a)	8,307	194,799
Cass Information Systems Inc.	1,659	62,644
Cavium Inc. (a)	9,390	409,310
CEVA Inc. (a)	4,484	136,583
Checkpoint Systems Inc. (a)	7,862	140,573
Ciber Inc. (a)	12,482	69,275
Cirrus Logic Inc. (a)	12,884	204,856
Cognex Corp.	8,026	284,361
Coherent Inc. (a)	4,866	268,944
Cohu Inc.	4,700	61,617
Communications Systems Inc.	1,167	20,924
Commvault Systems Inc. (a)	8,575	381,159
Computer Task Group Inc. (a)	2,999	39,497
comScore Inc. (a)	6,159	159,518
Comtech Telecommunications Corp.	5,195	145,668
Concur Technologies Inc. (a)	8,653	433,256
Constant Contact Inc. (a)	5,721	145,199
Convergys Corp. (a)	20,274	276,537
Convio Inc. (a)	2,274	24,582
Cornerstone OnDemand Inc. (a)	2,156	38,053
Cray Inc. (a)	7,132	45,645
CSG Systems International Inc. (a)	6,773	125,165
CTS Corp.	6,800	65,756
Cymer Inc. (a)	5,928	293,495
Daktronics Inc.	6,889	74,332
DDi Corp.	2,851	27,199
DealerTrack Holdings Inc. (a)	7,955	182,567
Deltek Inc. (a)	4,158	31,143
Demand Media Inc. (a)	1,504	20,379
DemandTec Inc. (a)	6,177	56,211
DG FastChannel Inc. (a)	5,307	170,089
Dialogic Inc. (a)	2,755	12,398
Dice Holdings Inc. (a)	9,340	126,277
Digi International Inc. (a)	4,900	63,700
Digimarc Corp. (a)	1,246	43,647
Digital River Inc. (a)	7,711	247,986
Diodes Inc. (a)	6,833	178,341
Dot Hill Systems Corp. (a)	10,438	29,644
DSP Group Inc. (a)	4,634	40,316
DTS Inc. (a)	3,391	137,505
Dynamics Research Corp. (a)	1,582	21,578
EarthLink Inc.	21,596	166,181
Ebix Inc. (a)	5,887	112,147

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Echelon Corp. (a)	6,799	$61,803
Echo Global Logistics Inc. (a)	2,147	38,109
Electro Rent Corp.	3,562	60,981
Electro Scientific Industries Inc. (a)	4,439	85,673
Electronics for Imaging Inc. (a)	9,032	155,531
Ellie Mae Inc. (a)	1,472	8,449
eMagin Corp. (a)	3,260	19,788
EMCORE Corp. (a)	16,797	46,024
EMS Technologies Inc. (a)	2,989	98,547
Emulex Corp. (a)	16,912	145,443
Entegris Inc. (a)	26,048	263,606
Entropic Communications Inc. (a)	16,565	147,263
Envestnet Inc. (a)	3,634	53,965
EPIQ Systems Inc.	6,170	87,737
ePlus Inc. (a)	742	19,618
Euronet Worldwide Inc. (a)	9,915	152,790
Exar Corp. (a)	7,349	46,519
Exlservice Holdings Inc. (a)	3,126	72,211
Extreme Networks Inc. (a)	17,814	57,717
Fabrinet (a)	3,903	94,765
Fair Isaac Corp.	7,746	233,929
FalconStor Software Inc. (a)	5,940	26,611
FARO Technologies Inc. (a)	3,180	139,284
FEI Co. (a)	7,527	287,456
Finisar Corp. (a)	17,402	313,758
Formfactor Inc. (a)	9,901	89,703
Forrester Research Inc.	2,882	94,991
FriendFinder Networks Inc. (a)	930	3,776
FSI International Inc. (a)	7,403	20,284
Gerber Scientific Inc. (a)	4,900	54,537
Global Cash Access Holdings Inc. (a)	10,313	32,795
Globecomm Systems Inc. (a)	4,418	68,744
Glu Mobile Inc. (a)	8,096	42,666
GSI Group Inc. (a)	4,913	59,202
GSI Technology Inc. (a)	3,956	28,483
GT Solar International Inc. (a)	24,371	394,810
Guidance Software Inc. (a)	2,637	21,492
Hackett Group Inc., The (a)	6,225	31,685
Harmonic Inc. (a)	22,171	160,296
Heartland Payment Systems Inc.	7,534	155,200
Hittite Microwave Corp. (a)	6,057	374,989
Hypercom Corp. (a)	10,657	104,758
Identive Group Inc. (a)	7,367	17,091
iGate Corp.	5,961	97,284
Imation Corp. (a)	5,881	55,517
Immersion Corp. (a)	5,670	48,365
Infinera Corp. (a)	20,185	139,478
InfoSpace Inc. (a)	7,304	66,612
Inphi Corp. (a)	3,925	68,295
Insight Enterprises Inc. (a)	9,065	160,541
Integral Systems Inc. (a)	3,130	38,092
Integrated Device Technology Inc. (a)	28,808	226,431
Integrated Silicon Solution Inc. (a)	5,266	50,922
Interactive Intelligence Inc. (a)	2,755	96,563
InterDigital Inc.	8,791	359,112
Intermec Inc. (a)	11,413	126,000

See accompanying notes to financial statements.	39

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Internap Network Services Corp. (a)	10,230	$75,190
Intevac Inc. (a)	4,476	45,700
Intralinks Holdings Inc. (a)	6,194	107,032
Ixia (a)	7,437	95,194
IXYS Corp. (a)	4,728	70,825
j2 Global Communications Inc. (a)	8,947	252,574
Jack Henry & Associates Inc.	16,754	502,788
JDA Software Group Inc. (a)	8,226	254,101
KEMET Corp. (a)	8,508	121,579
Kenexa Corp. (a)	5,108	122,490
Keynote Systems Inc.	2,677	57,904
KIT Digital Inc. (a)	6,845	81,729
Kopin Corp. (a)	12,693	59,784
Kulicke & Soffa Industries Inc. (a)	13,847	154,256
KVH Industries Inc. (a)	3,039	32,305
L-1 Identity Solutions Inc. (a)	14,490	170,258
Lattice Semiconductor Corp. (a)	22,782	148,539
Lawson Software Inc. (a)	31,821	357,032
LeCroy Corp. (a)	3,083	37,119
Limelight Networks Inc. (a)	13,111	59,786
Lionbridge Technologies Inc. (a)	12,150	38,637
Liquidity Services Inc. (a)	3,620	85,468
Littelfuse Inc.	4,401	258,427
LivePerson Inc. (a)	10,192	144,115
LogMeIn Inc. (a)	3,943	152,082
LoopNet Inc. (a)	3,267	60,047
Loral Space & Communications Inc. (a)	2,126	147,693
LTX-Credence Corp. (a)	9,569	85,547
Magma Design Automation Inc. (a)	12,918	103,215
Manhattan Associates Inc. (a)	4,244	146,163
ManTech International Corp.	4,499	199,846
Marchex Inc. Class B	4,060	36,053
MAXIMUS Inc.	3,370	278,800
MaxLinear Inc. Class A (a)	2,994	25,928
Maxwell Technologies Inc. (a)	5,392	87,296
Measurement Specialties Inc. (a)	2,906	103,744
Mediamind Techologies Inc. (a)	1,510	33,129
Mentor Graphics Corp. (a)	18,722	239,829
Mercury Computer Systems Inc. (a)	5,821	108,736
Meru Networks Inc. (a)	2,048	24,596
Methode Electronics Inc.	7,239	84,045
Micrel Inc.	9,860	104,319
Microsemi Corp. (a)	16,724	342,842
MicroStrategy Inc. (a)	1,553	252,642
Microvision Inc. (a)	20,263	24,721
Mindspeed Technologies Inc. (a)	6,577	52,616
MIPS Technologies Inc. (a)	10,168	70,261
MKS Instruments Inc.	10,114	267,212
ModusLink Global Solutions Inc.	8,802	39,433
MoneyGram International Inc. (a)	16,286	54,070
Monolithic Power Systems Inc. (a)	5,861	90,377
Monotype Imaging Holdings Inc. (a)	6,882	97,243
MoSys Inc. (a)	6,131	35,253
Motricity Inc. (a)	7,131	55,123
Move Inc. (a)	30,830	67,518
MTS Systems Corp.	3,048	127,498

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Multi-Fineline Electronix Inc. (a)	1,776	$38,379
Nanometrics Inc. (a)	3,881	73,700
NCI Inc. (a)	1,335	30,331
NeoPhotonics Corp. (a)	1,586	10,975
Ness Technologies Inc. (a)	6,335	47,956
Netgear Inc. (a)	7,094	310,150
Netlogic Microsystems Inc. (a)	13,240	535,161
NetScout Systems Inc. (a)	7,212	150,659
NetSuite Inc. (a)	5,271	206,623
Newport Corp. (a)	7,234	131,442
NIC Inc.	12,336	166,043
Novatel Wireless Inc. (a)	6,249	34,245
NumereX Corp. Class A (a)	1,621	15,772
NVE Corp. (a)	926	54,125
Oclaro Inc. (a)	9,802	65,869
OCZ Technology Group Inc. (a)	9,935	79,480
Omnivision Technologies Inc. (a)	11,237	391,160
OpenTable Inc. (a)	4,568	379,692
Openwave Systems Inc. (a)	16,803	38,479
Oplink Communications Inc. (a)	4,003	74,576
OPNET Technologies Inc.	2,780	113,813
OpNext Inc. (a)	8,601	19,610
Orbcomm Inc. (a)	6,198	19,400
OSI Systems Inc. (a)	3,667	157,681
Parametric Technology Corp. (a)	23,080	529,224
Park Electrochemical Corp.	4,043	113,002
PC Connection Inc. (a)	1,806	14,954
PDF Solutions Inc. (a)	4,539	27,052
Pegasystems Inc.	3,238	150,729
Perficient Inc. (a)	4,602	47,217
Pericom Semiconductor Corp. (a)	4,946	44,217
Photronics Inc. (a)	10,625	89,994
Plantronics Inc.	9,340	341,190
Plexus Corp. (a)	7,304	254,252
PLX Technology Inc. (a)	8,555	29,686
Power Integrations Inc.	5,568	213,978
Power-One Inc. (a)	13,273	107,511
Powerwave Technologies Inc. (a)	33,100	97,645
PRGX Global Inc. (a)	3,597	25,719
Procera Networks Inc. (a)	2,168	23,263
Progress Software Corp. (a)	13,054	314,993
PROS Holdings Inc. (a)	4,154	72,653
Pulse Electronics Corp.	8,119	35,886
QAD Inc. Class A (a)	1,075	10,986
QAD Inc. Class B (a)	268	2,492
QLIK Technologies Inc. (a)	13,630	464,238
Quantum Corp. (a)	43,839	144,669
Quepasa Corp. (a)	1,324	9,599
Quest Software Inc. (a)	11,821	268,691
QuinStreet Inc. (a)	5,303	68,833
Radiant Systems Inc. (a)	7,764	162,268
Radisys Corp. (a)	3,977	28,992
Rambus Inc. (a)	18,989	278,759
RealD Inc. (a)	7,532	176,173
RealNetworks Inc. (a)	16,393	55,736
RealPage Inc. (a)	5,851	154,876

40	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Renaissance Learning Inc.	2,673	$33,519
Responsys Inc. (a)	1,803	31,967
RF Micro Devices Inc. (a)	53,612	328,105
Richardson Electronics Ltd.	2,916	39,628
RightNow Technologies Inc. (a)	4,774	154,678
Rimage Corp.	1,837	24,671
Rofin-Sinar Technologies Inc. (a)	5,525	188,679
Rogers Corp. (a)	3,094	142,943
Rosetta Stone Inc. (a)	2,132	34,410
Rubicon Technology Inc. (a)	3,392	57,189
Rudolph Technologies Inc. (a)	6,177	66,156
S1 Corp. (a)	10,529	78,757
Saba Software Inc. (a)	5,541	50,035
Sanmina-SCI Corp. (a)	15,547	160,601
Sapient Corp. (a)	21,150	317,884
SAVVIS Inc. (a)	8,734	345,255
ScanSource Inc. (a)	5,240	196,395
SciQuest Inc. (a)	2,333	39,871
SeaChange International Inc. (a)	5,226	56,336
Semtech Corp. (a)	12,665	346,261
ServiceSource International Inc. (a)	1,914	42,529
ShoreTel Inc. (a)	9,152	93,350
Sigma Designs Inc. (a)	6,098	46,589
Silicon Graphics International Corp. (a)	6,040	103,888
Silicon Image Inc. (a)	15,377	99,335
Smart Modular Technologies (WWH) Inc. (a)	12,569	115,132
Smith Micro Software Inc. (a)	6,908	29,083
SolarWinds Inc. (a)	11,038	288,533
Sonus Networks Inc. (a)	40,924	132,594
Sourcefire Inc. (a)	5,526	164,233
Spansion Inc. Class A (a)	9,669	186,322
SPS Commerce Inc. (a)	1,581	28,126
SRA International Inc. (a)	8,810	272,405
SRS Labs Inc. (a)	2,206	21,156
SS&C Technologies Holdings Inc. (a)	4,816	95,694
Stamps.com Inc.	2,115	28,214
Standard Microsystems Corp. (a)	4,464	120,483
STEC Inc. (a)	7,998	136,046
Stratasys Inc. (a)	4,117	138,743
Stream Global Services Inc. (a)	1,372	4,528
SuccessFactors Inc. (a)	15,318	450,349
Super Micro Computer Inc. (a)	5,179	83,330
Supertex Inc. (a)	2,107	47,197
Support.com Inc. (a)	9,165	43,992
Sycamore Networks Inc.	3,916	87,092
Symmetricom Inc. (a)	8,655	50,459
Synaptics Inc. (a)	6,669	171,660
Synchronoss Technologies Inc. (a)	5,117	162,362
SYNNEX Corp. (a)	4,831	153,143
Syntel Inc.	2,975	175,882
Take-Two Interactive Software Inc. (a)	14,240	217,587
Taleo Corp. (a)	7,966	294,981
TechTarget (a)	3,046	23,058
Tekelec (a)	12,030	109,834
TeleCommunication Systems Inc. Class A (a)	9,214	44,504

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TeleNav Inc. (a)	3,153	$55,903
TeleTech Holdings Inc. (a)	4,948	104,304
Tessera Technologies Inc. (a)	9,956	170,646
THQ Inc. (a)	13,313	48,193
TiVo Inc. (a)	23,043	237,112
TNS Inc. (a)	4,981	82,685
Travelzoo Inc. (a)	1,090	70,458
TriQuint Semiconductor Inc. (a)	31,801	324,052
TTM Technologies Inc. (a)	10,134	162,347
Tyler Technologies Inc. (a)	6,192	165,822
Ultimate Software Group Inc. (a)	5,024	273,456
Ultra Clean Holdings Inc. (a)	4,391	39,870
Ultratech Inc. (a)	4,897	148,771
Unisys Corp. (a)	8,362	214,903
United Online Inc.	17,407	104,964
Universal Display Corp. (a)	7,456	261,631
ValueClick Inc. (a)	15,302	254,013
VASCO Data Security International Inc. (a)	5,288	65,836
Veeco Instruments Inc. (a)	7,904	382,633
Verint Systems Inc. (a)	4,080	151,123
ViaSat Inc. (a)	7,019	303,712
Viasystems Group Inc. (a)	591	13,292
Virnetx Holding Corp. (a)	7,895	228,481
Virtusa Corp. (a)	2,903	55,012
Vishay Precision Group Inc. (a)	2,310	38,993
Vocus Inc. (a)	3,412	104,441
Volterra Semiconductor Corp. (a)	4,796	118,269
Wave Systems Corp. Class A (a)	16,324	46,034
Web.com Group Inc. (a)	5,581	68,758
Websense Inc. (a)	7,771	201,813
Westell Technologies Inc. Class A (a)	9,947	35,511
Wright Express Corp. (a)	7,498	390,421
XO Group Inc. (a)	6,101	60,705
X-Rite Inc. (a)	5,388	26,778
Xyratex Ltd. (a)	5,950	61,047
Zix Corp. (a)	12,803	49,164
Zoran Corp. (a)	9,750	81,900
Zygo Corp. (a)	3,176	41,988

		44,856,022

Materials (4.80%)
A. Schulman Inc.	6,009	151,367
AEP Industries Inc. (a)	896	26,154
AM Castle & Co. (a)	3,296	54,747
AMCOL International Corp.	4,726	180,344
American Vanguard Corp.	4,293	55,680
Arch Chemicals Inc.	4,419	152,190
Balchem Corp.	5,618	245,956
Boise Inc.	20,157	157,023
Buckeye Technologies Inc.	7,746	208,987
Calgon Carbon Corp. (a)	10,999	186,983
Century Aluminum Co. (a)	10,034	157,032
Chase Corp.	1,029	17,246
Chemtura Corp. (a)	18,596	338,447
Clearwater Paper Corp. (a)	2,238	152,811

See accompanying notes to financial statements.	41

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Coeur d’Alene Mines Corp. (a)	17,354	$421,008
Deltic Timber Corp.	2,108	113,179
Eagle Materials Inc.	8,559	238,539
Ferro Corp. (a)	16,810	225,926
Flotek Industries Inc. (a)	9,637	82,107
FutureFuel Corp.	3,620	43,838
General Moly Inc. (a)	13,217	58,948
Georgia Gulf Corp. (a)	6,599	159,300
Globe Specialty Metals Inc.	12,182	273,120
Gold Resource Corp.	5,485	136,741
Golden Minerals Co. (a)	2,366	42,067
Golden Star Resources Ltd. (a)	50,166	110,365
Graham Packaging Co Inc. (a)	4,664	117,626
Graphic Packaging Holding Co. (a)	30,746	167,258
Handy & Harman Ltd. (a)	1,024	15,759
Hawkins Inc.	1,715	62,117
Haynes International Inc.	2,373	146,960
HB Fuller Co.	9,549	233,187
Headwaters Inc. (a)	11,592	36,283
Hecla Mining Co. (a)	54,304	417,598
Horsehead Holding Corp. (a)	8,497	113,180
Innophos Holdings Inc.	4,207	205,302
Innospec Inc. (a)	4,563	153,362
Jaguar Mining Inc. (a)	16,441	78,588
Kaiser Aluminum Corp.	3,121	170,469
Kapstone Paper and Packaging Corp. (a)	7,554	125,170
KMG Chemicals Inc.	1,352	22,768
Koppers Holdings Inc.	4,010	152,099
Kraton Performance Polymers Inc. (a)	6,162	241,366
Landec Corp. (a)	5,344	35,270
Louisiana-Pacific Corp. (a)	25,477	207,383
LSB Industries Inc. (a)	3,555	152,581
Materion Corp. (a)	3,968	146,697
Metals USA Holdings Corp. (a)	2,319	34,553
Midway Gold Corp. (a)	15,274	29,937
Minerals Technologies Inc.	3,550	235,330
Myers Industries Inc.	6,244	64,188
Neenah Paper Inc.	2,924	62,223
NewMarket Corp.	1,750	298,742
NL Industries Inc.	1,349	24,768
Noranda Aluminum Holding Corp. (a)	4,305	65,178
Olin Corp.	15,472	350,596
Olympic Steel Inc.	1,796	49,444
OM Group Inc. (a)	6,014	244,409
Omnova Solutions Inc. (a)	8,892	61,888
P. H. Glatfelter Co.	9,011	138,589
Paramount Gold and Silver Corp. (a)	22,629	73,771
PolyOne Corp.	18,133	280,518
Quaker Chemical Corp.	2,463	105,934
Revett Minerals Inc. (a)	4,529	20,426
RTI International Metals Inc. (a)	5,865	225,040
Schweitzer-Mauduit International Inc.	3,413	191,640
Senomyx Inc. (a)	7,805	40,118
Sensient Technologies Corp.	9,720	360,320

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Spartech Corp. (a)	5,994	$36,503
Stepan Co.	1,553	110,108
Stillwater Mining Co. (a)	19,956	439,232
STR Holdings Inc. (a)	5,835	87,058
Texas Industries Inc.	4,400	183,172
Thompson Creek Metals Company Inc. (a)	29,675	296,156
TPC Group Inc. (a)	2,543	99,736
U.S. Energy Corp. (a)	4,887	20,867
United States Lime & Minerals Inc. (a)	520	21,325
Universal Stainless & Alloy Products Inc. (a)	1,378	64,435
US Gold Corp. (a)	20,468	123,422
Verso Paper Corp. (a)	2,842	7,617
Vista Gold Corp. (a)	13,561	38,378
Wausau Paper Corp.	9,549	64,360
Worthington Industries Inc.	11,102	256,456
Zagg Inc. (a)	3,856	51,670
Zep Inc.	4,244	80,212
Zoltek Companies Inc. (a)	5,437	57,252

		11,986,699

Telecommunication Services (1.05%)
8x8 Inc. (a)	11,901	58,196
AboveNet Inc.	4,501	317,140
Alaska Communications Systems Group Inc.	8,891	78,863
Atlantic Tele-Network Inc.	1,839	70,544
Boingo Wireless Inc. (a)	1,081	9,815
Cbeyond Inc. (a)	5,480	72,500
Cincinnati Bell Inc. (a)	38,931	129,251
Cogent Communications Group Inc. (a)	8,971	152,597
Consolidated Communications Holdings Inc.	5,024	97,667
FairPoint Communications Inc. (a)	4,099	37,752
General Communication Inc. Class A (a)	8,048	97,139
Global Crossing Ltd. (a)	5,947	228,246
Globalstar Inc. (a)	19,295	23,733
HickoryTech Corp.	2,352	27,942
ICO Global Communications Holdings Ltd. New (a)	28,844	79,898
IDT Corp. Class B	2,721	73,521
inContact Inc. (a)	5,723	27,184
Iridium Communications Inc. (a)	8,382	72,504
Leap Wireless International Inc. (a)	11,829	191,985
Neutral Tandem Inc. (a)	6,640	115,669
NTELOS Holdings Corp.	5,838	119,212
PAETEC Holding Corp. (a)	24,451	117,120
Premiere Global Services Inc. (a)	10,210	81,476
Shenandoah Telecommunications Co.	4,724	80,402
SureWest Communications	2,587	43,255
Towerstream Corp. (a)	6,394	31,906
USA Mobility Inc.	4,259	64,992

42	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Vonage Holdings Corp. (a)	26,858	$118,445

		2,618,954

Utilities (3.14%)
Allete Inc.	6,201	254,489
American States Water Co.	3,672	127,272
Artesian Resources Corp. Class A	1,186	21,372
Atlantic Power Corp.	13,197	200,858
Avista Corp.	11,051	283,900
Black Hills Corp.	7,657	230,399
Cadiz Inc. (a)	2,353	25,554
California Water Service Group	8,004	149,755
Central Vermont Public Service Corp.	2,578	93,195
CH Energy Group Inc.	3,049	162,390
Chesapeake Utilities Corp.	1,882	75,336
Cleco Corp.	11,833	412,380
Connecticut Water Service Inc.	1,758	44,970
Consolidated Water Co. Ltd.	3,081	28,622
Dynegy Inc. (a)	20,051	124,116
El Paso Electric Co.	8,189	264,505
Empire District Electric Co., The	8,131	156,603
Idacorp Inc.	9,536	376,672
Laclede Group Inc., The	4,413	166,944
MGE Energy Inc.	4,522	183,277
Middlesex Water Co.	2,909	54,049
New Jersey Resources Corp.	8,046	358,932
Nicor Inc.	8,843	484,066
Northwest Natural Gas Co.	5,188	234,134
NorthWestern Corp.	7,057	233,657
Ormat Technologies Inc.	3,400	74,834
Otter Tail Corp.	7,052	148,797
Pennichuck Corp.	732	21,045
Piedmont Natural Gas Company Inc.	13,962	422,490
PNM Resources Inc.	16,834	281,801
Portland General Electric Co.	14,628	369,796
SJW Corp.	2,662	64,527
South Jersey Industries Inc.	5,827	316,464
Southwest Gas Corp.	8,823	340,656
UIL Holdings Corp.	9,847	318,550
Unisource Energy Corp.	7,098	264,968
Unitil Corp.	2,208	58,070
WGL Holdings Inc.	9,867	379,781
York Water Co.	2,664	44,090

		7,853,316

Total Common Stocks
(cost $217,603,257)		241,320,878

	Shares	Value
Registered Investment Companies (0.76%)
Financials (0.76%)
Apollo Investment Corp.	38,216	$390,185
Arlington Asset Investment Corp. Class A	1,286	40,368
BlackRock Kelso Capital Corp.	13,444	120,593
Capital Southwest Corp.	566	52,225
Fifth Street Finance Corp.	12,932	150,011
Gladstone Capital Corp.	4,293	39,667
Gladstone Investment Corp.	4,492	32,073
Golub Capital BDC LLC Inc.	1,902	28,397
Harris & Harris Group Inc. (a)	6,221	31,914
Hercules Technology Growth Capital Inc.	8,419	88,568
Kohlberg Capital Corp.	3,502	27,841
Main Street Capital Corp.	3,862	73,185
MCG Capital Corp.	15,155	92,142
Medallion Financial Corp.	3,038	29,620
MVC Capital Inc.	4,794	63,425
NGP Capital Resources Co.	4,191	34,366
PennantPark Investment Corp.	8,786	98,491
Prospect Capital Corp.	18,877	190,846
Solar Capital Ltd.	6,969	172,065
THL Credit Inc.	1,806	23,478
TICC Capital Corp.	6,201	59,530
Triangle Capital Corp.	3,615	66,733

		1,905,723

Total Registered Investment Companies
(cost $2,331,986)		1,905,723

See accompanying notes to financial statements.	43

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (2.30%)
U.S. Treasury Bill (d)
0.041%, 09/08/2011	$5,756,000	$5,755,833

Total Short-term Investments
(cost $5,755,638)		5,755,833

TOTAL INVESTMENTS (99.61%)
(cost $225,690,881)		248,982,434

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.39%)		978,022

NET ASSETS (100.00%)		$249,960,456

	Shares	Value
Securities Sold Short
People’s United Financial Inc. (c)	6,564	$87,074

Total Securities Sold Short
(proceeds $87,074)		87,074

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	On January 20, 2011, People’s United Financial Inc. announced an acquisition of Danvers Bancorp Inc. effective on July 1, 2011. In anticipation of this transaction, and because People’s United Financial Inc. is not included in the Russell 2000 Index, the Fund initiated a transaction to sell People’s United Financial Inc. on June 30, 2011, with a settlement date of July 7, 2011.

(d)	At June 30, 2011, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

44	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (a) (98.37%)
Australia (8.57%)
AGL Energy Ltd.	11,378	$179,096
Alumina Ltd.	60,921	139,526
Amcor Ltd.	30,806	238,715
AMP Ltd.	70,184	369,091
Asciano Ltd.	71,900	127,118
ASX Ltd.	4,376	143,372
Australia & New Zealand Banking Group Ltd.	64,238	1,522,750
Bendigo and Adelaide Bank Ltd.	9,012	85,939
BGP Holdings PLC (b) (c)	253,848	0
BHP Billiton Ltd.	79,824	3,772,554
BlueScope Steel Ltd.	45,968	59,822
Boral Ltd.	18,123	85,923
Brambles Ltd.	35,863	278,840
Caltex Australia Ltd.	3,404	43,191
CFS Retail Property Trust	46,988	91,594
Coca-Cola Amatil Ltd.	14,269	175,079
Cochlear Ltd.	1,394	107,892
Commonwealth Bank of Australia	38,461	2,166,132
Computershare Ltd.	11,101	106,037
Crown Ltd.	11,139	107,077
CSL Ltd.	13,470	478,805
Dexus Property Group	121,998	115,581
Echo Entertainment Group Ltd. (b)	17,309	76,301
Fairfax Media Ltd.	53,524	56,502
Fortescue Metals Group Ltd.	30,589	209,886
Foster’s Group Ltd.	48,668	269,372
Goodman Group	164,381	124,618
GPT Group	44,139	150,040
Harvey Norman Holdings Ltd.	13,901	37,222
Iluka Resources Ltd.	10,050	181,797
Incitec Pivot Ltd.	40,008	166,622
Insurance Australia Group Ltd.	52,864	193,269
James Hardie Industries SE CDI (b)	10,517	66,631
Leighton Holdings Ltd.	3,854	86,938
Lend Lease Corp. Ltd.	13,545	130,809
Lynas Corporation Ltd. (b) (c)	39,615	84,128
Macarthur Coal Ltd.	4,424	52,190
Macquarie Group Ltd.	8,665	292,318
MAP Group	9,385	33,702
Metcash Ltd.	19,717	87,993
Mirvac Group	86,117	115,827
National Australia Bank Ltd.	53,684	1,484,225
Newcrest Mining Ltd.	19,068	772,630
Onesteel Ltd.	33,571	67,041
Orica Ltd.	9,114	264,228
Origin Energy Ltd.	26,281	446,849
OZ Minerals Ltd.	7,869	111,975
Paladin Energy Ltd. (b)	17,207	46,904
Qantas Airways Ltd. (b)	27,618	54,795
QBE Insurance Group Ltd.	25,888	480,482
QR National Ltd. (b)	43,061	156,707
Ramsay Health Care Ltd.	3,312	64,705
Rio Tinto Ltd.	10,819	968,395
Santos Ltd.	21,402	312,054
Sims Metal Management Ltd.	3,988	75,826

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	9,500	$131,466
SP Ausnet	38,979	39,535
Stockland	60,079	220,368
Suncorp Group Ltd.	32,305	282,374
Tabcorp Holding Ltd.	17,309	61,232
Tatts Group Ltd.	30,108	77,735
Telstra Corp. Ltd.	109,797	341,182
Toll Holdings Ltd.	16,834	87,819
Transurban Group	32,703	183,696
Wesfarmers Ltd.	25,103	860,326
Wesfarmers Ltd. PPS	3,889	134,863
Westfield Group	54,969	512,341
Westfield Retail Trust	72,191	210,433
Westpac Banking Corp.	74,660	1,791,226
Woodside Petroleum Ltd.	15,546	685,844
Woolworths Ltd.	30,135	899,129
WorleyParsons Ltd.	4,831	147,090

		24,783,774

Austria (0.33%)
Erste Group Bank AG	4,648	243,430
Immoeast Interim Shares (b) (c)	11,178	0
Immofinanz AG (b)	24,135	102,905
Immofinanz AG Interim Shares (b) (c)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,708	74,362
OMV AG	3,817	166,751
Raiffeisen Bank International AG	1,232	63,461
Telekom Austria AG	8,376	106,779
Vienna Insurance Group AG Wiener Versicherung Gruppe	960	52,736
VoestAlpine AG	2,771	152,834

		963,258

Belgium (0.94%)
Ageas	54,576	147,826
Anheuser-Busch InBev NV	19,839	1,151,403
Bekaert NV	980	74,623
Belgacom SA	3,718	132,482
Colruyt SA	1,901	95,165
Delhaize Group	2,557	191,866
Dexia SA (b)	14,588	45,425
Groupe Bruxelles Lambert SA	2,042	181,404
KBC GROEP NV	3,936	154,445
Mobistar SA	634	48,093
Solvay SA	1,470	226,961
UCB SA	2,537	114,000
Umicore SA	2,922	159,373

		2,723,066

Denmark (1.04%)
A P Moller-Maersk A/S Class A	14	115,970
A P Moller-Maersk A/S Class B	33	284,889
Carlsberg A/S Class B	2,633	286,689

See accompanying notes to financial statements.	45

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Coloplast A/S Class B	574	$87,288
Danske Bank A/S (b)	15,925	294,738
DSV A/S	4,999	119,999
Novo Nordisk A/S Class B	10,418	1,305,159
Novozymes A/S B Shares	1,132	184,444
Pandora A/S	1,465	46,226
TDC A/S (b)	8,578	78,308
Tryg A/S	621	35,861
Vestas Wind Systems A/S (b)	5,136	119,227
William Demant Holding A/S (b)	588	53,103

		3,011,901

Finland (0.96%)
Elisa OYJ	3,370	72,529
Fortum OYJ	11,009	319,209
Kesko OYJ	1,687	78,458
Kone Corp. OYJ Class B	3,861	242,561
Metso OYJ	3,222	183,165
Neste Oil OYJ	3,247	50,938
Nokia OYJ	92,933	599,483
Nokian Renkaat OYJ	2,726	136,882
Orion OYJ Class B	2,451	63,221
Outokumpu OYJ	3,375	44,724
Pohjola Bank PLC	3,269	42,289
Rautaruukki OYJ	1,961	44,324
Sampo OYJ A Shares	10,433	336,825
Sanoma OYJ	2,121	39,356
Stora Enso OYJ R Shares	14,302	150,191
UPM-Kymmene OYJ	13,109	239,844
Wartsila OYJ Class B	4,038	136,545

		2,780,544

France (10.06%)
Accor SA	3,604	161,234
Aeroports de Paris (ADP)	814	76,543
Air France-KLM (b)	3,523	54,107
Air Liquide SA	7,068	1,012,577
Alcatel-Lucent (b)	58,442	337,247
Alstom SA	5,082	313,024
Arkema	1,320	135,764
Atos Origin SA	1,125	63,549
AXA SA	42,918	974,245
BNP Paribas SA	23,850	1,839,048
Bouygues SA	5,788	254,522
Bureau Veritas SA	1,306	110,287
Cap Gemini SA	3,734	218,654
Carrefour SA (b)	14,395	591,771
Casino Guichard Perrachon SA	1,331	125,447
Christian Dior SA	1,370	215,287
Cie Generale des Etablissements Michelin Class B	4,422	433,089
CNP Assurances	3,536	76,980
Compagnie de Saint-Gobain	9,893	641,245
Compagnie Generale de Geophysique-Veritas (b)	3,660	134,136

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Credit Agricole SA	23,821	$357,871
DANONE SA	14,481	1,081,052
Dassault Systemes SA	1,493	126,965
Edenred	3,776	115,133
Eiffage SA	1,005	66,433
Electricite de France	6,025	236,210
Eramet	143	47,313
Essilor International SA	5,004	406,018
Eurazeo	784	57,173
European Aeronautic Defence and Space Co. NV	10,288	344,314
Eutelsat Communications	2,443	109,985
Fonciere des Regions	674	71,395
France Telecom SA	46,374	986,073
GDF Suez	30,770	1,124,569
Gecina SA	482	67,346
Groupe Eurotunnel SA	12,548	140,411
ICADE	551	67,875
Iliad SA	446	59,853
Imerys SA	864	60,778
JC Decaux SA (b)	1,551	49,771
Klepierre	2,449	101,116
Lafarge SA	4,981	317,387
Lagardere SCA	2,975	125,895
Legrand SA	4,764	200,529
L’Oreal SA	5,973	775,140
LVMH Moet Hennessy Louis Vuitton SA	6,122	1,100,105
M6 Metropole Television SA	1,626	37,640
Natixis	21,249	106,615
Neopost SA	794	68,220
Pernod Ricard SA	4,950	488,199
Peugeot SA	3,863	173,299
PPR SA	1,915	341,071
Publicis Groupe	3,114	173,836
Renault SA	4,846	287,515
Safran SA	4,206	179,475
Sanofi	27,606	2,220,643
Schneider Electric SA	6,077	1,014,687
SCOR SE	4,104	116,488
SES FDR	7,402	207,935
Societe BIC SA	629	60,764
Societe Generale	15,837	937,962
Societe Television Francaise 1	2,952	53,849
Sodexo	2,398	187,844
STMicroelectronics NV	15,749	156,761
Suez Environnement Co.	6,744	134,395
Technip SA	2,491	267,014
Thales SA	2,258	97,245
Total SA	52,570	3,039,254
Unibail-Rodamco SE	2,277	526,102
Vallourec SA	2,762	336,731
Veolia Environnement	8,754	246,633
Vinci SA	10,982	704,797
Vivendi	30,896	861,162

46	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Wendel	766	$94,067

		29,085,669

Germany (8.39%)
Adidas AG	5,248	416,070
Allianz SE Reg.	11,269	1,571,426
Axel Springer AG	996	49,250
BASF SE	22,841	2,238,904
Bayer AG	20,550	1,650,505
Bayerische Motoren Werke (BMW) AG	8,247	823,537
Beiersdorf AG	2,541	165,093
Brenntag AG	782	90,953
Celesio AG	1,992	39,776
Commerzbank AG (b)	89,233	384,342
Continental AG (b)	1,928	203,169
Daimler AG Registered Shares	22,518	1,698,116
Deutsche Bank AG Reg.	23,113	1,364,141
Deutsche Boerse AG	4,849	368,182
Deutsche Lufthansa AG Reg.	5,802	126,374
Deutsche Post AG	21,014	403,987
Deutsche Telekom AG	69,925	1,091,119
E.On AG	44,860	1,275,118
Fraport AG	916	73,599
Fresenius Medical Care AG & Co. KGaA	4,846	362,456
Fresenius SE & Co. KGaA	2,774	289,552
GEA Group AG	4,266	152,776
Hannover Rueckversicherung AG Reg.	1,534	79,777
HeidelbergCement AG	3,472	222,054
Henkel AG & Co. KGaA	3,283	188,415
Hochtief AG	1,066	89,076
Infineon Technologies AG	27,313	306,898
K+S Group AG	4,203	322,741
Kabel Deutschland Holding AG (b)	1,700	104,721
Lanxess AG	2,098	172,096
Linde AG	4,202	737,226
MAN AG	2,621	349,117
Merck KGaA	1,628	177,011
Metro AG	3,295	199,538
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,703	717,936
QIAGEN NV (b)	5,683	108,982
RWE AG	10,445	580,293
Salzgitter AG	1,012	77,161
SAP AG	22,762	1,380,021
Siemens AG Reg.	20,456	2,811,079
Suedzucker AG	1,409	50,170
ThyssenKrupp AG	8,326	432,599
TUI AG (b)	3,190	34,672
United Internet AG Reg.	2,768	58,191
Volkswagen AG	760	139,803
Wacker Chemie AG	394	85,104

		24,263,126

Greece (0.22%)
Alpha Bank AE (b)	12,196	61,418

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Bank of Cyprus Public Co. Ltd.	21,468	$63,297
Coca-Cola Hellenic Bottling Co. SA (b)	4,646	124,796
EFG Eurobank Ergasias (b)	7,690	36,072
Hellenic Telecommunications Organization SA	6,229	58,118
National Bank of Greece SA (b)	24,210	174,092
OPAP SA	5,630	87,930
Public Power Corp. SA	2,789	39,988

		645,711

Hong Kong (2.69%)
AIA Group Ltd. (b)	194,554	678,504
ASM Pacific Technology Ltd.	4,500	61,874
Bank of East Asia Ltd.	38,425	158,195
BOC Hong Kong Holdings Ltd.	91,000	265,080
Cathay Pacific Airways Ltd.	29,000	67,462
Cheung Kong Holdings Ltd.	34,000	499,291
Cheung Kong Infrastructure Holdings Ltd.	12,000	62,432
CLP Holdings Ltd.	47,783	423,887
Esprit Holdings Ltd.	29,228	91,323
Foxconn International Holdings Ltd. (b)	53,000	23,384
Galaxy Entertainment Group Ltd. (b)	28,000	59,941
Hang Lung Group Ltd.	21,000	133,343
Hang Lung Properties Ltd.	62,000	254,922
Hang Seng Bank Ltd.	19,274	308,314
Henderson Land Development Co. Ltd.	26,926	174,118
Hong Kong & China Gas Co. Ltd.	119,861	272,672
Hong Kong Exchanges & Clearing Ltd.	25,400	534,844
Hopewell Holdings Ltd.	14,500	45,998
Hutchison Whampoa Ltd.	53,210	576,528
Hysan Development Co. Ltd.	16,000	79,373
Kerry Properties Ltd.	18,000	87,002
Li & Fung Ltd.	138,000	275,819
Lifestyle International Holdings Ltd.	14,000	40,958
Link REIT, The	55,500	189,587
MTR Corp.	36,500	129,820
New World Development Co. Ltd.	59,800	90,790
NWS Holdings Ltd.	34,500	46,249
Orient Overseas International Ltd.	5,100	32,973
PCCW Ltd.	101,000	43,583
Power Assets Holdings Ltd.	35,000	265,050
Sands China Ltd. (b)	60,800	164,018
Shangri-La Asia Ltd.	34,960	85,827
Sino Land Co. Ltd.	66,000	106,149
SJM Holdings Ltd.	40,000	95,465
Sun Hung Kai Properties Ltd.	35,000	511,615
Swire Pacific Ltd. Class A	18,000	265,013
Wharf Holdings Ltd.	37,953	264,666
Wheelock and Co. Ltd.	22,000	88,492
Wing Hang Bank Ltd.	4,500	49,379
Wynn Macau Ltd.	39,200	128,624
Yue Yuen Industrial Holdings Ltd.	18,500	58,848

		7,791,412

See accompanying notes to financial statements.	47

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (0.25%)
Banco Popular Espanol SA Rights (b)	22,877	$1,659
CRH PLC (Dublin)	17,850	395,590
Elan Corp. PLC (b)	12,110	139,000
Kerry Group PLC Class A	3,471	143,000
Ryanair Holdings PLC	10,018	51,087

		730,336

Israel (0.70%)
Bank Hapoalim B.M. (b)	25,304	126,483
Bank Leumi Le-Israel	30,149	142,557
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	110,902
Cellcom Israel Ltd.	1,158	32,310
Delek Group Ltd.	101	22,701
Elbit Systems Ltd.	535	25,434
Israel Chemicals Ltd.	11,310	180,486
Israel Corporation Ltd., The	58	63,412
Israel Discount Bank Class A (b)	19,287	38,024
Makhteshim-Agan Industries Ltd. (b)	6,576	36,744
Mizrahi Tefahot Bank Ltd.	2,895	30,811
NICE Systems Ltd. (b)	1,480	53,510
Partner Communications Company Ltd.	2,039	30,747
Teva Pharmaceutical Industries Ltd.	23,283	1,122,922

		2,017,043

Italy (2.73%)
A2A SpA	25,263	39,349
Assicurazioni Generali SpA	29,074	612,951
Atlantia SpA	7,881	167,821
Autogrill SpA	2,603	34,183
Banca Carige SpA	15,801	35,782
Banca Monte Dei Paschi di Siena SpA	94,505	71,534
Banco Popolare Societa Cooperativa	41,594	95,792
Enel Green Power SpA (b)	41,261	113,799
Enel SpA	163,603	1,069,010
Eni SpA	59,792	1,417,006
EXOR SpA	1,697	53,076
Fiat Industrial SpA (b)	18,877	243,808
Fiat SpA	19,472	213,960
Finmeccanica SpA	10,285	124,445
Intesa Sanpaolo	250,937	668,189
Intesa Sanpaolo RSP	23,945	51,616
Luxottica Group SpA	2,830	90,863
Mediaset SpA	17,616	82,814
Mediobanca SpA	12,206	123,610
Parmalat SpA (b)	30,772	115,804
Pirelli & Co. SpA	5,997	64,850
Prysmian SpA	4,884	98,316
Saipem SpA	6,675	344,699
Snam Rete Gas SpA	38,911	230,314
Telecom Italia RNC SpA	151,926	176,747
Telecom Italia SpA	232,036	322,760
Tenaris SA	11,627	265,782

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Terna - Rete Elettrica Nationale SpA	30,335	$141,044
UBI Banca - Unione di Banche Italiane ScpA	20,407	114,869
UniCredit SpA	336,919	713,162

		7,897,955

Japan (19.88%)
ABC-Mart Inc.	600	24,333
Advantest Corp.	3,980	73,269
Aeon Co. Ltd.	15,100	182,259
Aeon Credit Service Co. Ltd.	2,100	28,763
Aeon Mall Co. Ltd.	1,900	46,027
Air Water Inc.	3,000	36,140
Aisin Seiki Co. Ltd.	4,700	181,869
Ajinomoto Co. Inc.	16,000	189,949
Alfresa Holdings Corp.	1,000	38,863
All Nippon Airways Co. Ltd.	22,000	71,764
Amada Co. Ltd.	9,000	69,202
Aozora Bank Ltd.	12,000	27,816
Asahi Breweries Ltd.	9,800	197,406
Asahi Glass Co. Ltd.	25,000	292,557
Asahi Kasei Corp.	32,000	215,649
ASICS Corp.	4,000	59,705
Astellas Pharma Inc.	10,951	424,909
Bank of Kyoto Ltd., The	8,000	73,659
Bank of Yokohama Ltd., The	31,000	154,970
Benesse Holdings Inc.	1,700	73,035
Bridgestone Corp.	16,100	370,952
Brother Industries Ltd.	5,600	82,834
Canon Inc.	28,200	1,341,369
Casio Computer Co. Ltd.	5,900	41,638
Central Japan Railway Co.	38	298,729
Chiba Bank Ltd., The	19,000	118,907
Chiyoda Corp.	4,000	46,108
Chubu Electric Power Co. Inc.	16,700	326,130
Chugai Pharmaceutical Co. Ltd.	5,600	91,827
Chugoku Bank Ltd., The	4,000	49,487
Chugoku Electric Power Company Inc., The	7,300	126,398
Citizen Holdings Co. Ltd.	5,900	35,318
Coca-Cola West Co. Ltd.	1,400	26,826
Cosmo Oil Co. Ltd.	15,000	42,704
Credit Saison Co. Ltd.	3,800	63,968
Dai Nippon Printing Co. Ltd.	14,000	157,786
Daicel Chemical Industries Ltd.	7,000	46,244
Daido Steel Co. Ltd.	7,000	46,825
Daihatsu Motor Co. Ltd.	5,000	85,093
Dai-ichi Life Insurance Company Ltd.	220	308,514
Daiichi Sankyo Co. Ltd.	16,713	326,590
Daikin Industries Ltd.	5,700	202,044
Dainippon Sumitomo Pharma Co. Ltd.	3,700	35,161
Daito Trust Construction Co. Ltd.	1,700	144,330
Daiwa House Industry Co. Ltd.	12,000	151,424
Daiwa Securities Group Inc.	42,000	185,048
DeNA Co. Ltd.	2,300	98,915
Denki Kagaku Kogyo KK	11,000	53,032

48	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Denso Corp.	12,000	$446,309
Dentsu Inc.	4,300	127,282
East Japan Railway Co.	8,400	481,075
Eisai Co. Ltd.	6,400	249,701
Electric Power Development Co. Ltd.	2,980	80,549
Elpida Memory Inc. (b)	4,700	55,360
FamilyMart Co. Ltd.	1,500	55,076
Fanuc Corp.	4,800	802,670
Fast Retailing Co. Ltd.	1,300	210,247
Fuji Electric Co. Ltd.	15,000	46,860
Fuji Heavy Industries Ltd.	15,000	116,565
FUJIFILM Holdings Corp.	11,400	355,554
Fujitsu Ltd.	47,000	268,647
Fukuoka Financial Group Inc.	20,000	83,592
Furukawa Electric Co. Ltd.	15,000	62,626
Gree Inc. (b)	2,300	50,280
GS Yuasa Corp.	9,000	60,066
Gunma Bank Ltd.	10,000	52,854
Hachijuni Bank Ltd., The	11,000	61,808
Hakuhodo DY Holdings Inc.	590	31,508
Hamamatsu Photonics K.K.	1,500	64,855
Hino Motors Ltd.	6,000	35,038
Hirose Electric Co. Ltd.	800	82,007
Hiroshima Bank Ltd., The	13,000	56,732
Hisamitsu Pharmaceutical Co. Inc.	1,500	63,901
Hitachi Chemical Co. Ltd.	2,500	49,598
Hitachi Construction Machinery Co. Ltd.	2,400	53,802
Hitachi High-Technologies Corp.	1,700	37,248
Hitachi Ltd.	112,000	664,720
Hitachi Metals Ltd.	4,000	56,522
Hokkaido Electric Power Co. Inc.	4,400	73,189
Hokuhoku Financial Group Inc.	32,000	63,388
Hokuriku Electric Power Co.	4,500	85,874
Honda Motor Co. Ltd.	40,500	1,560,340
Hoya Corp.	10,800	239,096
Ibiden Co. Ltd.	3,000	93,924
Idemitsu Kosan Co. Ltd.	500	53,362
IHI Corp.	33,000	85,270
INPEX Corp.	54	399,232
Isetan Mitsukoshi Holdings Ltd.	9,080	88,955
Isuzu Motors Ltd.	30,000	142,018
Itochu Corp.	37,100	385,872
Itochu Techno-Solutions Corp.	800	28,398
Iyo Bank Ltd., The	6,000	55,236
J. Front Retailing Co. Ltd.	11,400	50,362
Japan Petroleum Exploration Co.	700	32,863
Japan Prime Realty Investment Corp.	16	42,372
Japan Real Estate Investment Corp.	12	118,066
Japan Retail Fund Investment Corp.	40	61,641
Japan Steel Works Ltd., The	8,000	54,839
Japan Tobacco Inc.	111	428,468
JFE Holdings Inc.	11,600	319,019
JGC Corp.	5,000	136,986
Joyo Bank Ltd., The	16,000	67,219
JS Group Corp.	6,500	167,654

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
JSR Corp.	4,500	$87,224
JTEKT Corp.	5,100	75,147
Jupiter Telecommunications Co. Ltd.	46	51,464
JX Holdings Inc.	55,700	374,640
Kajima Corp.	20,000	57,378
Kamigumi Co. Ltd.	6,000	56,075
Kaneka Corp.	7,000	45,994
Kansai Electric Power Company Inc., The	18,900	376,369
Kansai Paint Co. Ltd.	5,000	45,556
Kao Corp.	13,600	357,601
Kawasaki Heavy Industries Ltd.	36,000	143,434
Kawasaki Kisen Kaisha Ltd.	16,000	55,938
KDDI Corp.	73	525,230
Keikyu Corp.	12,000	86,532
Keio Corp.	15,000	82,734
Keisei Electric Railway Co. Ltd.	7,000	41,427
Keyence Corp.	1,064	302,102
Kikkoman Corp.	4,000	42,155
Kinden Corp.	3,000	25,667
Kintetsu Corp.	41,000	131,669
Kirin Holdings Co. Ltd.	20,000	278,818
Kobe Steel Ltd.	63,000	143,266
Koito Manufacturing Company Ltd.	2,000	34,951
Komatsu Ltd.	23,600	736,866
Konami Corp.	2,400	56,846
Konica Minolta Holdings Inc.	12,000	100,230
Kubota Corp.	29,000	257,275
Kuraray Co. Ltd.	8,700	127,455
Kurita Water Industries Ltd.	2,800	83,532
Kyocera Corp.	3,800	386,908
Kyowa Hakko Kirin Co. Ltd.	6,000	57,233
Kyushu Electric Power Co. Inc.	9,600	172,854
Lawson Inc.	1,400	73,445
Mabuchi Motor Co. Ltd.	600	30,281
Makita Corp.	2,700	125,817
Marubeni Corp.	40,000	265,832
Marui Group Co. Ltd.	5,600	42,530
Maruichi Steel Tube Ltd.	1,100	27,270
Mazda Motor Corp. (b)	38,000	100,138
McDonald’s Holdings Company Ltd. (Japan)	1,800	45,766
MEDIPAL HOLDINGS CORP.	3,300	29,249
MEIJI Holdings Company Ltd.	1,719	72,476
Minebea Co. Ltd.	8,000	42,683
Miraca Holdings Inc.	1,400	56,723
Mitsubishi Chemical Holdings Corp.	32,500	230,299
Mitsubishi Corp.	33,900	846,749
Mitsubishi Electric Corp.	48,000	557,573
Mitsubishi Estate Co. Ltd.	31,000	544,048
Mitsubishi Gas Chemical Co. Inc.	9,000	65,939
Mitsubishi Heavy Industries Ltd.	76,000	357,369
Mitsubishi Logistics Corp.	3,000	33,748
Mitsubishi Materials Corp.	28,000	88,221
Mitsubishi Motors Corp. (b)	99,000	120,782
Mitsubishi Tanabe Pharma Corp.	5,500	92,051

See accompanying notes to financial statements.	49

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsubishi UFJ Financial Group Inc.	316,660	$1,543,191
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	54,955
Mitsui & Co. Ltd.	43,300	748,662
Mitsui Chemicals Inc.	20,000	72,877
Mitsui Engineering & Shipbuilding Co. Ltd.	17,000	37,121
Mitsui Fudosan Co. Ltd.	21,000	361,681
Mitsui OSK Lines Ltd.	29,000	156,042
Mitsui Sumitomo Insurance Group Holdings Inc.	14,000	327,696
Mizuho Financial Group Inc.	512,900	843,017
Mizuho Securities Co. Ltd. (b)	14,000	33,741
Mizuho Trust & Banking Co. Ltd.	40,000	35,440
Murata Manufacturing Co. Ltd.	5,100	340,978
Nabtesco Corp.	2,400	58,141
Namco Bandai Holdings Inc.	4,900	58,983
NEC Corp. (b)	64,000	146,149
NGK Insulators Ltd.	6,000	111,777
NGK Spark Plug Co. Ltd.	4,000	55,270
NHK Spring Co. Ltd.	4,000	40,904
Nidec Corp.	2,700	252,073
Nikon Corp.	8,100	191,552
Nintendo Co. Ltd.	2,500	469,471
Nippon Building Fund Inc.	13	127,037
Nippon Electric Glass Co. Ltd.	9,000	115,480
Nippon Express Co. Ltd.	22,000	89,147
Nippon Meat Packers Inc.	4,000	57,380
Nippon Paper Group Inc.	2,500	55,473
Nippon Sheet Glass Co. Ltd.	22,000	68,404
Nippon Steel Corp.	126,000	408,763
Nippon Telegraph & Telephone Corp.	11,800	569,135
Nippon Yusen Kabushiki Kaish	38,000	141,183
Nishi-Nippon City Bank Ltd., The	17,000	50,215
Nissan Motor Co. Ltd.	61,900	650,520
Nisshin Seifun Group Inc.	4,500	56,244
Nisshin Steel Co. Ltd.	18,000	34,425
Nissin Foods Holdings Co. Ltd.	1,600	58,285
Nitori Holdings Co. Ltd.	950	90,164
Nitto Denko Corp.	4,200	213,407
NKSJ Holdings Inc.	36,000	237,607
NOK Corp.	2,500	42,844
Nomura Holdings Inc.	87,800	433,266
Nomura Real Estate Holdings Inc.	2,400	40,016
Nomura Real Estate Office Fund Inc.	7	46,344
Nomura Research Institute Ltd.	2,500	54,760
NSK Ltd.	11,000	109,816
NTN Corp.	12,000	68,360
NTT Data Corp.	32	106,348
NTT DoCoMo Inc.	381	680,444
NTT Urban Development Corp.	29	24,877
Obayashi Corp.	16,000	69,884
Odakyu Electric Railway Co. Ltd.	16,000	127,042
Oji Paper Co. Ltd.	21,000	100,718
Olympus Corp.	5,300	178,833
Omron Corp.	5,100	141,823
Ono Pharmaceutical Co. Ltd.	2,000	106,997

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Oracle Corp. Japan	900	$39,222
Oriental Land Co. Ltd.	1,200	101,793
Orix Corp.	2,640	256,798
Osaka Gas Co. Ltd.	49,000	185,862
OTSUKA Corp.	400	24,904
Otsuka Holdings Co. Ltd.	6,300	166,702
Panasonic Corp.	55,000	672,609
Rakuten Inc.	182	188,374
Resona Holdings Inc.	46,200	217,363
Ricoh Co. Ltd.	17,000	188,587
RINNAI Corp.	800	57,772
Rohm Co. Ltd.	2,400	137,691
Sankyo Co. Ltd.	1,400	72,335
Santen Pharmaceutical Co. Ltd.	1,800	72,972
SBI Holdings Inc.	467	43,399
Secom Co. Ltd.	5,300	254,117
Sega Sammy Holdings Inc.	4,968	96,035
Seiko Epson Corp.	3,200	55,468
Sekisui Chemical Co. Ltd.	11,000	93,985
Sekisui House Ltd.	14,000	130,355
Seven & I Holdings Co. Ltd.	18,740	503,993
Seven Bank Ltd.	15	29,974
Sharp Corp.	25,000	228,151
Shikoku Electric Power Co. Inc.	4,500	102,191
Shimadzu Corp.	6,000	54,955
Shimamura Co. Ltd.	600	57,197
Shimano Inc.	1,700	93,524
Shimizu Corp.	14,000	58,346
Shin-Etsu Chemical Co. Ltd.	10,300	552,098
Shinsei Bank Ltd.	29,000	29,007
Shionogi & Co. Ltd.	7,500	122,817
Shiseido Co. Ltd.	8,600	160,528
Shizuoka Bank Ltd., The	15,000	137,923
Showa Denko K.K.	36,000	74,571
Showa Shell Sekiyu K.K.	4,300	39,936
SMC Corp.	1,300	234,351
Softbank Corp.	21,400	810,467
Sojitz Corp.	33,000	61,815
Sony Corp.	25,100	662,270
Sony Financial Holdings Inc.	4,200	75,934
Square Enix Holdings Co. Ltd.	1,400	25,197
Stanley Electric Co. Ltd.	3,500	61,441
SUMCO Corp. (b)	2,900	49,098
Sumitomo Chemical Co. Ltd.	40,000	199,724
Sumitomo Corp.	27,900	379,559
Sumitomo Electric Industries Ltd.	19,100	278,586
Sumitomo Heavy Industries Ltd.	14,000	97,718
Sumitomo Metal Industries Ltd.	85,000	190,949
Sumitomo Metal Mining Co. Ltd.	13,000	213,580
Sumitomo Mitsui Financial Group Inc.	33,300	1,026,795
Sumitomo Mitsui Trust Holdings Inc.	78,000	271,497
Sumitomo Realty & Development Co. Ltd.	9,000	201,147
Sumitomo Rubber Industries Ltd.	4,300	52,035
Suruga Bank Ltd.	5,000	43,592
Suzuken Co. Ltd.	1,640	37,834

50	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Suzuki Motor Corp.	8,400	$189,349
Sysmex Corp.	1,600	60,179
T&D Holdings Inc.	7,000	166,615
Taisei Corp.	26,000	59,668
Taisho Pharmaceutical Co. Ltd.	3,000	67,588
Taiyo Nippon Sanso Corp.	6,000	47,784
Takashimaya Co. Ltd.	6,000	41,394
Takeda Pharmaceutical Co. Ltd.	19,500	901,230
TDK Corp.	3,100	171,001
Teijin Ltd.	23,000	101,380
Terumo Corp.	4,100	221,952
THK Co. Ltd.	2,900	74,114
Tobu Railway Co. Ltd.	23,000	96,814
Toho Co. Ltd.	2,700	44,832
Toho Gas Co. Ltd.	11,000	59,527
Tohoku Electric Power Co. Inc.	10,800	155,850
Tokio Marine Holdings Inc.	18,000	503,899
Tokyo Electric Power Company Inc., The	36,200	146,543
Tokyo Electron Ltd.	4,300	235,136
Tokyo Gas Co. Ltd.	64,000	288,855
Tokyu Corp.	28,000	116,409
Tokyu Land Corp.	10,000	42,486
TonenGeneral Sekiyu KK	7,000	86,103
Toppan Printing Co. Ltd.	14,000	108,620
Toray Industries Inc.	37,000	273,215
Toshiba Corp.	100,000	527,234
Tosoh Corp.	14,000	56,219
Toto Ltd.	7,000	54,482
Toyo Seikan Kaisha Ltd.	3,800	63,980
Toyo Suisan Kaisha Ltd.	2,000	47,315
Toyoda Gosei Co. Ltd.	1,600	36,335
Toyota Boshoku Corp.	1,700	28,246
Toyota Industries Corp.	4,600	151,870
Toyota Motor Corp.	68,600	2,824,892
Toyota Tsusho Corp.	5,200	89,247
Trend Micro Inc.	2,500	77,668
Tsumura & Co.	1,500	47,953
UBE Industries Ltd.	23,000	69,245
Unicharm Corp.	2,900	126,700
Ushio Inc.	2,600	51,408
USS Co. Ltd.	520	40,338
West Japan Railway Co.	4,200	163,964
Yahoo Japan Corp.	373	128,366
Yakult Honsha Co. Ltd.	2,400	69,425
Yamada Denki Co. Ltd.	2,000	162,959
Yamaguchi Financial Group Inc.	5,000	46,646
Yamaha Corp.	4,200	47,899
Yamaha Motor Co. Ltd. (b)	6,700	123,063
Yamato Holdings Co. Ltd.	9,700	152,588
Yamato Kogyo Co. Ltd.	900	28,027
Yamazaki Baking Co. Ltd.	3,000	40,167
Yaskawa Electric Corp.	5,000	56,134

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Yokogawa Electric Corp. (b)	5,400	$46,088

		57,501,705

Netherlands (2.74%)
Aegon NV (b)	41,827	285,010
Akzo Nobel NV	5,732	362,152
ArcelorMittal	21,425	745,082
ASML Holding NV	10,733	395,884
Corio NV	1,491	98,744
Delta Lloyd NV	2,236	53,111
Fugro NV	1,643	118,341
Heineken Holding NV	2,905	148,717
Heineken NV	6,432	387,122
ING Groep NV (b)	95,333	1,174,837
Koninklijke Ahold NV	29,619	398,235
Koninklijke Boskalis Westminster NV CVA	1,782	84,319
Koninklijke DSM NV	3,877	251,604
Koninklijke KPN NV	39,149	569,421
Koninklijke Philips Electronics NV	24,576	631,604
Koninklijke Vopak NV	1,674	81,982
Randstad Holding NV	2,870	132,703
Reed Elsevier NV	17,334	232,860
SBM Offshore NV	4,013	106,106
TNT Express NV (b)	9,488	98,405
TNT NV	8,414	71,299
Unilever NV CVA	40,530	1,330,225
Wolters Kluwer - CVA	7,321	162,311

		7,920,074

New Zealand (0.12%)
Auckland International Airport Ltd.	22,515	41,572
Contact Energy Ltd. (b)	8,682	38,579
Fletcher Building Ltd.	16,252	116,294
Sky City Entertainment Group Ltd.	12,916	38,819
Telecom Corp. of New Zealand Ltd.	49,904	101,710

		336,974

Norway (0.89%)
Aker Solutions ASA	3,887	77,660
DnB NOR ASA	24,631	343,147
Gjensidige Forsikring ASA	4,494	55,414
Norsk Hydro ASA	22,479	172,077
Orkla ASA	19,359	184,309
Renewable Energy Corp. AS (b)	13,308	22,815
Seadrill Ltd.	7,544	265,238
Statoil ASA	27,828	704,494
Subsea 7 SA (b)	7,088	181,291
Telenor ASA	18,666	305,474
Yara International ASA	4,797	269,521

		2,581,440

See accompanying notes to financial statements.	51

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Portugal (0.26%)
Banco Comercial Portugues SA - R (b)	71,014	$42,240
Banco Espirito Santo SA Reg.	13,236	49,346
CIMPOR-Cimentos de Portugal SGPS SA	5,105	38,975
EDP Renovaveis SA (b)	5,727	37,778
Energias de Portugal SA	48,117	170,759
Galp Energia SGPS SA B Shares	5,833	139,115
Jeronimo Martins SGPS SA	5,577	107,110
Portugal Telecom SGPS SA	16,229	159,543

		744,866

Singapore (1.70%)
Ascendas Real Estate Investment Trust	42,000	69,857
Capitaland Ltd.	62,692	148,933
Capitamall Trust	49,000	74,689
CapitaMalls Asia Ltd.	34,000	40,821
City Developments Ltd.	13,031	110,645
Comfortdelgro Corp. Ltd.	47,000	55,945
Cosco Corp. Singapore Ltd.	22,000	35,077
DBS Group Holdings Ltd.	42,667	510,394
Fraser and Neave Ltd.	23,500	111,034
Genting Singapore PLC (b)	154,400	243,431
Global Logistic Properties Ltd. (b)	44,000	73,919
Golden Agri-Resources Ltd.	166,702	92,611
Hutchison Port Holdings Trust (b)	130,000	109,850
Jardine Cycle & Carriage Ltd.	3,015	105,795
Keppel Corp. Ltd.	35,202	318,495
Keppel Land Ltd.	18,000	53,188
Neptune Orient Lines Ltd.	22,750	28,454
Noble Group Ltd.	90,654	145,986
Olam International Ltd.	30,900	68,691
Oversea-Chinese Banking Corporation Ltd.	62,000	473,578
Sembcorp Industries Ltd.	25,200	102,620
Sembcorp Marine Ltd.	21,200	91,745
Singapore Airlines Ltd.	13,000	150,465
Singapore Exchange Ltd.	21,000	129,041
Singapore Press Holdings Ltd.	37,200	118,223
Singapore Technologies Engineering Ltd.	39,381	96,701
Singapore Telecommunications Ltd.	197,150	508,161
StarHub Ltd.	15,000	34,112
United Overseas Bank Ltd.	30,616	491,544
UOL Group Ltd.	12,461	50,600
Wilmar International Ltd.	48,000	212,352
Yangzijiang Shipbuilding Holdings Ltd.	48,000	57,267

		4,914,224

Spain (3.54%)
Abertis Infraestructuras SA	8,919	199,069
Acciona SA	637	67,631
Acerinox SA	2,419	44,109
ACS Actividades de Construccion y Servicios SA	3,570	168,497
Amadeus IT Holding SA A Shares (b)	5,827	121,119

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Banco Bilbao Vizcaya Argentaria SA	106,398	$1,248,983
Banco de Sabadell SA	26,091	107,628
Banco Popular Espanol SA	22,877	128,719
Banco Santander SA (Madrid)	209,149	2,409,425
Bankinter SA	5,639	38,253
Criteria Caixacorp SA	20,830	145,047
Criteria Caixacorp SA Rights (b)	20,830	1,571
Enagas SA	4,514	109,303
Ferrovial SA	9,289	117,371
Fomento de Construcciones y Contratas SA	1,284	39,170
Gas Natural SDG SA	8,134	170,368
Grifols SA	3,546	71,135
Iberdrola Renovables SA	21,393	94,503
Iberdrola SA (b)	94,450	840,302
Indra Sistemas SA	2,184	45,051
Industria de Diseno Textil SA	5,392	491,285
International Consolidated Airlines Group SA (b)	23,616	95,802
Mapfre SA	19,111	70,906
Mapfre SA Rights (b) (c)	19,111	67
Mediaset Espana Comunicacion SA	4,185	36,389
Red Electrica Corporacion SA	2,728	164,567
Repsol YPF SA	19,531	677,442
Telefonica SA	102,129	2,494,371
Zardoya Otis SA	3,524	51,777
Zardoya Otis SA Rights (b) (c)	3,524	2,673

		10,252,533

Sweden (3.10%)
Alfa Laval AB	8,487	183,033
Assa Abloy AB Class B	7,841	210,752
Atlas Copco AB Class A	16,609	437,420
Atlas Copco AB Class B	9,838	232,088
Boliden AB	6,896	127,360
Electrolux AB Series B	5,897	141,033
Getinge AB B Shares	5,002	134,511
Hennes & Mauritz AB (H&M) B Shares	25,532	881,424
Hexagon AB B Shares	6,408	157,779
Holmen AB Class B	1,331	41,506
Husqvarna AB B Shares	10,537	69,816
Industrivarden AB C Shares	2,968	49,112
Investor AB B Shares	11,483	263,341
Kinnevik Investment AB B Shares	5,200	115,502
Millicom International Cellular SA SDR	1,877	196,652
Modern Times Group B Shares	1,183	78,241
Nordea Bank AB	65,238	700,656
Ratos AB B Shares	4,836	92,955
Sandvik AB	25,178	441,102
Scania AB Class B	8,093	187,862
Securitas AB Class B	7,894	83,579
Skandinaviska Enskilda Banken AB Class A	35,561	290,763
Skanska AB Class B	10,108	181,195
SKF AB B Shares	9,811	284,075

52	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
SSAB Svenskt Stal AB Series A	4,020	$60,058
Svenska Cellulosa AB B Shares	14,105	198,874
Svenska Handelsbanken AB A Shares	12,215	376,620
Swedbank AB - A Shares	19,786	332,720
Swedish Match AB	5,515	185,173
Tele2 AB Class B	8,000	157,905
Telefonaktiebolaget LM Ericsson B Shares	74,862	1,077,676
TeliaSonera AB	54,068	396,616
Volvo AB B Shares	34,259	599,748

		8,967,147

Switzerland (8.26%)
ABB Ltd. Reg. (b)	54,567	1,417,777
Actelion Ltd. Reg. (b)	2,571	126,863
Adecco SA Reg. (b)	3,202	205,521
Aryzta AG	2,151	115,526
Baloise Holding AG Reg.	1,180	121,760
Compagnie Financiere Richemont SA Class A	13,021	853,306
Credit Suisse Group AG Reg. (b)	28,032	1,092,469
GAM Holding AG (b)	5,209	85,706
Geberit AG Reg. (b)	982	232,969
Givaudan SA Reg. (b)	210	222,152
Holcim Ltd. Reg. (b)	6,129	463,506
Julius Baer Group Ltd. (b)	5,231	216,082
Kuehne & Nagel International AG Reg.	1,363	207,074
Lindt & Spruengli AG	22	68,681
Lindt & Spruengli AG Reg.	3	109,478
Lonza Group AG Reg. (b)	1,147	89,859
Nestle SA Reg.	86,109	5,358,433
Novartis AG	57,880	3,547,297
Pargesa Holding SA	681	63,116
Roche Holding AG	17,466	2,924,170
Schindler Holding AG	1,226	149,113
Schindler Holding AG Reg.	543	65,989
SGS SA Reg	138	262,136
Sika AG	50	120,696
Sonova Holding AG Reg. (b)	1,163	108,661
Straumann Holding AG Reg.	197	47,508
Sulzer AG Reg.	564	91,960
Swatch Group AG Reg., The	1,093	98,272
Swatch Group AG, The	761	384,082
Swiss Life Holding AG Reg. (b)	777	127,429
Swiss Re Ltd. (b)	8,879	498,576
Swisscom AG	579	265,435
Syngenta AG Reg. (b)	2,361	797,901
Synthes Inc.	1,589	279,840
Transocean Ltd. (b)	7,969	520,250
UBS AG Reg. (b)	90,522	1,651,987
Zurich Financial Services AG (b)	3,618	915,497

		23,907,077

United Kingdom (21.00%)
3i Group PLC	24,468	110,492

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Admiral Group PLC	5,073	$135,285
Aggreko PLC	6,565	203,400
AMEC PLC	8,246	144,087
Anglo American PLC	32,815	1,627,425
Antofagasta PLC	10,013	224,072
ARM Holdings PLC	33,246	312,635
Associated British Foods PLC	8,747	152,180
AstraZeneca PLC	34,601	1,729,403
Autonomy Corp. PLC (b)	5,440	149,013
Aviva PLC	70,734	497,899
Babcock International Group PLC	9,324	106,622
BAE Systems PLC	84,356	431,536
Balfour Beatty PLC	17,065	84,608
Barclays PLC	288,006	1,181,502
BG Group PLC	84,255	1,913,087
BHP Billiton PLC	54,264	2,132,237
BP PLC	467,268	3,440,490
British American Tobacco PLC	49,711	2,179,906
British Land Co. PLC	21,137	206,658
British Sky Broadcasting Group PLC	28,284	383,986
BT Group PLC	193,467	627,298
Bunzl PLC	7,962	99,705
Burberry Group PLC	10,958	254,825
Cairn Energy PLC (b)	35,275	235,246
Capita Group PLC	14,999	172,269
Capital Shopping Centres Group PLC	13,962	89,576
Carnival PLC	4,528	175,451
Centrica PLC	127,946	664,356
Cobham PLC	29,099	98,760
Compass Group PLC	47,512	458,118
Diageo PLC	62,321	1,275,021
Essar Energy Ltd. PLC (b)	8,215	53,888
Eurasian Natural Resources Corp.	6,649	83,428
Experian PLC	24,814	316,078
Fresnillo PLC	4,520	101,820
G4S PLC	35,563	159,866
GlaxoSmithKline PLC	128,946	2,763,862
Glencore International PLC (b)	19,960	157,291
Hammerson PLC	17,233	133,233
Home Retail Group PLC	20,989	55,176
HSBC Holdings PLC	440,063	4,363,107
ICAP PLC	13,524	102,571
Imperial Tobacco Group PLC	25,435	846,794
Inmarsat PLC	11,000	98,284
InterContinental Hotels Group PLC	7,280	149,027
International Power PLC	38,650	199,618
Intertek Group PLC	4,020	127,401
Invensys PLC	20,825	107,719
Investec PLC	12,188	98,930
ITV PLC (b)	93,147	106,955
J Sainsbury PLC	30,567	161,921
Johnson Matthey PLC	5,436	171,663
Kazakhmys PLC	5,398	119,657
Kingfisher PLC	59,546	255,785
Land Securities Group PLC	19,258	263,450
Legal & General Group PLC	148,146	280,650

See accompanying notes to financial statements.	53

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Lloyds Banking Group PLC (b)	1,014,308	$797,077
London Stock Exchange Group PLC	3,704	63,105
Lonmin PLC	3,966	92,552
Man Group PLC	44,885	170,732
Marks & Spencer Group PLC	40,026	232,029
National Grid PLC	87,267	859,073
Next PLC	4,481	167,417
Old Mutual PLC	137,204	293,703
Pearson PLC	20,122	380,653
Petrofac Ltd.	6,369	154,875
Prudential PLC	63,320	731,144
Randgold Resources Ltd.	2,278	191,873
Reckitt Benckiser Group PLC	15,394	850,242
Reed Elsevier PLC	29,873	271,974
Resolution Ltd.	36,579	172,437
Rexam PLC	22,159	136,231
Rio Tinto PLC	35,967	2,597,024
Rolls-Royce Holdings PLC (b)	46,746	484,097
Royal Bank of Scotland Group PLC (b)	436,069	269,735
Royal Dutch Shell PLC Class A	88,443	3,147,118
Royal Dutch Shell PLC Class B	67,029	2,391,993
RSA Insurance Group PLC	86,965	188,104
SABMiller PLC	23,711	865,463
Sage Group PLC, The	33,245	154,128
Schroders PLC	2,872	71,307
Scottish & Southern Energy PLC	23,273	520,514
SEGRO PLC	17,831	89,402
Serco Group PLC	11,902	105,577
Severn Trent PLC	5,910	139,627
Shire Ltd.	13,901	434,638
Smith & Nephew PLC	21,857	234,234
Smiths Group PLC	9,834	189,690
Standard Chartered PLC	58,368	1,533,191
Standard Life PLC	57,413	194,051
Tesco PLC	199,865	1,291,324
Tui Travel PLC	12,875	46,340
Tullow Oil PLC	22,084	439,783
Unilever PLC	31,890	1,028,964
United Utilities Group PLC	17,374	167,104
Vedanta Resources PLC	3,007	101,083
Vodafone Group PLC	1,287,011	3,412,691
Weir Group PLC, The	5,313	181,369
Whitbread PLC	4,390	113,821
William Morrison Supermarkets PLC	54,951	262,829
Wolseley PLC	7,170	234,040
WPP PLC	31,307	392,210
Xstrata PLC	51,494	1,134,176

		60,756,066

Total Common Stocks
(cost $258,615,004)		284,575,901

Preferred Stocks (a) (0.53%)
Germany (0.53%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	78,728
Henkel AG & Co. KGaA PFD	4,492	312,365

	Shares	Value
Preferred Stocks (Cont.)
Germany (Cont.)
Porsche Automobil Holding SE PFD	3,773	$299,284
ProSiebenSat.1 Media AG PFD (b)	1,931	54,974
RWE AG-Non Voting PFD	986	50,397
Volkswagen AG PFD	3,605	745,498

		1,541,246

Total Preferred Stocks
(cost $709,710)		1,541,246

Short-term Investments (0.10%)
State Street Institutional U.S. Government Money Market Fund	293,137	293,137

Total Short-term Investments
(cost $293,137)		293,137

TOTAL INVESTMENTS (99.00%)
(cost $259,617,851)		286,410,284
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.00%)		2,884,621

NET ASSETS (100.00%)		$289,294,905

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At June 30, 2011, cash in the amount of $256,606 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

54	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$89,548,384	31.27
British Pound	60,756,066	21.21
Japanese Yen	57,501,705	20.08
Australian Dollar	24,783,774	8.65
Swiss Franc	23,907,077	8.35
Swedish Krona	8,967,147	3.13
Hong Kong Dollar	7,791,412	2.72
Singapore Dollar	4,804,374	1.68
Danish Krone	3,011,901	1.05
Norwegian Krone	2,581,440	0.90
Israeli Shekel	2,017,043	0.70
United States Dollar	402,987	0.14
New Zealand Dollar	336,974	0.12

Total Investments	$286,410,284	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$67,293,139	23.26
Industrials	36,786,745	12.72
Materials	32,401,607	11.20
Consumer Discretionary	30,155,481	10.42
Consumer Staples	29,112,647	10.06
Health Care	24,865,750	8.60
Energy	23,106,856	7.99
Telecommunication Services	15,604,534	5.39
Information Technology	13,448,753	4.65
Utilities	13,341,635	4.61

Total Stocks	286,117,147	98.90
Short-term Investments	293,137	0.10
Cash and Other Assets, Net of Liabilities	2,884,621	1.00

Net Assets	$289,294,905	100.00%

See accompanying notes to financial statements.	55

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Registered Investment Companies (99.42%)
State Farm Variable Product Trust Bond Fund (a)	2,930,975	$31,332,127
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,805,671	50,387,082

Total Registered Investment Companies
(cost $76,889,491)		81,719,209

TOTAL INVESTMENTS (99.42%)
(cost $76,889,491)		81,719,209
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.58%)		477,127

NET ASSETS (100.00%)		$82,196,336

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

56	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (62.56%)
Agriculture, Foods, & Beverage (6.35%)
HJ Heinz Co.
6.625%, 07/15/2011	$1,000,000	$1,001,543
Hershey Co.
5.300%, 09/01/2011	500,000	503,902
ConAgra Foods Inc.
6.750%, 09/15/2011	106,000	107,263
Kraft Foods Inc.
5.625%, 11/01/2011	129,000	131,065
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,040,921
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	527,764
General Mills Inc.
5.650%, 09/10/2012	500,000	528,290
HJ Heinz Co.
5.350%, 07/15/2013	500,000	542,606
Coca-Cola Enterprises Inc.
5.000%, 08/15/2013	500,000	542,738
Hershey Co.
5.450%, 09/01/2016	500,000	574,855
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,146,042
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,318,190
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,107,667
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,021,787

		11,094,633

Banks (3.67%)
Royal Bank of Canada
5.650%, 07/20/2011	500,000	500,988
Bank of America Corp.
5.375%, 08/15/2011	500,000	502,632
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,053,605
Wachovia Corp.
5.700%, 08/01/2013	500,000	543,216
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	553,976
US Bank NA
4.950%, 10/30/2014	500,000	547,092
Fifth Third Bank
4.750%, 02/01/2015	500,000	526,332
Wachovia Bank NA
5.600%, 03/15/2016	500,000	541,282
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	556,222
Bank of America NA
6.000%, 06/15/2016	500,000	530,453
Wachovia Corp.
5.750%, 06/15/2017	500,000	555,930

		6,411,728

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (2.27%)
Lafarge SA
6.150%, 07/15/2011	$500,000	$500,676
CRH America Inc.
5.625%, 09/30/2011	327,000	330,588
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	1,049,684
Masco Corp.
4.800%, 06/15/2015	500,000	496,809
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,097,669
Masco Corp.
5.850%, 03/15/2017	500,000	497,492

		3,972,918

Chemicals (2.22%)
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	1,053,814
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	535,672
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,144,101
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	568,507
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	576,980

		3,879,074

Commercial Service/Supply (0.63%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,094,101

Computers (0.67%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,162,645

Consumer & Marketing (3.13%)
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	516,496
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,085,537
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,119,467
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,127,444
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	590,144
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,040,933

		5,480,021

Electronic/Electrical Manufacturing (1.51%)
Emerson Electric Co.
5.750%, 11/01/2011	1,000,000	1,017,521

See accompanying notes to financial statements.	57

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.
5.000%, 02/01/2013	$1,000,000	$1,061,399
Emerson Electric Co.
5.125%, 12/01/2016	500,000	569,806

		2,648,726

Financial Services (3.74%)
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	501,515
American Express Co.
5.250%, 09/12/2011	500,000	504,310
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,075,294
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	544,317
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	543,714
5.375%, 10/20/2016	500,000	550,789
5.400%, 02/15/2017	500,000	546,782
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	573,820
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	582,948
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,121,350

		6,544,839

Health Care (8.82%)
Johnson & Johnson
5.150%, 08/15/2012	500,000	524,560
AstraZeneca PLC
5.400%, 09/15/2012	500,000	529,038
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	1,058,972
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,064,538
Schering-Plough Corp.
5.300%, 12/01/2013	500,000	552,868
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,118,844
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,086,707
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	556,852
Abbott Laboratories
5.875%, 05/15/2016	500,000	582,254
Baxter International Inc.
5.900%, 09/01/2016	500,000	585,995
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,132,901
Wyeth
5.450%, 04/01/2017	500,000	572,403
Amgen Inc.
5.850%, 06/01/2017	500,000	578,978

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Johnson & Johnson
5.550%, 08/15/2017	$500,000	$579,826
AstraZeneca PLC
5.900%, 09/15/2017	500,000	582,675
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	588,269
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	563,736
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,140,634
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,017,241
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,000,111

		15,417,402

Machinery & Manufacturing (2.72%)
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	514,130
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	808,218
Caterpillar Inc.
5.700%, 08/15/2016	500,000	578,164
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,125,616
Honeywell International Inc.
5.300%, 03/15/2017	500,000	567,018
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,168,795

		4,761,941

Media & Broadcasting (1.86%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,001,440
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,093,793
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,158,548

		3,253,781

Mining & Metals (3.12%)
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	517,842
BHP Finance USA
4.800%, 04/15/2013	1,000,000	1,068,784
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,094,956
Alcan Inc.
5.000%, 06/01/2015	500,000	550,223
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,063,990
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	568,449

58	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	$500,000	$583,954

		5,448,198

Oil & Gas (3.21%)
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	1,059,364
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	579,132
Apache Corp.
5.625%, 01/15/2017	500,000	576,619
Shell International Finance
5.200%, 03/22/2017	500,000	567,227
Canadian National Resources
5.700%, 05/15/2017	500,000	568,932
Weatherford International Inc.
6.350%, 06/15/2017	500,000	565,916
EOG Resources Inc.
5.875%, 09/15/2017	500,000	572,536
Husky Energy Inc.
6.200%, 09/15/2017	500,000	566,593
ConocoPhillips
5.200%, 05/15/2018	500,000	560,902

		5,617,221

Retailers (5.99%)
CVS Corp.
5.750%, 08/15/2011	500,000	502,874
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,035,570
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	529,832
Walgreen Co.
4.875%, 08/01/2013	500,000	541,227
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,128,824
Target Corp.
5.875%, 07/15/2016	1,000,000	1,169,141
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	576,646
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,143,828
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,139,734
Target Corp.
5.375%, 05/01/2017	500,000	571,360
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	561,588
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	576,284
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,004,822

		10,481,730

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (2.46%)
Telefonica Emisiones SAU
5.855%, 02/04/2013	$1,000,000	$1,060,446
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,101,698
Verizon Communications
5.500%, 04/01/2017	1,000,000	1,123,116
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,017,670

		4,302,930

Utilities & Energy (10.19%)
Duke Energy Corp.
6.250%, 01/15/2012	500,000	515,065
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	525,524
Appalachian Power Co.
5.650%, 08/15/2012	500,000	524,160
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	533,351
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,079,637
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,128,060
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,146,750
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	571,471
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	574,532
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,138,113
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,144,629
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,121,256
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	578,242
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,126,947
Union Electric Co.
6.400%, 06/15/2017	500,000	579,578
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	578,744
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	578,668
Florida Power Corp.
5.800%, 09/15/2017	500,000	581,092
Virginia Electric & Power
5.950%, 09/15/2017	500,000	583,772
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	559,364
Florida Power Corp.
5.650%, 06/15/2018	500,000	570,424

See accompanying notes to financial statements.	59

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacificorp
5.650%, 07/15/2018	$500,000	$569,506
Appalachian Power Co.
4.600%, 03/30/2021	500,000	503,563
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	998,094

		17,810,542

Total Corporate Bonds
(cost $99,657,516)		109,382,430

Government Agency Securities (a) (0.93%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,621,838

Total Government Agency Securities
(cost $1,480,764)		1,621,838

U.S. Treasury Obligations (29.45%)
U.S. Treasury Notes
3.875%, 02/15/2013	1,500,000	1,584,550
4.250%, 08/15/2014	5,000,000	5,526,170
4.000%, 02/15/2015	5,000,000	5,510,940
4.250%, 08/15/2015	10,000,000	11,163,280
3.250%, 03/31/2017	8,000,000	8,520,000
3.500%, 02/15/2018	10,000,000	10,728,910
3.625%, 02/15/2020	8,000,000	8,463,128

Total U.S. Treasury Obligations
(cost $49,839,032)		51,496,978

	Shares	Value
Short-term Investments (6.00%)
JPMorgan U.S. Government Money Market Fund	10,488,486	$10,488,486

Total Short-term Investments
(cost $10,488,486)		10,488,486

TOTAL INVESTMENTS (98.94%)
(cost $161,465,798)		172,989,732
OTHER ASSETS, NET OF LIABILITIES (1.06%)		1,857,893

NET ASSETS (100.00%)		$174,847,625

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

60	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (99.90%)
Agriculture, Foods, & Beverage (10.03%)
Coca-Cola Co. (a)
0.160%, 09/14/2011	$2,079,000	$2,078,307
Nestle Cap Corp. (b)
0.120%, 10/26/2011	1,067,000	1,066,584
Nestle Finance International Ltd.
0.110%, 08/24/2011	1,000,000	999,835

		4,144,726

Automotive (13.07%)
American Honda Finance Corp.
0.150%, 09/21/2011	1,000,000	999,658
PACCAR Financial Corp.
0.170%, 08/11/2011	989,000	988,809
0.150%, 09/06/2011	1,228,000	1,227,657
Toyota Motor Credit Corp.
0.140%, 07/07/2011	2,185,000	2,184,949

		5,401,073

Chemicals (5.14%)
E.I. du Pont de Nemours and Co. (b)
0.120%, 07/08/2011	2,125,000	2,124,950

Financial Services (5.00%)
General Electric Capital Corp.
0.120%, 07/19/2011	2,069,000	2,068,876

Government Agency Securities (c) (26.63%)
Federal Home Loan Bank Discount Note
0.070%, 08/29/2011	1,008,000	1,007,884
Federal Home Loan Mortgage Corp.
0.040%, 07/05/2011	1,000,000	999,996
0.075%, 07/25/2011	2,000,000	1,999,900
Federal National Mortgage Association
0.075%, 07/13/2011	2,000,000	1,999,950
Federal National Mortgage Discount Note
0.130%, 07/28/2011	3,000,000	2,999,708
0.085%, 08/22/2011	2,000,000	1,999,754

		11,007,192

Health Care (8.88%)
Abbott Laboratories
0.100%, 08/30/2011	2,069,000	2,068,655
Roche Holdings (b)
0.100%, 08/12/2011	1,600,000	1,599,813

		3,668,468

Machinery & Manufacturing (5.30%)
John Deere Capital Corp. (b)
0.120%, 07/08/2011	2,190,000	2,189,949

	Principal amount	Value
Short-term Investments (Cont.)
Oil & Gas (5.14%)
Chevron Corp.
0.060%, 07/06/2011	$1,125,000	$1,124,991
Exxon Mobil Corp.
0.060%, 08/04/2011	1,000,000	999,943

		2,124,934

	Shares	Value
Registered Investment Companies (1.05%)
JPMorgan U.S. Government Money Market Fund	433,861	$433,861

	Principal amount	Value
Retailers (5.14%)
Wal-Mart Stores Inc. (b)
0.080%, 07/15/2011	$2,125,000	$2,124,935

U.S. Government Obligations (14.52%)
U.S. Treasury Bill
0.051%, 07/21/2011	3,000,000	2,999,915
0.063%, 07/28/2011	3,000,000	2,999,858

		5,999,773

Total Short-term Investments
(cost $41,288,737)		41,288,737

TOTAL INVESTMENTS (99.90%)
(cost $41,288,737)		41,288,737
OTHER ASSETS, NET OF LIABILITIES (0.10%)		40,577

NET ASSETS (100.00%)		$41,329,314

(a)	Security is exempt from registration under Section 4(2) of the Securities Act of 1933. This security was purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of this security was $2,078,307 or 5.03% of net assets.

(b)	Security is exempt from registration under Section 4(2) of the Securities Act of 1933. This security was purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	61

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2011

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$33,601,366	36,729,445	35,989,165

Investments in securities at market value	$38,980,421	44,679,127	41,190,653
Cash	—	—	—
Foreign currencies at value (cost $19,457 and $1,873,249, respectively)	—	—	19,515
Receivable for:
Dividends and interest	41,639	36,615	125,389
Shares of the Fund sold	12,570	13,288	7,494
Securities sold	—	262,147	98,141
Due from broker	—	—	—
SFIMC	1,298	2,014	10,227
Variation margin	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	1,492
Prepaid expenses	2,370	2,725	2,495

Total assets	39,038,298	44,995,916	41,455,406

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	943	—	—
Securities purchased	—	401,452	254,561
Securities sold short, at value (proceeds of $102,429 and $87,074, respectively)	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	101,067
Due to affiliates	21,867	31,427	30,494
Accrued liabilities	17,448	20,013	65,211

Total liabilities	40,258	452,892	451,333

Net assets applicable to shares outstanding of common stock	$38,998,040	44,543,024	41,004,073

Fund shares outstanding (no par value, unlimited number of shares authorized)	4,798,194	4,218,419	4,076,105
Net asset value, offering price and redemption price per share	$8.13	10.56	10.06

Analysis of Net Assets
Paid-in-capital	$47,530,181	42,446,738	43,626,468
Accumulated net realized gain (loss)	(14,347,161)	(6,012,626)	(8,377,705)
Net unrealized appreciation (depreciation)	5,379,055	7,949,682	5,111,921
Accumulated undistributed net investment income (loss)	435,965	159,230	643,389

Net assets applicable to shares outstanding	$38,998,040	44,543,024	41,004,073

(a)	Relates to investments in affiliated investment companies.

62	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

478,733,449	225,690,881	259,617,851	76,889,491(a)	161,465,798	41,288,737

488,387,269	248,982,434	286,410,284	81,719,209(a)	172,989,732	41,288,737
69	55,136	—	459,578	—	—
—	—	1,872,170	—	—	—

619,787	297,144	1,152,378	—	2,069,137	6
86,651	68,531	65,275	18,539	14,458	94,382
53,638	752,426	10,056	—	—	—
102,429	87,074	—	—	—	—
—	1,763	—	24,035	—	15,674
11,200	51,502	108,008	—	—	—
—	—	77	—	—	—
27,448	16,170	22,722	4,801	8,652	2,802

489,288,491	250,312,180	289,640,970	82,226,162	175,081,979	41,401,601

34,190	—	30,767	990	96,785	24,420
—	—	30,022	—	—	—

102,429	87,074	—	—	—	—
—	—	409	—	—	—
121,877	88,398	136,387	2,174	78,306	16,244
104,486	176,252	148,480	26,662	59,263	31,623

362,982	351,724	346,065	29,826	234,354	72,287

488,925,509	249,960,456	289,294,905	82,196,336	174,847,625	41,329,314

36,928,577	21,775,682	22,437,453	6,358,105	16,353,783	41,330,417
13.24	11.48	12.89	12.93	10.69	1.00

467,274,982	217,050,557	257,983,712	74,386,371	164,422,069	41,330,416
7,791,778	8,543,103	768,654	505,776	(1,098,378)	(1,102)
9,689,068	23,595,037	26,977,211	4,829,718	11,523,934	—
4,169,681	771,759	3,565,328	2,474,471	—	—

488,925,509	249,960,456	289,294,905	82,196,336	174,847,625	41,329,314

See accompanying notes to financial statements.	63

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2011

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$331,379	216,476	692,898
Interest	6	6	27

	331,385	216,482	692,925
Less: foreign withholding taxes	(251)	(292)	(72,266)

Total investment income	331,134	216,190	620,659
Expenses:
Investment advisory and management fees	114,203	171,553	161,475
Professional fees	16,004	18,388	17,447
Reports to shareholders	4,392	5,072	5,087
Custodian fees	2,374	4,859	74,755
Errors and omissions insurance	1,383	1,502	1,466
Securities valuation fees	1,209	1,698	6,683
Trustees’ fees and expenses	961	1,043	912
Regulatory fees	380	380	380
ICI dues	215	235	223
Fidelity bond expense	66	83	104
License index fees	—	—	—

Total expenses	141,187	204,813	268,532
Less: expense reimbursement from SFIMC (b)	(7,951)	(11,815)	(66,687)

Net expenses	133,236	192,998	201,845

Net investment income	197,898	23,192	418,814
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	1,760,824	3,287,113	1,449,153
Net realized gain (loss) on forward foreign currency contracts	—	—	(5,896)
Net realized gain (loss) on foreign currency transactions	—	—	(3,434)
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	643,579	531,426	(571,040)

Net realized and unrealized gain (loss) on investments	2,404,403	3,818,539	868,783

Net change in net assets resulting from operations	$2,602,301	3,841,731	1,287,597

(a)	Relates to investments in affiliated investment companies.

(b)	For the Money Market Fund, this amount includes $75,977 of additional voluntary fee waivers by SFIMC. See Note 3 under Transactions with affiliates.

64	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

4,795,750	1,129,484	6,676,803	527,442(a)	—	—
740	1,190	978	—	3,470,787	28,305

4,796,490	1,130,674	6,677,781	527,442	3,470,787	28,305
—	(94)	(593,795)	—	—	—

4,796,490	1,130,580	6,083,986	527,442	3,470,787	28,305

633,480	495,292	785,080	—	431,238	83,426
29,574	28,133	28,094	10,735	20,224	13,997
45,130	45,968	41,227	12,839	24,062	14,619
9,043	3,502	83,787	39	1,274	710
16,478	9,167	13,063	3,081	5,354	1,715
3,124	11,293	6,384	—	10,877	—
11,237	5,688	6,294	1,976	4,038	1,055
980	380	380	380	380	188
2,972	1,424	2,110	—	1,168	318
1,011	566	680	145	249	76
20,927	22,969	4,983	—	—	—

773,956	624,382	972,082	29,195	498,864	116,104
(9,043)	(5,267)	—	(29,195)	—	(87,799)

764,913	619,115	972,082	—	498,864	28,305

4,031,577	511,465	5,111,904	527,442	2,971,923	—

6,305,163	13,250,304	1,216,486	2,333(a)	127	—
—	—	74,420	—	—	—
—	—	(5,086)	—	—	—
87,233	(79,738)	(110,868)	—	—	—
(6,410)	227,832	108,588	—	—	—
17,467,644	700,853	8,553,764	3,168,958(a)	1,296,220	—

23,853,630	14,099,251	9,837,304	3,171,291	1,296,347	—

27,885,207	14,610,716	14,949,208	3,698,733	4,268,270	—

See accompanying notes to financial statements.	65

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2011 (Unaudited) and the Year ended December 31, 2010	2011	2010
From operations:
Net investment income	$197,898	289,709
Net realized gain (loss)	1,760,824	1,524,765
Change in net unrealized appreciation or depreciation	643,579	2,512,004

Net change in net assets resulting from operations	2,602,301	4,326,478
Distributions to shareholders from and in excess of:
Net investment income	—	(300,761)
Net realized gain	—	—

Total distributions to shareholders	—	(300,761)
From Fund share transactions:
Proceeds from shares sold	845,638	1,777,059
Reinvestment of distributions	—	300,761

	845,638	2,077,820
Less payments for shares redeemed	(963,672)	(1,091,897)

Net increase (decrease) in net assets from Fund share transactions	(118,034)	985,923

Total increase (decrease) in net assets	2,484,267	5,011,640

Net assets:
Beginning of period	36,513,773	31,502,133

End of period*	$38,998,040	36,513,773

*Including accumulated undistributed net investment income (loss)	$435,965	238,067

Share Information
Sold	105,839	257,110
Issued in reinvestment of distributions	—	39,626
Redeemed	(120,334)	(158,338)

Net increase (decrease)	(14,495)	138,398

66	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund			Large Cap Equity Index Fund	Small Cap Equity Index Fund
2011	2010	2011	2010	2011	2010	2011	2010

23,192	125,762	418,814	369,577	4,031,577	7,734,984	511,465	1,802,863
3,287,113	4,928,287	1,439,823	(487,615)	6,392,396	10,153,123	13,170,566	5,734,251
531,426	2,785,290	(571,040)	4,555,050	17,461,234	44,504,119	928,685	44,398,206

3,841,731	7,839,339	1,287,597	4,437,012	27,885,207	62,392,226	14,610,716	51,935,320

—	(98,981)	—	(700,700)	—	(7,799,384)	—	(1,749,078)
—	—	—	—	—	(5,133,943)	—	—

—	(98,981)	—	(700,700)	—	(12,933,327)	—	(1,749,078)

1,130,929	1,694,128	411,467	1,175,275	2,497,890	5,808,968	1,312,810	2,255,081
—	98,981	—	700,700	—	12,933,327	—	1,749,078

1,130,929	1,793,109	411,467	1,875,975	2,497,890	18,742,295	1,312,810	4,004,159
(983,991)	(1,338,076)	(666,112)	(811,398)	(20,097,811)	(34,988,978)	(10,200,784)	(17,965,921)

146,938	455,033	(254,645)	1,064,577	(17,599,921)	(16,246,683)	(8,887,974)	(13,961,762)

3,988,669	8,195,391	1,032,952	4,800,889	10,285,286	33,212,216	5,722,742	36,224,480

40,554,355	32,358,964	39,971,121	35,170,232	478,640,223	445,428,007	244,237,714	208,013,234

44,543,024	40,554,355	41,004,073	39,971,121	488,925,509	478,640,223	249,960,456	244,237,714

159,230	136,038	643,389	224,575	4,169,681	138,104	771,759	260,294

108,951	205,398	41,692	133,502	190,543	502,442	116,412	242,671
—	10,183	—	71,867	—	1,043,852	—	159,879
(96,161)	(160,199)	(66,345)	(92,789)	(1,539,006)	(3,028,571)	(905,946)	(1,924,648)

12,790	55,382	(24,653)	112,580	(1,348,463)	(1,482,277)	(789,534)	(1,522,098)

See accompanying notes to financial statements.	67

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2011 (Unaudited) and the Year ended December 31, 2010	2011	2010
From operations:
Net investment income	$5,111,904	5,718,558
Net realized gain (loss)	1,174,952	3,403,555
Change in net unrealized appreciation or depreciation	8,662,352	9,294,814

Net change in net assets resulting from operations	14,949,208	18,416,927
Distributions to shareholders from and in excess of:
Net investment income	—	(6,018,912)
Net realized gain	—	—

Total distributions to shareholders	—	(6,018,912)
From Fund share transactions:
Proceeds from shares sold	1,547,024	3,318,566
Reinvestment of distributions	—	6,018,912

	1,547,024	9,337,478
Less payments for shares redeemed	(7,262,245)	(14,546,395)

Net increase (decrease) in net assets from Fund share transactions	(5,715,221)	(5,208,917)

Total increase (decrease) in net assets	9,233,987	7,189,098

Net assets:
Beginning of period	280,060,918	272,871,820

End of period*	$289,294,905	280,060,918

*Including accumulated undistributed net investment income (loss)	$3,565,328	(1,546,576)

Share Information
Sold	121,633	293,353
Issued in reinvestment of distributions	—	489,342
Redeemed	(571,259)	(1,274,876)

Net increase (decrease)	(449,626)	(492,181)

68	See accompanying notes to financial statements.

Stock and Bond Balanced Fund		Bond Fund		Money Market Fund
2011	2010	2011	2010	2011	2010

527,442	1,947,114	2,971,923	6,482,881	—	—
2,333	539,487	127	332,535	—	—
3,168,958	5,952,984	1,296,220	2,618,323	—	—

3,698,733	8,439,585	4,268,270	9,433,739	—	—

—	(2,036,325)	(2,971,923)	(6,482,881)	—	—
—	(38,149)	—	—	—	—

—	(2,074,474)	(2,971,923)	(6,482,881)	—	—

1,111,709	2,057,552	1,971,689	7,365,655	1,946,660	4,387,253
—	2,074,474	2,971,923	6,482,881	—	—

1,111,709	4,132,026	4,943,612	13,848,536	1,946,660	4,387,253
(3,646,458)	(6,152,149)	(5,112,840)	(13,459,035)	(3,431,695)	(7,941,839)

(2,534,749)	(2,020,123)	(169,228)	389,501	(1,485,035)	(3,554,586)

1,163,984	4,344,988	1,127,119	3,340,359	(1,485,035)	(3,554,586)

81,032,352	76,687,364	173,720,506	170,380,147	42,814,349	46,368,935

82,196,336	81,032,352	174,847,625	173,720,506	41,329,314	42,814,349

2,474,471	1,947,029	—	—	—	—

86,945	174,950	185,786	695,449	1,946,660	4,387,253
—	174,619	279,201	607,607	—	—
(285,979)	(524,783)	(480,764)	(1,261,371)	(3,431,695)	(7,941,839)

(199,034)	(175,214)	(15,777)	41,685	(1,485,035)	(3,554,586)

See accompanying notes to financial statements.	69

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of June 30, 2011. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)¹ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities
•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks and closed-end registered investment companies traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of June 30, 2011:

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$38,229,039	$—	$—	$38,229,039
Short-term Investments	751,382	—	—	751,382
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	44,037,028	—	—	44,037,028
Registered Investment Companies	298,645	—	—	298,645
Short-term Investments	343,454	—	—	343,454
International Equity Fund					—	(99,575)	—	(99,575)
Common Stocks (a)	—	38,772,225	—	38,772,225
Preferred Stocks (a)	—	1,394,780	—	1,394,780
Short-term Investments	1,023,648	—	—	1,023,648
Large Cap Index Fund					35,248	—	—	35,248
Common Stocks (a)	487,425,297	—	—	487,425,297
Short-term Investments	—	961,972	—	961,972
Small Cap Index Fund					303,484	—	—	303,484
Common Stocks (a)	241,320,456	422	—	241,320,878
Registered Investment Companies	1,905,723	—	—	1,905,723
Short-term Investments	—	5,755,833	—	5,755,833
International Index Fund					108,008	(332)	—	107,676
Common Stocks (a)	—	284,575,901	0	284,575,901
Preferred Stocks (a)	—	1,541,246	—	1,541,246
Short-term Investments	293,137	—	—	293,137
Balanced Fund					—	—	—	—
Registered Investment Companies	81,719,209	—	—	81,719,209

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds	$—	$109,382,430	$—	$109,382,430
Government Agency Securities	—	1,621,838	—	1,621,838
U.S. Treasury Obligations	—	51,496,978	—	51,496,978
Short-term Investments	10,488,486	—	—	10,488,486
Money Market Fund					—	—	—	—
Short-term Investments	433,861	40,854,876	—	41,288,737
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2010, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On June 30, 2011, substantially all of the common stocks and preferred stocks in theses Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on June 30, 2011 at $40,167,005 were transferred from Level 1 to Level 2 in the International Equity Fund and $286,117,147 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund. For the remaining Funds, there were no significant transfers of securities between Level 1 and Level 2 as of June 30, 2011 as compared to December 31, 2010.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2010	$4,130
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,752
Purchases	—
Sales	—
Transfers in (a)	—
Transfers out (a)	(9,882)

Balance as of June 30, 2011	$0

(a) Using the end of the reporting period method for determining when transfers between levels are recognized

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2010 or for the period ended June 30, 2011. The remaining Funds did not hold any Level 3 securities as of December 31, 2010, or for the period ended June 30, 2011.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Standard Time). The net asset value per share is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of December 31, 2010, the Trust’s management completed a review of tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination.

As of June 30, 2011, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$33,654,288	$6,409,146	$(1,083,013)	$5,326,133
Small/Mid Cap Equity Fund	36,800,429	8,630,624	(751,926)	7,878,698
International Equity Fund	36,536,341	6,494,544	(1,840,232)	4,654,312
Large Cap Index Fund	479,194,483	128,963,958	(119,771,172)	9,192,786
Small Cap Index Fund	225,851,277	60,736,950	(37,605,793)	23,131,157
International Index Fund	261,656,258	81,849,440	(57,095,414)	24,754,026
Balanced Fund	76,890,379	4,828,830	—	4,828,830
Bond Fund	161,465,798	11,527,333	(3,399)	11,523,934
Money Market Fund	41,288,737	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

At December 31, 2010, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	Small Cap Index Fund	International Index Fund	Bond Fund	Money Market Fund
2013	$—	$—	$—	$—	$—	$39,762	$1,102
2015	—	—	—	—	—	160,986	—
2016	9,275,314	90,143	4,914,418	—	—	—	—
2017	6,789,243	9,147,918	3,776,139	4,362,975	300,651	897,757	—
2018	—	—	924,322	—	—	—	—

Total:	$16,064,557	$9,238,061	$9,614,879	$4,362,975	$300,651	$1,098,505	$1,102

As of December 31, 2010, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$238,067	$—	$4,692,048	$(16,064,557)	$(11,134,442)
Small/Mid Cap Equity Fund	119,533	—	7,373,083	(9,238,061)	(1,745,445)
International Equity Fund	711,198	—	5,105,525	(9,726,715)	(3,909,992)
Large Cap Index Fund	251,684	1,765,333	(8,251,697)	—	(6,234,680)
Small Cap Index Fund	15,000	—	22,647,574	(4,363,391)	18,299,183
International Index Fund	416,951	—	16,271,174	(326,140)	16,361,985
Balanced Fund	1,949,668	519,081	1,642,483	—	4,111,232
Bond Fund	—	—	10,227,714	(1,098,505)	9,129,209
Money Market Fund	—	—	—	(1,102)	(1,102)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2010 relate to current year estimates for return of capital transactions, accumulated capital losses, post-October loss deferrals, short term capital gains and mark-to-market of Passive Foreign Investment Companies (“PFICs”), and/or forward foreign currency and futures contract adjustments.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

For the year ended December 31, 2010, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Small/Mid Cap Equity Fund	$—	$(3,807)	$—	$3,807
International Equity Fund	—	(105,473)	—	105,473
Large Cap Index Fund	—	10,406	—	(10,406)
Small Cap Index Fund	416	79,849	—	(80,265)
International Index Fund	—	(210,512)	—	210,512

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The tax character of distributions for certain Funds was as follows for the year ended December 31, 2010.

2010	Ordinary Income	Long-term Capital Gain	Total
Balanced Fund	$2,041,655	$32,819	$2,074,474

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended December 31, 2010.

The International Equity Fund, Small Cap Index Fund, and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $205,787 during 2010 and realized gains of $146,991 during 2010 as ordinary income for federal income tax purposes. The Small Cap Index Fund recognized unrealized appreciation (depreciation) of $(206) during 2010 and realized gains of $665 during 2010 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of $117,674 during 2010 and realized gains of $116,603 during 2010 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2010, was $455,386 for the International Equity Fund and $1,938,038 for the International Index Fund.

From November 1, 2010 through December 31, 2010, the International Equity Fund incurred $29,072 in PFIC losses, $2,194 in foreign exchange losses, and $80,572 in long-term realized losses, and the International Index Fund incurred $25,489 in foreign exchange losses. As permitted by tax regulation, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2011.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2011. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a rate equal to the current 30-day A1+/P1 Commerical Paper Index. The Funds did not borrow under the Line of Credit Agreement during the period ending June 30, 2011.

Financial Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In order to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Equity Fund engaged in portfolio hedging in order to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling foward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 5 under Futures and foreign currency contracts.

As of June 30, 2011, the fair value of derivative instruments, which are also disclosed in Note 5 under Futures and foreign currency contracts, were as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments (a)	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$1,492		Unrealized loss on forward foreign currency contracts	$101,067

Total			$1,492			$101,067

Large Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$35,248	(b)	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$35,248			$—

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$303,484	(b)	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$303,484			$—

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$77		Unrealized loss on forward foreign currency contracts	$409
International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	108,008		Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	—

Total			$108,085			$409

(a) For open derivative instruments as of June 30, 2011, see Note 5 under Futures and foreign currency contracts, which is indicative of derivative activity volume for the period ended June 30, 2011.
(b) Represents cumulative unrealized gain (loss) on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2011, the effect of derivative instruments on the Statement of Operations were as follows:

		Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(5,896)	$—	$(99,547)
Large Cap Index Fund	Stock Index Futures Contracts	87,233	—	(6,410)	—
Small Cap Index Fund	Stock Index Futures Contracts	(79,738)	—	227,831	—
International Index Fund	Forward Foreign Currency Contracts	—	74,420	—	(332)
International Index Fund	Stock Index Futures Contracts	(110,868)	—	108,588	—

New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for reporting periods beginning after December 15, 2011. This update changes the

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. They also clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. At this time, the Trust’s management is evaluating the impact these amendments may have on the Trust’s financial statements, if any.

3.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund (a)	0.26% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

(a) Effective September 1, 2011, the management fee for the Large Cap Equity Index Fund decreases from 0.26% to 0.24% of the Fund’s average daily net assets.

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by that Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund, (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees.

Beginning in early February 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC has been voluntarily waiving portions of its fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross, BlackRock, and Rainier determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For the six months ended June 30, 2011, the following fees were earned by BlackRock, Bridgeway, Rainier, Westwood, Marisco, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

	BlackRock	Bridgeway	Rainier	Westwood	Marsico	Northern Cross
Large Cap Equity Fund	$—	$42,810	$—	$34,289	$—	$—
Small Mid/Cap Equity Fund	—	62,284	65,224	—	—	—
International Equity Fund	—	—	—	—	50,989	59,326
Large Cap Index Fund	121,853	—	—	—	—	—
Small Cap Index Fund	123,883	—	—	—	—	—
International Index Fund	142,767	—	—	—	—	—

Total Sub-Advisory Fees	$388,503	$105,094	$65,224	$34,289	$50,989	$59,326

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

4.	Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

	Six-Months Ended June 30, 2011
	Purchases	Sales
Large Cap Equity Fund	$8,390,252	$8,360,409
Small/Mid Cap Equity Fund	18,203,106	17,597,604
International Equity Fund	12,421,503	12,610,558
Large Cap Index Fund	7,862,421	19,620,648
Small Cap Index Fund	27,450,968	37,578,949
International Index Fund	3,979,629	6,180,843
Balanced Fund	1,884,378	4,156,936
Bond Fund	15,796,790	17,000,000

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

5.	Futures and foreign currency contracts

As of June 30, 2011, the International Equity and International Index Funds had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund

Foreign Amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar Amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
8,544	British Pound	Barclays Bank PLC Wholesale	07/01/2011	(13,674)	$39	$—
11,803	British Pound	Barclays Bank PLC Wholesale	07/01/2011	(18,958)	—	(15)
12,802	British Pound	Barclays Bank PLC Wholesale	07/01/2011	(20,575)	—	(27)
48,925	British Pound	Barclays Bank PLC Wholesale	07/01/2011	(78,289)	233	—
11,859	British Pound	Credit Suisse London Branch (GFX)	07/05/2011	(19,059)	—	(27)
13,261	British Pound	Credit Suisse London Branch (GFX)	07/01/2011	(21,212)	71	—
13,081,480	Japanese Yen	State Street Bank and Trust Company	07/08/2011	(161,888)	607	—
1,771,837	Japanese Yen	UBS AG	07/01/2011	(21,929)	80	—
1,799,712	Japanese Yen	UBS AG	07/05/2011	(22,410)	—	(54)
1,989,285	Japanese Yen	UBS AG	07/01/2011	(24,620)	90	—
(75,611,881)	Japanese Yen	State Street Bank and Trust Company	07/08/2011	889,489	—	(49,744)
(72,997,149)	Japanese Yen	State Street Bank and Trust Company	07/08/2011	855,554	—	(51,200)
(25,080)	Swiss Franc	Credit Suisse London Branch (GFX)	07/01/2011	30,202	372	—

				Total	$1,492	$(101,067)

International Index Fund

Foreign Amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar Amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
56,103	Australian Dollar	Deutsche Bank AG London	07/05/2011	(60,109)	$65	$—
38,865	British Pound	Deutsche Bank AG London	07/05/2011	(62,444)	—	(68)
36,784	Danish Krone	Deutsche Bank AG London	07/05/2011	(7,156)	—	(4)
63,012	Hong Kong Dollar	Deutsche Bank AG London	07/05/2011	(8,097)	—	—
13,275	Israeli Shekel	Deutsche Bank AG London	07/05/2011	(3,907)	—	(5)
141,729	Swedish Krona	Deutsche Bank AG London	07/05/2011	(22,416)	—	(9)
47,657	Swiss Franc	Deutsche Bank AG London	07/05/2011	(56,721)	—	(37)
(14,475)	Euro	Deutsche Bank AG London	07/05/2011	21,003	12	—
(12,765,219)	Japanese Yen	Deutsche Bank AG London	07/05/2011	158,279	—	(285)
(6,659)	Singapore Dollar	Deutsche Bank AG London	07/05/2011	5,420	—	(1)

				Total	$77	$(409)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2011:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	20	$1,280,252	$1,315,500	Long	September ‘11	$35,248

Small Cap Index Fund	Russell 2000 Index Mini	82	6,464,796	6,768,280	Long	September ‘11	$303,484

International Index Fund	TOPIX Index	6	602,869	633,128	Long	September ‘11	30,259
International Index Fund	DJ Euro Stoxx 50	30	1,194,633	1,239,008	Long	September ‘11	44,375
International Index Fund	FTSE 100 Index	9	831,176	852,590	Long	September ‘11	21,414
International Index Fund	E-Mini MSCI EAFE Index	4	331,220	343,180	Long	September ‘11	11,960

Total							$108,008

(1)

“Standard & Poor’s ®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000®Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE®Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2011 (Unaudited)		Year ended December 31,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$7.59		$6.74	5.59	9.82	11.43	10.33

Income from Investment Operations
Net investment income (a)	0.04		0.06	0.07	0.18	0.26	0.20
Net gain (loss) on investments (both realized and unrealized)	0.50		0.85	1.15	(4.22)	(1.00)	1.45

Total from investment operations	0.54		0.91	1.22	(4.04)	(0.74)	1.65

Less Distributions
Net investment income	—		(0.06)	(0.07)	(0.13)	(0.24)	(0.18)
Net realized gain	—		—	—	(0.06)	(0.63)	(0.37)

Total distributions	—		(0.06)	(0.07)	(0.19)	(0.87)	(0.55)

Net asset value, end of period	$8.13		$7.59	6.74	5.59	9.82	11.43

Total Return (b)	7.11%		13.55%	21.84%	(41.12)%	(6.55)%	15.91%

Net assets, end of period (millions)	$39.0		$36.5	31.5	25.1	40.2	36.6

Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.04	%(c)	0.89%	1.24%	2.30%	2.24%	1.83%

Ratios to average net assets absent expense reductions
Expenses	0.74	%(c)	0.75%	0.78%	0.74%	0.70%	0.71%
Net investment income	1.00	%(c)	0.84%	1.16%	2.26%	2.24%	1.82%

Portfolio turnover rate	44	%(c)	57%	70%	144%	40%	34%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	81

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2011 (Unaudited)			Year ended December 31,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.64		$7.80	6.00	11.28	10.79	9.64
Income from Investment Operations
Net investment income (a)(b)	0.01		0.03	0.03	0.01	—	—
Net gain (loss) on investments (both realized and unrealized)	0.91		1.83	1.78	(5.14)	1.71	1.41

Total from investment operations	0.92		1.86	1.81	(5.13)	1.71	1.41

Less Distributions
Net investment income (c)	—		(0.02)	(0.01)	—	—	—
Net realized gain	—		—	—	(0.15)	(1.22)	(0.26)

Total distributions	—		(0.02)	(0.01)	(0.15)	(1.22)	(0.26)

Net asset value, end of period	$10.56		$9.64	7.80	6.00	11.28	10.79

Total Return (d)	9.54%		23.89%	30.12%	(45.36)%	15.81%	14.58%

Net assets, end of period (millions)	$44.5		$40.6	32.4	24.0	41.2	30.4

Ratios to average net assets assuming expense reductions
Expenses	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.11	%(e)	0.36%	0.42%	0.10%	0.04%	0.00%

Ratios to average net assets absent expense reductions
Expenses	0.96	%(e)	0.99%	1.02%	0.97%	0.97%	0.95%
Net investment income	0.05	%(e)	0.27%	0.30%	0.03%	(0.03)%	(0.05)%

Portfolio turnover rate	81	%(e)	108%	131%	101%	96%	161%

(a)	Net investment income represents less than $0.01 per share in 2007 and 2006.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions from net investment income represent less than $0.01 per share in 2008, 2007, and 2006.

(d)	Total return is not annualized for periods that are less than a full year.

(e)	Determined on an annualized basis.

82	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2011			Year ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.75		$8.82	6.55	12.84	12.93	11.63

Income from Investment Operations
Net investment income (a)	0.10		0.09	0.09	0.21	0.17	0.19
Net gain (loss) on investments (both realized and unrealized)	0.21		1.01	2.36	(6.26)	1.30	2.05

Total from investment operations	0.31		1.10	2.45	(6.05)	1.47	2.24

Less Distributions
Net investment income (b)	—		(0.17)	(0.18)	—	(0.22)	(0.27)
Net realized gain	—		—	—	(0.24)	(1.34)	(0.67)

Total distributions	—		(0.17)	(0.18)	(0.24)	(1.56)	(0.94)

Net asset value, end of period	$10.06		$9.75	8.82	6.55	12.84	12.93

Total Return (c)	3.18%		12.52%	37.35%	(47.03)%	11.10%	19.23	%(d)

Net assets, end of period (millions)	$41.0		$40.0	35.2	25.1	47.2	38.9

Ratios to average net assets assuming expense reductions
Expenses	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.07	%(e)	1.05%	1.19%	2.08%	1.23%	1.48%

Ratios to average net assets absent expense reductions
Expenses	1.33	%(e)	1.36%	1.53%	1.38%	1.23%	1.22%
Net investment income	1.74	%(e)	0.69%	0.66%	1.70%	1.00%	1.26%

Portfolio turnover rate	62	%(e)	66%	65%	157%	49%	30%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2008.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Based upon net asset value of $12.93, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.95, which caused the total return for the year ended December 31, 2006 to be equivalent to 19.41%.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	83

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2011				Year ended December 31,
	(Unaudited)		2010		2009		2008		2007		2006
Net asset value, beginning of period	$12.50		$11.20		9.04		14.83		14.37		12.63

Income from Investment Operations
Net investment income (a)	0.11		0.20		0.19		0.25		0.25		0.22
Net gain (loss) on investments (both realized and unrealized)	0.63		1.45		2.16		(5.76)		0.50		1.74

Total from investment operations	0.74		1.65		2.35		(5.51)		0.75		1.96

Less Distributions
Net investment income	—		(0.21)		(0.19)		(0.25)		(0.25)		(0.22)
Net realized gain	—		(0.14)		—		(0.03)		(0.04)		—

Total distributions	—		(0.35)		(0.19)		(0.28)		(0.29)		(0.22)

Net asset value, end of period	$13.24		$12.50		11.20		9.04		14.83		14.37

Total Return (b)	5.92%		14.73%		26.07%		(37.14)%		5.23%		15.49%

Net assets, end of period (millions)	$488.9		$478.6		445.4		368.2		613.1		599.2

Ratios to average net assets
Expenses	0.31	%(c)(d)	0.32	%(d)	0.32	%(d)	0.32	%(d)	0.31	%(d)	0.31%
Net investment income	1.65	%(c)	1.75%		2.02%		2.00%		1.65%		1.64%

Portfolio turnover rate	3	%(c)	5%		5%		5%		4%		3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	The effect of expense reimbursements is less than 0.005%.

84	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.82		$8.64	6.89	11.57	12.94	11.95

Income from Investment Operations
Net investment income (a)	0.02		0.08	0.07	0.10	0.15	0.11
Net gain (loss) on investments (both realized and unrealized)	0.64		2.18	1.75	(4.09)	(0.43)	2.02

Total from investment operations	0.66		2.26	1.82	(3.99)	(0.28)	2.13

Less Distributions
Net investment income	—		(0.08)	(0.06)	(0.09)	(0.14)	(0.10)
Net realized gain	—		—	(0.01)	(0.60)	(0.95)	(1.04)

Total distributions	—		(0.08)	(0.07)	(0.69)	(1.09)	(1.14)

Net asset value, end of period	$11.48		$10.82	8.64	6.89	11.57	12.94

Total Return (b)	6.10%		26.12%	26.39%	(34.05)%	(2.22)%	17.75%

Net assets, end of period (millions)	$250.0		$244.2	208.0	172.1	276.2	292.2

Ratios to average net assets assuming expense reductions
Expenses	0.50	%(c)	0.50%	0.50%	0.50%	0.49%	0.49%
Net investment income	0.41	%(c)	0.83%	0.94%	1.00%	1.15%	0.81%

Ratios to average net assets absent expense reductions
Expenses	0.50	%(c)	0.52%	0.53%	0.51%	0.50%	0.49%
Net investment income	0.41	%(c)	0.81%	0.91%	0.99%	1.14%	0.81%

Portfolio turnover rate	22	%(c)	13%	22%	20%	20%	23%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	85

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.24		$11.67	9.35	17.11	16.32	13.57

Income from Investment Operations
Net investment income (a)	0.23		0.25	0.24	0.41	0.38	0.33
Net gain (loss) on investments (both realized and unrealized)	0.42		0.59	2.37	(7.63)	1.30	3.09

Total from investment operations	0.65		0.84	2.61	(7.22)	1.68	3.42

Less Distributions
Net investment income	—		(0.27)	(0.29)	(0.25)	(0.47)	(0.41)
Net realized gain (b)	—		—	—	(0.29)	(0.42)	(0.26)

Total distributions	—		(0.27)	(0.29)	(0.54)	(0.89)	(0.67)

Net asset value, end of period	$12.89		$12.24	11.67	9.35	17.11	16.32

Total Return (c)	5.31%		7.18%	28.01%	(42.13)%	10.04%	25.20	%(d)

Net assets, end of period (millions)	$289.3		$280.1	272.9	220.1	394.5	366.6

Ratios to average net assets
Expenses	0.68	%(e)	0.67%	0.71%	0.75%	0.71%	0.72%
Net investment income	3.58	%(e)	2.19%	2.42%	2.95%	2.19%	2.16%

Portfolio turnover rate	3	%(e)	4%	4%	5%	6%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Based upon net asset value of $16.32, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $16.35, which caused the total returns for the year ended December 31, 2006 to be equivalent to 25.43%.

(e)	Determined on an annualized basis.

86	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2011		Year ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$12.36		$11.39	9.76	13.33	12.96	11.96

Income from Investment Operations
Net investment income (a)	0.08		0.30	0.30	0.38	0.36	0.33
Net gain (loss) on investments (both realized and unrealized)	0.49		1.00	1.74	(3.48)	0.39	0.98

Total from investment operations	0.57		1.30	2.04	(3.10)	0.75	1.31

Less Distributions
Net investment income	—		(0.32)	(0.41)	(0.39)	(0.34)	(0.31)
Net realized gain (b)	—		(0.01)	—	(0.08)	(0.04)	—

Total distributions	—		(0.33)	(0.41)	(0.47)	(0.38)	(0.31)

Net asset value, end of period	$12.93		$12.36	11.39	9.76	13.33	12.96

Total Return (c)	4.61%		11.46%	21.06%	(23.14)%	5.73%	11.03%

Net assets, end of period (millions)	$82.2		$81.0	76.7	68.3	98.5	96.5

Ratios to average net assets assuming expense reductions
Expenses (d)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.29	%(e)	2.51%	2.92%	3.15%	2.71%	2.68%

Ratios to average net assets absent expense reductions
Expenses (d)	0.07	%(e)	0.07%	0.07%	0.07%	0.07%	0.06%
Net investment income	1.22	%(e)	2.44%	2.85%	3.08%	2.64%	2.62%

Portfolio turnover rate	5	%(e)	8%	3%	7%	3%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Expense ratios relate to the Balanced Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	87

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2011 (Unaudited)			Year ended December 31,
			2010	2009	2008		2007		2006
Net asset value, beginning of period	$10.61		$10.43	9.71	10.08		9.92		9.94

Income from Investment Operations
Net investment income	0.18		0.39	0.45	0.46		0.46		0.44
Net gain (loss) on investments (both realized and unrealized)	0.08		0.18	0.72	(0.37)		0.16		(0.02)

Total from investment operations	0.26		0.57	1.17	0.09		0.62		0.42

Less Distributions
Net investment income	(0.18)		(0.39)	(0.45)	(0.46)		(0.46)		(0.44)

Total distributions	(0.18)		(0.39)	(0.45)	(0.46)		(0.46)		(0.44)

Net asset value, end of period	$10.69		$10.61	10.43	9.71		10.08		9.92

Total Return (a)	2.49%		5.54%	12.25%	0.95%		6.37%		4.34%

Net assets, end of period (millions)	$174.8		$173.7	170.4	166.7		190.3		178.5

Ratios to average net assets
Expenses	0.58	%(b)	0.58%	0.58%	0.58	%(c)	0.58	%(c)	0.57%
Net investment income	3.45	%(b)	3.70%	4.42%	4.67%		4.59%		4.46%

Portfolio turnover rate	20	%(b)	18%	7%	6%		17%		19%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

(c)	The effect of expense reimbursements is less than 0.005%.

88	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2011 (Unaudited)			Year ended December 31,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$1.00		$1.00	1.00	1.00	1.00	1.00

Income from Investment Operations
Net investment income (a)	—		—	—	0.02	0.05	0.04

Total from investment operations	—		—	—	0.02	0.05	0.04

Less Distributions
Net investment income (b)	—		—	—	(0.02)	(0.05)	(0.04)

Total distributions	—		—	—	(0.02)	(0.05)	(0.04)

Net asset value, end of period	$1.00		$1.00	1.00	1.00	1.00	1.00

Total Return (c)	0.00%		0.00%	0.03%	2.08%	4.77%	4.59%

Net assets, end of period (millions)	$41.3		$42.8	46.4	50.9	49.8	48.1

Ratios to average net assets assuming expense reductions
Expenses (d)	0.14	%(e)	0.16%	0.28%	0.50%	0.50%	0.50%
Net investment income	0.00	%(e)	0.00%	0.03%	2.06%	4.67%	4.51%

Ratios to average net assets absent expense reductions
Expenses	0.56	%(e)	0.53%	0.55%	0.53%	0.55%	0.54%
Net investment income	(0.42	)%(e)	(0.37)%	(0.24)%	2.03%	4.62%	4.47%

(a)	Net investment income represents less than $0.01 per share in 2009.

(b)	Distributions from net investment income represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The expense ratio for 2011, 2010 and 2009 includes the effect of the voluntary fee waiver from SFIMC described in Note 3 under Transactions with affiliates.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	89

State Farm VP Management Corp

(Underwriter and Distributor of Securities Products) One State Farm Plaza Bloomington, IL 61710-0001

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U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1275

PRESORTED STANDARD

Issued by:

State Farm Life Insurance Company (Not licensed in MA, NY, or WI)

State Farm Life and Accident Assurance Company (Licensed in NY and WI) Home Office, Bloomington, Illinois

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products) One State Farm Plaza Bloomington, Illinois 61710-0001

1-888-702-2307

statefarm.com®

Not

FDIC

Insured

• May Lose Value

• No Bank Guarantee

231-3602.12-CH

AP2011/08/0838

8-2011

Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date August 26, 2011

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date August 26, 2011